Schedule of Investments (unaudited) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 9.2%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, (LIBOR USD 1 Month + 1.58%), 4.05%, 01/25/35(a)	USD	1,558	$1,505,490
Accunia European CLO I BV, Series 1X, Class E, (EURIBOR 3 Month + 7.00%), 7.00%, 07/15/29(a)	EUR	400	450,425
AIMCO CLO, Series 2018-AA, Class A, (LIBOR USD 3 Month + 1.02%), 3.61%, 04/17/31(a)(b)	USD	2,700	2,655,379
Ajax Mortgage Loan Trust(b):
Series 2018-E, Class A, 4.38%, 06/25/58(c)		6,697	6,767,539
Series 2018-E, Class B, 5.25%, 06/25/58(c)		630	641,825
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		1,589	467,627
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		7,480	7,517,476
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		719	705,883
Series 2018-F, Class C, 0.00%, 11/25/58(d)		1,765	842,058
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		8,225	8,221,056
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		816	800,413
Series 2018-G, Class C, 5.25%, 06/25/57(d)		2,087	1,934,671
Series 2019-B, Class A, 3.75%, 01/25/59(c)(d)		4,500	4,488,750
Series 2019-B, Class B, 5.25%, 01/25/59(c)		420	415,545
Series 2019-B, Class C, 0.00%, 01/25/59(d)		1,080	777,600
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/21/28(a)(b)		1,300	1,288,479
Allegro CLO IV Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/29(a)(b)		1,750	1,750,113
Allegro CLO VI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.72%, 01/17/31		5,350	5,313,606
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 4.09%, 01/17/31		1,000	977,222
Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/17/31		1,580	1,523,095
Allegro CLO VII Ltd., Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.70%, 06/13/31(a)(b)		1,700	1,677,165
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.51%, 10/18/27		15,000	14,938,491
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.85%, 10/18/27		7,000	6,867,871
ALM VI Ltd.(a)(b):
Series 2012-6A, Class BR3, (LIBOR USD 3 Month + 1.75%), 4.35%, 07/15/26		1,500	1,480,336
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/26		1,650	1,627,582
ALM VII Ltd.(a)(b):
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 4.08%, 10/15/28		18,000	18,024,957
Series 2012-7A, Class BR, (LIBOR USD 3 Month + 2.50%), 5.10%, 10/15/28		2,875	2,855,473
Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.45%, 10/15/28		3,750	3,748,516
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 4.01%, 10/15/28		4,175	4,177,838
Series 2013-7RA, Class A2R, (LIBOR USD 3 Month + 2.00%), 4.60%, 10/15/28		1,000	998,655
Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.30%, 10/15/28		1,000	994,726
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 4.25%, 10/15/27		2,000	1,990,338

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.80%, 10/15/27	USD	600	$592,410
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 4.09%, 10/15/28		13,250	13,257,518
Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.55%, 10/15/28		2,250	2,249,129
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/27(a)(b)		3,000	2,959,114
American Express Credit Account Master Trust:
Series 2017-5, Class A, (LIBOR USD 1 Month + 0.38%), 2.85%, 02/18/25(a)		2,000	2,006,180
Series 2017-6, Class A, 2.04%, 05/15/23		2,000	1,986,910
Series 2018-4, Class A, 2.99%, 12/15/23		1,940	1,957,647
Series 2018-6, Class A, 3.06%, 02/15/24		3,655	3,696,319
Series 2018-8, Class A, 3.18%, 04/15/24		1,709	1,736,061
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Class A3, 1.98%, 12/20/21		390	388,911
Series 2018-1, Class A3, 3.07%, 12/19/22		1,000	1,005,220
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.99%, 11/02/30(a)(b)		1,750	1,749,075
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 5.28%, 04/25/31(a)(b)		320	303,485
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.90%, 11/10/30(a)(b)		2,000	1,994,310
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A1, (LIBOR USD 1 Month + 0.80%), 3.28%, 11/25/32(a)		3,983	3,950,221
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.59%, 04/13/31(a)(b)		2,400	2,365,212
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.08%, 01/28/31		3,400	3,330,091
Series 2014-3RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.43%, 01/28/31		1,250	1,203,519
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31		1,000	956,448
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.43%, 01/28/31		600	578,839
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31		2,250	2,144,204
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.45%, 01/15/30(a)(b)		1,850	1,794,790
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 5.00%, 07/15/30(a)(b)		1,000	994,461
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.56%, 10/15/27(a)(b)		10,000	9,968,429
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.58%, 07/28/28		4,400	4,380,780
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.18%, 07/28/28		1,400	1,388,026
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.58%, 07/28/28		4,000	3,932,831

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.60%, 01/15/29(a)(b)	USD	1,350	$1,343,326
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.85%, 10/13/30		4,000	3,983,635
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.80%, 10/15/31		7,650	7,628,104
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	399	434,253
Antares CLO Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.53%), 4.12%, 01/20/30(a)(b)	USD	5,000	4,970,015
Apidos CLO XI, Series 2012-11A, Class CR, (LIBOR USD 3 Month + 2.70%), 5.29%, 01/17/28(a)(b)		1,000	1,000,639
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.68%, 04/15/31(a)(b)		2,400	2,372,158
Apidos CLO XV(a)(b):
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.60%, 04/20/31		5,000	4,926,684
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/31		1,000	963,018
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 5.29%, 04/20/31		2,000	1,917,244
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.55%, 07/16/31(a)(b)		1,750	1,694,401
Apidos CLO XXIX, Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 4.13%, 07/25/30(a)(b)		1,000	983,684
Apidos CLO XXV, Series 2016-25A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.76%, 10/20/31(a)(b)		4,500	4,459,815
Apidos CLO XXX, Series XXXA, Class A1A, (LIBOR USD 3 Month + 1.14%), 3.74%, 10/18/31(a)(b)		2,000	1,979,955
Aqueduct European CLO DAC, Series 2017- 2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	219	221,563
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.17%, 09/15/26	USD	990	987,584
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.30%), 3.77%, 04/15/27		1,080	1,082,711
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	468	518,932
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)		400	450,358
Ares LIII CLO Ltd., Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 0.00%, 04/24/31(a)(b)	USD	3,000	3,000,000
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 6.00%, 01/15/29(a)(b)		1,000	999,001
Ares XLI CLO Ltd., Series 2016-41A, Class A, (LIBOR USD 3 Month + 1.41%), 4.01%, 01/15/29(a)(b)		2,950	2,951,886

Security	Par (000)		Value

Asset-Backed Securities (continued)
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 6.04%, 01/22/28(a)(b)	USD	1,000	$999,929
Ares XLIX CLO Ltd., Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 4.24%, 07/22/30(a)(b)		500	495,681
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(a)(b)		2,100	2,044,909
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,250	2,035,366
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class B, (LIBOR USD 3 Month + 1.45%), 4.05%, 04/15/30		1,400	1,370,474
Series 2018-47A, Class C, (LIBOR USD 3 Month + 1.75%), 4.35%, 04/15/30		800	766,093
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 5.30%, 04/15/30		3,500	3,343,027
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		4,500	3,625,317
Ares XLVIII CLO, Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 07/20/30(a)(b)		1,000	959,002
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.33%, 07/28/29(a)(b)		1,500	1,499,989
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 4.20%), 6.80%, 12/05/25(a)(b)		1,000	999,852
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.48%, 05/15/30		700	676,266
Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.58%, 05/15/30		500	481,911
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.95%, 05/24/30(a)(b)		1,000	977,923
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.77%, 10/15/30		3,000	2,982,538
Series 2015-4A, Class A3R, (LIBOR USD 3 Month + 1.50%), 4.10%, 10/15/30		1,500	1,476,568
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 4.40%, 10/15/30		1,017	980,682
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 4.00%, 07/15/30		1,500	1,475,826
Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/30		1,000	962,809
Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.60%, 07/15/30		1,000	983,002
ASSURANT CLO I Ltd.(a)(b):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 10/20/29		1,000	988,558
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/20/29		1,250	1,224,942
ASSURANT CLO III Ltd., Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.23%), 3.82%, 10/20/31(a)(b)		2,000	1,985,252
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.41%, 04/20/30(a)(b)		1,000	999,874

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Atlas Senior Loan Fund VII Ltd.(a)(b):
Series 2016-7A, Class A1R, (LIBOR USD 3 Month + 1.28%), 3.92%, 11/27/31	USD	5,750	$5,723,930
Series 2016-7A, Class A2R, (LIBOR USD 3 Month + 1.55%), 4.19%, 11/27/31		5,500	5,460,877
Series 2016-7A, Class B1R, (LIBOR USD 3 Month + 1.80%), 4.44%, 11/27/31		1,700	1,683,554
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 4.10%, 01/15/31		1,300	1,265,583
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.35%, 01/15/31		2,000	1,850,116
Atlas Senior Loan Fund XI Ltd., Series 2018- 11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 3.69%, 07/26/31(a)(b)		7,000	6,888,366
Atlas Senior Loan Fund XII Ltd., Series 2018- 12A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.76%, 10/24/31(a)(b)		1,700	1,685,041
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		8,928	3,267,557
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.55%, 08/23/30(a)(b)		1,000	964,251
Atrium XV(a)(b):
Series 15A, Class B, (LIBOR USD 3 Month + 1.75%), 4.34%, 01/23/31		1,000	994,686
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 01/23/31		500	487,591
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31		500	489,010
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(a)	EUR	400	445,341
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		670	688,257
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(a)		271	304,762
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 0.00%, 07/15/32(a)		358	387,844
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 07/17/23	USD	2,000	2,007,750
Series 2018-A2, Class A2, 3.00%, 09/15/23		1,890	1,909,002
Series 2018-A3, Class A3, 3.10%, 12/15/23		1,390	1,407,501
Babson CLO Ltd., Series 2015-IA, Class AR, (LIBOR USD 3 Month + 0.99%), 3.58%, 01/20/31(a)(b)		7,500	7,383,982
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.54%, 07/20/29(a)(b)		4,500	4,475,406
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)	EUR	270	292,781
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2005-HE1, Class M2, (LIBOR USD 1 Month + 1.25%), 3.72%, 01/25/35	USD	1,441	1,443,924
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.65%, 09/25/36		1,457	1,686,883
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.64%, 01/25/37		1,602	1,572,147
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.62%, 03/25/37		4,860	4,781,659
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.62%, 03/25/37		6,574	6,821,975

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2007-HE3, Class 2A, (LIBOR USD 1 Month + 0.14%), 2.62%, 04/25/37	USD	7,227	$7,724,280
Series 2007-HE5, Class 2A, (LIBOR USD 1 Month + 0.22%), 2.70%, 06/25/47(d)		21,843	20,282,638
Bear Stearns Asset-Backed Securities Trust(a): Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 4.20%, 04/25/34		4,387	4,493,929
Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.68%, 01/25/36		1,458	1,454,539
Series 2006-1, Class M1, (LIBOR USD 1 Month + 0.50%), 2.98%, 02/25/36		702	700,837
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.84%, 01/20/29		2,500	2,499,988
Series 2014-IVA, Class BRR, (LIBOR USD 3 Month + 2.65%), 5.24%, 01/20/29		2,000	1,999,901
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.84%, 10/18/29(a)(b)		10,000	9,979,208
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.69%, 01/20/31(a)(b)		1,500	1,488,187
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.60%, 01/15/29(a)(b)		2,000	2,001,350
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(a)(b)		1,500	1,474,619
Benefit Street Partners CLO XV Ltd.(a)(b):
Series 2018-15A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.75%, 07/18/31		2,200	2,183,051
Series 2018-15A, Class A2A, (LIBOR USD 3 Month + 1.70%), 4.30%, 07/18/31		1,000	986,889
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	550	569,521
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.99%, 01/20/29	USD	1,350	1,352,007
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.77%, 10/22/30		1,000	993,478
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.35%), 3.94%, 04/20/27		2,700	2,649,929
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		1,230	1,243,117
Bowman Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.83%, 11/23/25		3,480	3,484,720
Series 2014-1A, Class D2R, (LIBOR USD 3 Month + 3.35%), 6.00%, 11/23/25		500	499,369
Burnham Park CLO Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.43%), 4.02%, 10/20/29(a)(b)		12,000	12,001,219
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 03/15/23		1,400	1,394,527
Cadogan Square CLO VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 01/15/30(a)	EUR	461	517,136
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)(d)		200	219,273
Cairn CLO VII BV, Series 2016-7X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 01/31/30(a)		400	450,773

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1, 3.01%, 02/15/24	USD	1,500	$1,514,228
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 6.04%, 08/14/30		1,500	1,477,589
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.25%, 01/15/31		1,000	945,000
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.73%, 05/15/31		1,500	1,482,466
Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 3.74%, 07/15/31		10,500	10,402,069
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/28/28		3,900	3,876,145
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/27		600	591,655
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/20/27		500	496,615
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 6.29%, 07/20/31		1,000	998,025
Carmax Auto Owner Trust, Series 2018-4, Class A3, 3.36%, 09/15/23		2,000	2,034,385
CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, 11/15/22		2,820	2,817,391
Carrington Mortgage Loan Trust, Series 2006- FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.73%, 04/25/36(a)		2,876	2,410,441
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.29%, 04/20/29(a)(b)		1,000	997,407
CBAM Ltd.(a)(b):
Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.99%, 10/17/29		1,000	991,612
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.23%), 3.82%, 10/17/29		10,000	9,963,829
Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.02%), 3.61%, 04/17/31		4,500	4,423,326
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.99%, 04/17/31		2,500	2,412,626
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.54%, 07/15/31		2,500	2,477,372
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 4.10%, 07/15/31		2,000	1,955,765
C-BASS Mortgage Loan Trust, Series 2007- CB3, Class A1, 3.82%, 03/25/37(e)		7,092	3,942,547
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 3.83%, 06/09/30(a)(b)		3,600	3,597,756
Cedar Funding IV CLO Ltd.(a)(b):
Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.82%, 07/23/30		8,375	8,355,284
Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.24%, 07/23/30		2,000	1,994,562
Cedar Funding IX CLO Ltd.(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.57%, 04/20/31(a)		8,900	8,816,683
Series 2018-9A, Class SUB, 0.00%, 04/20/31(c)		3,950	3,302,508
Cedar Funding VI CLO Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.68%, 10/20/28		3,500	3,493,719
Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.59%, 10/20/28		2,500	2,459,977

Security	Par (000)		Value

Asset-Backed Securities (continued)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (LIBOR USD 3 Month + 1.00%), 3.59%, 01/20/31(a)(b)	USD	7,800	$7,669,564
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/17/30(a)(b)		7,500	7,484,467
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.78%, 04/30/31		8,000	7,891,857
Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.35%, 04/30/31		1,750	1,731,377
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.60%, 04/30/31		1,000	964,199
Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.55%, 04/30/31		1,000	961,983
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, (LIBOR USD 3 Month + 1.33%), 3.91%, 10/29/25(a)(b)		1,509	1,510,845
CGMSE_14-2X, Series 2014-2X, (EURIBOR 3 Month + 5.70%), 5.70%, 11/17/31(a)	EUR	384	418,420
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.81%, 10/18/30	USD	5,000	4,965,986
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.64%, 04/27/31		7,000	6,912,389
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.88%, 04/27/31		1,700	1,664,179
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.63%, 04/24/30		5,000	4,949,565
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.48%, 04/24/30		500	482,744
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.72%, 10/17/30		4,400	4,385,260
Series 2014-4RA, Class A2, (LIBOR USD 3 Month + 1.65%), 4.24%, 10/17/30		1,000	993,701
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/30		400	395,626
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.79%, 10/17/30		1,600	1,574,306
Series 2015-3A, Class CR, (LIBOR USD 3 Month + 1.65%), 4.24%, 04/19/29		1,000	964,645
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.48%), 4.07%, 10/21/28		1,750	1,750,982
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.40%), 4.00%, 04/18/31		1,000	983,761
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 5.25%, 04/18/31		2,250	2,155,646
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.74%, 10/17/31		2,700	2,673,126
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/17/31		1,000	974,500
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (LIBOR USD 1 Month + 0.37%), 2.84%, 08/08/24(a)		2,000	2,003,192
Series 2018-A1, Class A1, 2.49%, 01/20/23		2,000	1,998,894
Series 2018-A6, Class A6, 3.21%, 12/07/24		900	919,131
Clear Creek CLO(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.79%, 10/20/30		7,000	6,950,737
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.19%, 10/20/30		2,000	1,958,032
Colony Starwood Homes Trust(a)(b):
Series 2016-2A, Class D, (LIBOR USD 1 Month + 2.35%), 4.82%, 12/17/33		7,144	7,148,567

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2016-2A, Class E, (LIBOR USD 1 Month + 3.35%), 5.82%, 12/17/33	USD	8,232	$8,240,638
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(c)		1,239	1,236,827
Series 1997-7, Class M1, 7.03%, 07/15/28(c)		4,399	4,435,162
Series 1998-8, Class A1, 6.28%, 09/01/30		6,727	7,112,242
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, (LIBOR USD 1 Month + 1.75%), 4.25%, 09/01/33(a)		10,530	10,605,745
Credit Acceptance Auto Loan Trust(b):
Series 2016-3A, Class A, 2.15%, 04/15/24		908	906,864
Series 2018-3A, Class A, 3.55%, 08/15/27		1,710	1,730,923
Credit-Based Asset Servicing & Securitization LLC(a)(b):
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.82%, 07/25/37		1,950	1,297,687
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.79%, 05/25/46		6,894	6,015,475
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	300	334,628
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		154	163,047
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.62%, 10/15/36(a)	USD	1,236	1,169,390
Dewolf Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.21%), 3.81%, 10/15/30(a)(b)		3,000	2,986,423
Discover Card Execution Note Trust:
Series 2017-A5, Class A5, (LIBOR USD 1 Month + 0.60%), 3.07%, 12/15/26(a)		2,000	2,006,873
Series 2018-A5, Class A5, 3.32%, 03/15/24		1,940	1,976,528
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88%, 06/15/21		557	557,390
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)	EUR	460	484,785
Dryden 36 Senior Loan Fund(a)(b):
Series 2014-36A, Class AR2, (LIBOR USD 3 Month + 1.28%), 3.88%, 04/15/29	USD	2,500	2,500,027
Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 6.30%, 04/15/29		4,000	4,000,083
Dryden 50 Senior Loan Fund(b):
Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/30(a)		1,500	1,479,529
Series 2017-50A, Class SUB, 0.00%, 07/15/30(c)		4,000	3,106,148
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 6.59%, 01/16/32(a)(b)		1,000	1,006,896
Dryden 71 CLO Ltd., Series 2018-71A, Class C, (LIBOR USD 3 Month + 2.95%), 5.64%, 01/15/29(a)(b)		1,000	1,002,622
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.83%, 08/15/30(a)(b)		1,500	1,492,927
Elevation CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 4.68%), 7.36%, 11/15/28(a)(b)		1,200	1,203,159
Elmwood CLO I Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 3.96%, 04/20/30(a)(b)		2,500	2,500,108

Security	Par (000)		Value

Asset-Backed Securities (continued)
Elmwood CLO II Ltd.(a)(b):
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 0.00%, 04/20/31	USD	6,500	$6,500,000
Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.10%), 0.00%, 04/20/31(d)		5,000	5,000,000
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A3, 2.04%, 02/22/22		1,480	1,471,118
Series 2017-1, Class A2, 2.13%, 07/20/22		402	400,722
Series 2017-1, Class A3, 2.60%, 07/20/22		650	648,470
Series 2017-3, Class A3, 2.36%, 05/20/23		1,380	1,363,211
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	300	337,242
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.50%, 07/15/30(a)(b)		USD 770	744,706
First Franklin Mortgage Loan Trust(a):
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.73%, 06/25/36		1,450	1,281,838
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 2.63%, 12/25/36		4,496	3,918,575
Series 2006-FFH1, Class M1, (LIBOR USD 1 Month + 0.37%), 2.85%, 01/25/36		10,000	9,837,098
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 02/15/22		2,300	2,267,613
Ford Credit Floorplan Master Owner Trust A, Series 2013-2, Class A, 2.09%, 03/15/22(b)		1,900	1,889,559
Galaxy XIX CLO Ltd.,
Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.80%, 07/24/30(a)(b)		15,078	15,031,686
Galaxy XV CLO Ltd.,
Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.80%, 10/15/30(a)(b)		2,500	2,492,999
Galaxy XVIII CLO Ltd.(a)(b):
Series 2018-28A, Class A1, (LIBOR USD 3 Month + 1.10%), 3.70%, 07/15/31		13,250	13,121,315
Series 2018-28A, Class D, (LIBOR USD 3 Month + 3.00%), 5.60%, 07/15/31		1,000	960,420
Galaxy XX CLO Ltd.(a)(b):
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.34%, 04/20/31		1,000	955,575
Series 2015-20A, Class D1R, (LIBOR USD 3 Month + 2.60%), 5.19%, 04/20/31		1,800	1,698,072
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 4.30%, 01/15/31(a)(b)		500	473,659
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 5.08%, 11/15/26(a)(b)		4,365	4,257,133
Galaxy XXV CLO Ltd., Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.68%, 10/25/31(a)(b)		1,000	970,399
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (LIBOR USD 3 Month + 1.02%), 3.70%, 05/16/31(a)(b)		7,000	6,885,001
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.19%), 3.79%, 10/15/30(a)(b)		2,250	2,235,530
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.94%, 04/20/29(a)(b)		1,250	1,247,972
GoldenTree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class AJ, (LIBOR USD 3 Month + 1.30%), 3.89%, 04/20/30		2,000	1,956,752

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 4.49%, 04/20/30	USD	500	$487,595
GoldenTree Loan Management US CLO Ltd.,
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 04/20/29(a)(b)		2,000	1,976,786
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.69%, 10/29/29		17,500	17,464,148
Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 4.18%, 10/29/29		900	888,456
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.71%, 07/20/31(a)(b)		3,300	3,271,960
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.67%, 01/18/31(a)(b)		2,188	2,164,803
Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(c)		7,749	7,687,004
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/15/31(a)(b)		1,400	1,329,563
Greywolf CLO III Ltd., Series 2018-3RA, Class B, (LIBOR USD 3 Month + 2.25%), 4.84%, 10/22/28(a)(b)		1,500	1,491,239
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.58%, 01/27/31(a)(b)		1,000	952,456
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.85%, 01/20/30		2,000	1,999,919
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.89%, 01/20/30		1,000	992,110
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36(e)		4,187	1,903,146
GSAMP Trust, Series 2006-HE6, Class A4, (LIBOR USD 1 Month + 0.24%), 2.72%, 08/25/36(a)		2,194	1,856,721
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.86%, 07/28/31(a)(b)		1,000	977,729
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	235	253,702
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 4.10%, 07/18/31	USD	1,000	975,537
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.45%, 07/18/31		1,000	966,911
Series 4A-2014, Class BR, (LIBOR USD 3 Month + 1.85%), 4.43%, 01/28/30		1,000	965,656
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.73%, 02/05/31		2,400	2,370,955
Series 6A-2015, Class BR, (LIBOR USD 3 Month + 1.75%), 4.48%, 02/05/31		1,100	1,051,739
Series 6A-2015, Class CR, (LIBOR USD 3 Month + 2.50%), 5.23%, 02/05/31		1,250	1,185,242
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 4.38%, 03/15/27		1,050	1,027,059
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 5.08%, 03/15/27		1,000	953,483
Series 8A-2016, Class CR, (LIBOR USD 3 Month + 1.95%), 4.54%, 07/20/30		1,000	973,805
Series 8A-2016, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/20/30		1,000	965,029

Security	Par (000)		Value

Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23	USD	2,760	$2,732,406
Series 2017-1, Class A4, 2.05%, 06/21/23		3,180	3,157,083
Series 2017-4, Class A4, 2.21%, 03/21/24		2,190	2,174,835
Series 2018-1, Class A4, 2.83%, 05/15/24		2,330	2,342,680
Series 2018-2, Class A4, 3.16%, 08/19/24		2,000	2,028,807
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.97%, 03/17/37		582	580,642
Series 2018-SFR2, Class F, (LIBOR USD 1 Month + 2.25%), 4.72%, 06/17/37		22,010	21,927,592
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.47%, 07/17/37		5,910	5,915,187
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.47%, 07/17/37		5,090	5,091,952
Series 2018-SFR3, Class F, (LIBOR USD 1 Month + 2.25%), 4.72%, 07/17/37		19,055	18,858,278
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 3.57%, 01/17/38		3,103	3,112,055
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (LIBOR USD 1 Month + 0.80%), 3.28%, 07/25/36(a)		2,975	2,810,980
Kayne CLO III Ltd.(a)(b):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 4.11%, 04/15/32		7,500	7,499,701
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.68%, 04/15/32		4,000	3,997,759
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.66%, 01/20/31(a)(b)		5,000	4,949,394
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.68%, 07/16/31(a)(b)		4,080	4,046,679
LCM XIV LP(a)(b):
Series 14A, Class BR, (LIBOR USD 3 Month + 1.58%), 4.17%, 07/20/31		1,500	1,480,792
Series 14A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.44%, 07/20/31		1,000	964,688
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 5.16%, 07/20/30(a)(b)		1,500	1,493,311
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.63%, 10/20/27(a)(b)		1,400	1,399,666
LCM XXIV Ltd.(a)(b):
Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.90%, 03/20/30		1,500	1,495,982
Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.84%, 03/20/30		500	492,146
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 4.24%, 07/20/30(a)(b)		350	348,226
Long Beach Mortgage Loan Trust(a):
Series 2005-3, Class 1A, (LIBOR USD 1 Month + 0.52%), 3.00%, 08/25/45		2,627	2,552,254
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.63%, 05/25/36		30,997	20,553,729
Series 2006-6, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.63%, 07/25/36		7,216	3,720,591
Series 2006-7, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.63%, 08/25/36		8,786	5,390,237
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.64%, 11/25/36		4,781	2,146,205
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.70%, 11/25/36		4,587	2,077,481
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR, (LIBOR USD 3 Month + 1.45%), 4.04%, 01/20/29		12,500	12,509,019

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2012-10A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.79%, 01/20/29	USD	2,370	$2,369,926
Madison Park Funding XII Ltd., Series 2014- 12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.85%, 07/20/26(a)(b)		527	527,086
Madison Park Funding XIII Ltd., Series 2014- 13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.44%, 04/19/30(a)(b)		1,000	977,089
Madison Park Funding XV Ltd., Series 2014- 15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.78%, 01/27/26(a)(b)		1,450	1,451,548
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.78%, 10/21/30(a)(b)		7,500	7,484,848
Madison Park Funding XX Ltd., Series 2016- 20A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.58%, 07/27/30(a)(b)		1,315	1,277,447
Madison Park Funding XXII Ltd., Series 2016-22A, Class C, (LIBOR USD 3 Month + 2.40%), 4.98%, 10/25/29(a)(b)		1,500	1,501,609
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.76%, 04/25/29(a)(b)		2,500	2,491,428
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.78%, 07/29/30(a)(b)		3,500	3,492,102
Madison Park Funding XXVII Ltd.(a)(b):
Series 2018-27A, Class B, (LIBOR USD 3 Month + 1.80%), 4.39%, 04/20/30		1,000	964,314
Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 5.19%, 04/20/30		1,000	952,569
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/15/29(a)(b)		1,500	1,445,684
Madison Park Funding XXXI Ltd.(a)(b):
Series 2018-31A, Class C, (LIBOR USD 3 Month + 2.15%), 4.74%, 01/23/31		600	587,455
Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31		750	729,015
Marble Point CLO XI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.78%, 12/18/30		8,000	7,940,485
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 4.10%, 12/18/30		1,500	1,458,494
Mariner CLO 7 Ltd., Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 0.00%, 04/20/32(a)(b)		5,000	4,987,323
MASTR Asset-Backed Securities Trust, Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.74%, 06/25/36(a)(b)		3,492	3,134,928
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A, (LIBOR USD 1 Month + 0.34%), 2.81%, 05/15/23(a)(b)		2,000	2,001,683
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		1,695	1,672,785
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(e)		749	308,002
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.84%, 10/20/30(a)(b)		8,250	8,217,983
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, (LIBOR USD 1 Month + 1.20%), 3.67%, 12/15/28(a)(b)		1,139	1,152,737

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.24%, 04/22/29(a)(b)	USD	750	$742,471
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR2, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/21/30		1,500	1,483,314
Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.59%, 10/21/30		1,250	1,215,034
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 4.24%, 10/17/30		800	790,892
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/30		1,000	981,049
Series 2016-22A, Class DR, (LIBOR USD 3 Month + 3.10%), 5.69%, 10/17/30		3,000	2,865,594
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/17/27		700	690,253
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 10/17/27		600	586,831
Neuberger Berman Loan Advisers CLO 26 Ltd.(a)(b):
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.77%, 10/18/30		7,500	7,470,986
Series 2017-26A, Class B, (LIBOR USD 3 Month + 1.50%), 4.10%, 10/18/30		1,500	1,468,341
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/30(a)(b)		1,000	954,112
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 2.85%), 5.44%, 04/20/30(a)(b)		500	482,777
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.12%, 04/18/22		2,560	2,546,674
Series 2018-A, Class A3, 2.65%, 05/16/22		2,040	2,042,427
Series 2018-C, Class A4, 3.27%, 06/16/25		2,740	2,805,399
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 06/15/21		1,930	1,927,100
Series 2017-B, Class A, (LIBOR USD 1 Month + 0.43%), 2.90%, 04/18/22(a)		1,955	1,957,836
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.79%, 10/17/22(a)		1,960	1,961,671
Oak Hill Credit Partners X-R Ltd.(a)(b):
Series 2014-10RA, Class B, (LIBOR USD 3 Month + 1.75%), 4.34%, 12/12/30		2,150	2,123,639
Series 2014-10RA, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 12/12/30		1,300	1,267,313
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.81%, 10/20/26(a)(b)		825	825,996
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		1,136	1,152,214
Series 1999-C, Class A2, 7.48%, 08/15/27		5,030	4,829,259
Series 2001-D, Class A3, 5.90%, 09/15/22(c)		475	369,344
Series 2002-B, Class A4, 7.09%, 06/15/32(c)		83	89,139
OCP CLO Ltd., Series 2016-11A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.86%, 10/26/30(a)(b)		1,000	996,044
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	298	318,928
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		200	194,734

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)	EUR	400	$433,123
OCT26_16-1 AR(a):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 1.80%), 4.40%, 04/20/31	USD	2,250	2,145,741
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.45%, 04/20/31		1,250	1,201,370
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.50%), 6.09%, 03/17/30(a)(b)		750	740,734
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/29(a)(b)		1,000	992,017
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.99%, 01/20/30(a)(b)		2,000	1,956,711
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.19%, 01/20/31(a)(b)		1,000	950,698
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.33%, 07/25/30(a)(b)		1,500	1,444,228
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.77%, 07/15/29(a)(b)		2,200	2,189,345
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.58%, 01/25/31(a)(b)		2,000	1,970,958
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/22/30(a)(b)		1,750	1,679,089
Octagon Loan Funding Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.18%), 3.86%, 11/18/31		13,500	13,384,468
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.70%), 4.38%, 11/18/31		1,500	1,488,439
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.54%, 01/20/32(a)(b)		400	387,325
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/23/30(a)(b)		1,000	962,687
OHA Credit Partners XIV Ltd., Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.50%), 4.09%, 01/21/30(a)(b)		1,000	975,678
OHA Loan Funding Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.41%), 4.09%, 08/15/29(a)(b)		1,500	1,502,364
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/22/30(a)(b)		1,500	1,471,930
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 4.34%, 04/17/31		1,400	1,382,683
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.69%, 04/17/31		1,000	967,050
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.72%, 04/17/31		1,200	1,156,607
OZLM XI Ltd., Series 2015-11A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.83%, 10/30/30(a)(b)		8,750	8,724,732
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.82%, 11/22/30		10,000	9,960,826

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.70%, 11/22/30	USD	1,000	$965,121
OZLM XX Ltd., Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.54%, 04/20/31(a)(b)		1,500	1,451,605
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	238	267,497
Ozlme II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		148	154,895
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/17/31	USD	1,350	1,335,856
Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 3.79%, 10/17/31		500	497,291
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/31		800	784,941
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.79%, 10/17/31		1,800	1,759,852
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 5.24%, 01/17/31		500	472,914
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 2.55%), 5.19%, 05/21/29		900	900,942
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.50%), 6.14%, 05/21/29		1,997	1,997,178
Series 2015-2A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.86%, 07/20/30		1,000	999,646
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.63%, 04/18/31		12,500	12,342,545
Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.45%), 4.05%, 04/18/31		3,000	2,932,271
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.75%), 4.35%, 04/18/31		1,000	954,161
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/18/31		1,000	935,314
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.70%, 07/16/31		3,000	2,969,818
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.65%), 4.35%, 04/20/27		7,500	7,500,000
Palmer Square Loan Funding Ltd., Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.25%), 0.00%, 04/20/27(a)(b)		1,000	1,000,000
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.45%, 08/23/31(a)(b)		2,600	2,565,473
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21(b)		830	826,292
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A1, 3.84%, 12/25/58(b)(e)		12,970	12,970,000
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		1,625	1,649,272
Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 6.02%, 01/17/34(a)		7,809	7,808,952
Series 2018-SFR3, Class F, 5.37%, 10/17/35		30,710	31,222,743
Series 2019-SFR2, Class E, 4.14%, 05/17/36		13,495	13,509,807
Series 2019-SFR2, Class F, 4.84%, 05/17/36		5,580	5,586,065
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.81%, 10/15/30(a)(b)		8,000	7,968,855
Regatta Funding LP(a)(b):
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 0.00%, 01/15/29		2,500	2,500,000

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 0.00%, 01/15/29	USD	5,000	$5,000,000
Regatta IX Funding Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 6.49%, 04/17/30(a)(b)		750	753,435
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.64%, 07/20/28(a)(b)		1,000	978,234
Regatta VII Funding Ltd.(a)(b):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.63%, 12/20/28		750	737,157
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 5.38%, 12/20/28		1,000	974,128
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 01/17/31(a)(b)		1,000	963,124
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.90%, 10/15/29		1,000	985,473
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.78%, 10/20/30		17,000	16,858,959
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.74%, 05/20/31		7,000	6,907,686
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 4.36%, 05/20/31		1,000	984,675
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 3.75%, 10/20/31		3,500	3,473,769
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 4.39%, 10/20/31		1,125	1,115,172
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/20/31		700	686,284
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.69%, 10/20/31		600	582,592
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.75%), 4.37%, 04/20/32		3,000	2,996,450
Series 2019-1A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.67%, 04/20/32		3,000	2,995,331
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.69%, 01/15/30(a)(b)		4,500	4,456,876
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.85%, 10/15/31(a)(b)		1,250	1,228,203
RRCLO_1X, (EURIBOR 3 Month + 5.95%), 5.95%, 04/15/32(a)	EUR	1,050	1,115,005
SLM Private Education Loan Trust(b):
Series 2011-B, Class A2, 3.74%, 02/15/29	USD	78	78,378
Series 2013-B, Class A2A, 1.85%, 06/17/30		162	161,529
Series 2013-B, Class A2B, (LIBOR USD 1 Month + 1.10%), 3.57%, 06/17/30(a)		289	289,546
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26		1,107	1,111,945
Series 2015-C, Class A2B, (LIBOR USD 1 Month + 1.40%), 3.87%, 07/15/27(a)		1,231	1,248,627
Series 2016-A, Class A2A, 2.70%, 05/15/31		683	679,129
Series 2016-B, Class A2A, 2.43%, 02/17/32		790	777,843
Series 2016-C, Class A2A, 2.34%, 09/15/34		1,708	1,674,656
Series 2017-A, Class A2B, (LIBOR USD 1 Month + 0.90%), 3.37%, 09/15/34(a)		1,524	1,527,721
Series 2018-A, Class A2A, 3.50%, 02/15/36		1,870	1,903,361
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 3.19%, 01/15/37(a)		770	766,313
Series 2018-C, Class A2B, (LIBOR USD 1 Month + 0.75%), 3.22%, 11/15/35(a)		1,000	996,343
Series 2019-A, Class A2A, 3.44%, 07/15/36		430	435,895

Security	Par (000)		Value

Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36	USD	849	$847,038
Series 2016-A, Class A1, (LIBOR USD 1 Month + 1.75%), 4.23%, 08/25/36(a)		1,054	1,069,352
Series 2016-C, Class A2B, 2.36%, 12/27/32		376	373,084
Series 2016-D, Class A2B, 2.34%, 04/25/33		513	505,566
Series 2017-F, Class A2FX, 2.84%, 01/25/41		2,250	2,236,736
Series 2018-A, Class A2A, 2.39%, 02/25/42		829	826,374
Series 2018-C, Class A2FX, 3.59%, 01/25/48		383	390,210
Series 2018-D, Class A2FX, 3.60%, 02/25/48		377	385,139
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.66%, 01/26/31(a)(b)		3,400	3,360,237
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.18%), 3.77%, 10/26/31(a)(b)		6,600	6,543,897
Sound Point CLO XXII Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.37%), 3.94%, 01/20/32(a)(b)		3,000	3,001,262
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 3.75%, 04/18/31(a)(b)		6,000	5,938,535
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/30(a)(b)		1,700	1,623,773
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.63%, 10/15/25(a)(b)		815	815,127
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.59%, 01/23/28(a)(b)		1,000	975,821
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (LIBOR USD 3 Month + 2.20%), 4.96%, 12/21/29(a)(b)		4,000	4,003,365
THL Credit Wind River CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.34%), 3.94%, 04/18/29		1,500	1,500,784
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.23%), 3.82%, 07/20/30		10,000	9,932,000
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.75%, 01/16/31(a)(b)		10,000	9,900,008
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.52%, 01/20/32(a)(b)		1,000	984,510
TICP CLO IX Ltd.(a)(b):
Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 3.73%, 01/20/31		750	745,168
Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 4.19%, 01/20/31		1,000	981,732
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 5.20%, 07/15/29(a)(b)		1,750	1,755,790
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 3.77%, 10/20/31		4,000	3,961,747
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/20/31		1,200	1,170,968
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.64%, 10/20/31		1,100	1,074,733
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class A, (LIBOR USD 3 Month + 1.11%), 3.92%, 01/15/31		7,800	7,776,081

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2018-12A, Class C, (LIBOR USD 3 Month + 2.00%), 4.81%, 01/15/31	USD	500	$487,939
Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 5.61%, 01/15/31		1,000	971,019
Towd Point Mortgage Trust(b)(c):
Series 2016-3, Class A1, 2.25%, 04/25/56		1,060	1,044,111
Series 2016-4, Class A1, 2.25%, 07/25/56		2,071	2,033,965
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A4, 1.98%, 12/15/22		2,000	1,975,922
Series 2017-D, Class A4, 2.12%, 02/15/23		1,250	1,238,864
Series 2018-B, Class A3, 2.96%, 09/15/22		2,000	2,011,757
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.24%, 10/20/28(a)(b)		1,000	979,894
Tricon American Homes Trust(b):
Series 2017-SFR1, Class D, 3.41%, 09/17/34		3,035	3,002,679
Series 2017-SFR2, Class F, 5.10%, 01/17/36		7,938	8,005,913
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/15/29(a)(b)		1,400	1,395,415
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	816	1,181,100
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, (LIBOR USD 3 Month + 1.56%), 4.15%, 10/20/28(a)(b)	USD	3,750	3,752,714
Vibrant CLO V Ltd., Series 2016-5A, Class C, (LIBOR USD 3 Month + 2.80%), 5.39%, 01/20/29(a)(b)		1,000	989,944
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 04/18/31		1,000	967,149
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.80%), 5.40%, 04/18/31		1,000	959,801
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.69%, 07/14/31		500	492,948
Series 2017-3A, Class C, (LIBOR USD 3 Month + 3.55%), 6.14%, 07/20/30		900	900,498
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.19%, 04/19/31		2,000	1,891,289
Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.15%), 3.75%, 10/15/31		3,300	3,268,539
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, (LIBOR USD 1 Month + 0.14%), 2.62%, 07/25/37(a)(b)		3,565	3,372,860
Washington Mutual Asset-Backed CertificatesTrust, Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.63%, 10/25/36(a)		19,941	16,156,058
Webster Park CLO Ltd.(a)(b):
Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.94%, 07/20/30		3,800	3,726,333
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/20/30		1,000	960,883
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.91%, 04/20/29(a)(b)		2,000	1,996,969
Westcott Park CLO Ltd., Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.35%), 6.94%, 07/20/28(a)(b)		500	500,658
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.12%), 3.71%, 10/22/29		7,300	7,248,321

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 4.24%, 10/22/29	USD	2,100	$2,067,580
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/22/29		1,800	1,763,949
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.60%, 10/22/29		2,800	2,716,851
York CLO 2 Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.74%, 01/22/31		18,000	17,890,717
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 4.04%, 01/22/31		1,000	985,133
York CLO 3 Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.19%, 10/20/29(a)(b)		2,000	2,000,491
York CLO 4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.69%, 01/20/30(a)(b)		1,750	1,761,030

Total Asset-Backed Securities — 9.2% (Cost: $1,478,356,877)			1,475,652,110

	Shares

Common Stocks — 19.9%

Aerospace & Defense — 0.3%
Arconic, Inc.		6,304	135,410
BAE Systems plc		1,743,809	11,207,951
Boeing Co. (The)		7,926	2,993,571
General Dynamics Corp.		3,804	679,851
Harris Corp.		1,650	278,025
Huntington Ingalls Industries, Inc.		574	127,761
L3 Technologies, Inc.		1,106	241,750
Lockheed Martin Corp.		3,449	1,149,655
Northrop Grumman Corp.		2,374	688,246
Raytheon Co.		9,951	1,767,198
Safran SA		50,811	7,406,268
Textron, Inc.		3,292	174,476
Thales SA		58,485	6,987,638
TransDigm Group, Inc.(f)		665	320,876
United Technologies Corp.		99,904	14,247,309

			48,405,985

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		1,903	154,143
Cia de Distribucion Integral Logista Holdings SA		272,797	6,472,085
Deutsche Post AG (Registered)		438,056	15,227,015
Expeditors International of Washington, Inc.		2,389	189,734
FedEx Corp.		3,392	642,648
Hyundai Glovis Co. Ltd.		5,343	730,919
Royal Mail plc		55,494	183,108
United Parcel Service, Inc., Class B		9,797	1,040,637

			24,640,289

Airlines — 0.1%
AirAsia Group Bhd		121,100	79,999
Alaska Air Group, Inc.		1,829	113,215
American Airlines Group, Inc.		5,674	193,937
Copa Holdings SA, Class A		74,435	6,197,458
Delta Air Lines, Inc.		8,691	506,599
Eva Airways Corp.		589,700	289,206
Southwest Airlines Co.		26,834	1,455,208
United Continental Holdings, Inc.(f)		3,070	272,800

			9,108,422

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Components — 0.0%
Aptiv plc	3,773	$323,346
BorgWarner, Inc.	3,069	128,192
Hankook Tire Co. Ltd.	6,266	213,221
Magna International, Inc.	23,849	1,327,476

		1,992,235

Automobiles — 0.1%
Astra International Tbk. PT	10,316,100	5,522,403
Ferrari NV	787	106,742
Ford Motor Co.	54,515	569,682
Ford Otomotiv Sanayi A/S	8,120	71,776
General Motors Co.	18,316	713,408
Harley-Davidson, Inc.	2,254	83,916
Hero MotoCorp Ltd.	103,217	3,728,694
Kia Motors Corp.	60,444	2,343,046
Maruti Suzuki India Ltd.	48,673	4,663,823

		17,803,490

Banks — 1.3%
Banco de Chile	2,864,247	420,228
Banco de Credito e Inversiones SA	4,256	283,373
Banco Macro SA, ADR	100,034	4,059,380
Banco Santander Chile	6,180,797	434,381
Banco Santander Chile, ADR	14,484	405,552
Bancolombia SA, ADR	29,551	1,498,827
Bank Central Asia Tbk. PT	1,110,900	2,244,101
Bank Mandiri Persero Tbk. PT(f)	18,006,700	9,810,125
Bank of America Corp.	126,576	3,870,694
Bank of China Ltd., Class A	232,900	134,589
Bank of China Ltd., Class H	21,889,000	10,452,115
Bank of Communications Co. Ltd., Class A	1,694,700	1,576,506
Bank of Communications Co. Ltd., Class H	1,964,000	1,656,489
Bank of Montreal	50,611	3,997,653
Bank Polska Kasa Opieki SA	46,310	1,382,172
Bank Tabungan Pensiunan Nasional Syariah
Tbk. PT(f)	973,000	168,626
BB&T Corp.	10,793	552,602
Capitec Bank Holdings Ltd.	2,334	218,094
Chang Hwa Commercial Bank Ltd.	448,000	268,369
China CITIC Bank Corp. Ltd., Class H	101,000	64,808
China Construction Bank Corp., Class H	668,000	588,886
China Development Financial Holding Corp.(f)	1,912,000	616,313
Citigroup, Inc.	33,142	2,343,139
Citizens Financial Group, Inc.	209,190	7,572,678
Comerica, Inc.	6,231	489,694
Commercial Bank PQSC (The)	11,682	162,555
CTBC Financial Holding Co. Ltd.	3,498,000	2,396,311
DBS Group Holdings Ltd.	444,000	9,233,175
Dubai Islamic Bank PJSC	359,218	505,280
E.Sun Financial Holding Co. Ltd.	1,578,000	1,295,708
Erste Group Bank AG	139,316	5,578,368
Fifth Third Bancorp	74,582	2,149,453
FinecoBank Banca Fineco SpA	305,563	4,024,853
First Abu Dhabi Bank PJSC	180,438	785,878
First Financial Holding Co. Ltd.	1,824,140	1,302,325
First Republic Bank	2,267	239,441
Grupo Financiero Banorte SAB de CV, Class O	1,128,771	7,152,113
HDFC Bank Ltd.	302,672	10,054,813
Hong Leong Bank Bhd	75,000	362,730
Hong Leong Financial Group Bhd	18,200	84,602
Hua Nan Financial Holdings Co. Ltd.	583,000	381,256
Huntington Bancshares, Inc.	14,694	204,540
IndusInd Bank Ltd.	292,703	6,764,155
Industrial & Commercial Bank of China Ltd., Class H	10,530,000	7,920,245

Security	Shares	Value

Banks (continued)
Industrial Bank of Korea	38,826	$470,810
Itau Unibanco Holding SA, ADR	228,447	1,976,067
JPMorgan Chase & Co.	46,165	5,357,448
KBC Group NV	6,676	495,599
KeyCorp	14,464	253,843
Komercni banka A/S	42,645	1,617,782
M&T Bank Corp.	49,252	8,376,288
Malayan Banking Bhd	1,296,100	2,900,157
Masraf Al Rayan QSC	26,137	259,443
Mega Financial Holding Co. Ltd.	1,307,000	1,254,796
Moneta Money Bank A/S(b)	525,803	1,685,363
OTP Bank Nyrt	42,313	1,881,701
People’s United Financial, Inc.	5,225	90,340
PNC Financial Services Group, Inc. (The)	6,387	874,572
Powszechna Kasa Oszczednosci Bank Polski SA	35,696	367,414
Public Bank Bhd	464,300	2,527,621
Qatar Islamic Bank SAQ	7,906	360,851
Qatar National Bank QPSC	13,549	725,663
Regions Financial Corp.	162,749	2,527,492
RHB Bank Bhd	251,900	363,383
Royal Bank of Canada	13,803	1,100,057
Sberbank of Russia PJSC, ADR	422,314	6,053,414
Shinhan Financial Group Co. Ltd.	60,215	2,275,819
Siam Commercial Bank PCL (The), NVDR	1,186,400	4,870,848
SinoPac Financial Holdings Co. Ltd.	788,000	303,752
Skandinaviska Enskilda Banken AB, Class A	302,292	2,886,164
SunTrust Banks, Inc.	10,553	691,010
SVB Financial Group(f)	737	185,518
Svenska Handelsbanken AB, Class A	718,731	7,850,769
Taishin Financial Holding Co. Ltd.	1,064,000	482,470
Taiwan Cooperative Financial Holding Co. Ltd.	811,000	538,281
TCS Group Holding plc, GDR	196,583	3,912,002
Tisco Financial Group PCL, NVDR	287,600	755,035
United Overseas Bank Ltd.	410,000	8,396,176
US Bancorp	172,185	9,180,904
Wells Fargo & Co.	206,382	9,990,953
Zions Bancorp	2,660	131,218

		209,678,218

Beverages — 0.5%
Ambev SA (Preference)	1,208,900	5,694,418
Brown-Forman Corp., Class B	2,302	122,673
Carlsberg A/S, Class B	13,747	1,777,498
Cia Cervecerias Unidas SA	25,545	353,021
Cia Cervecerias Unidas SA, ADR	11,399	313,928
Coca-Cola Amatil Ltd.	42,478	263,495
Coca-Cola Co. (The)	380,278	18,656,439
Coca-Cola Femsa SAB de CV	48,535	308,705
Coca-Cola Icecek A/S	18,455	98,018
Constellation Brands, Inc., Class A	2,320	491,074
Diageo plc	461,396	19,451,400
Fomento Economico Mexicano SAB de CV	265,587	2,595,665
Fomento Economico Mexicano SAB de CV, ADR	28,795	2,810,104
Fraser & Neave Holdings Bhd	29,700	250,767
Heineken NV	67,940	7,344,813
Molson Coors Brewing Co., Class B	2,593	166,445
Monster Beverage Corp.(f)	5,511	328,456
PepsiCo, Inc.	209,523	26,829,420

		87,856,339

Biotechnology — 0.2%
AbbVie, Inc.	145,445	11,546,879
Alexion Pharmaceuticals, Inc.(f)	3,141	427,584

11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amgen, Inc.	63,392	$11,367,453
Biocon Ltd.	156,419	1,336,547
Biogen, Inc.(f)	2,791	639,809
Celgene Corp.(f)	16,547	1,566,339
Gilead Sciences, Inc.	17,958	1,167,988
Incyte Corp.(f)	2,511	192,845
Regeneron Pharmaceuticals, Inc.(f)	1,097	376,425
Vertex Pharmaceuticals, Inc.(f)	9,338	1,577,935

		30,199,804

Building Products — 0.0%
Allegion plc	1,247	123,740
AO Smith Corp.	1,992	104,719
Fortune Brands Home & Security, Inc.	1,957	103,290
Johnson Controls International plc	12,791	479,663
Masco Corp.	4,096	159,990

		971,402

Capital Markets — 0.1%
Affiliated Managers Group, Inc.	855	94,837
Ameriprise Financial, Inc.	1,934	283,853
Bank of New York Mellon Corp. (The)	12,869	639,075
Cboe Global Markets, Inc.	1,622	164,812
Charles Schwab Corp. (The)	17,133	784,349
China Everbright Ltd.	24,000	43,753
CME Group, Inc.	5,156	922,408
Deutsche Boerse AG	56,269	7,518,796
E*TRADE Financial Corp.	3,808	192,913
Franklin Resources, Inc.	4,977	172,155
Goldman Sachs Group, Inc. (The)	4,909	1,010,861
Intercontinental Exchange, Inc.	13,004	1,057,875
Invesco Ltd.	6,699	147,177
Moody’s Corp.	2,468	485,258
Morgan Stanley	18,889	911,394
MSCI, Inc.	1,268	285,782
Nasdaq, Inc.	1,872	172,598
Northern Trust Corp.	3,366	331,719
Raymond James Financial, Inc.	1,998	182,957
S&P Global, Inc.	3,623	799,451
State Street Corp.	5,636	381,332
T Rowe Price Group, Inc.	3,586	385,495
Yuanta Financial Holding Co. Ltd.	131,000	75,981

		17,044,831

Chemicals — 0.1%
Air Products & Chemicals, Inc.	3,143	646,798
Albemarle Corp.	1,470	110,338
Arkema SA	12,283	1,261,176
Asian Paints Ltd.	11,448	240,825
Castrol India Ltd.	73,607	161,553
Celanese Corp.	1,797	193,878
CF Industries Holdings, Inc.	3,195	143,072
Dow, Inc.(f)	10,614	602,132
DowDuPont, Inc.	31,844	1,224,402
Eastman Chemical Co.	1,939	152,948
Ecolab, Inc.	3,545	652,564
FMC Corp.	1,864	147,368
Formosa Chemicals & Fibre Corp.	86,000	309,458
International Flavors & Fragrances, Inc.	1,402	193,182
Linde plc	7,727	1,392,869
LyondellBasell Industries NV, Class A	4,280	377,624
Mosaic Co. (The)	5,159	134,701
Petronas Chemicals Group Bhd	561,000	1,221,355
Pidilite Industries Ltd.	14,532	257,941
PPG Industries, Inc.	3,334	391,745
Sherwin-Williams Co. (The)	1,131	514,413

Security	Shares	Value

Chemicals (continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class A	203,900	$155,364
Sinopec Shanghai Petrochemical Co. Ltd., Class H	988,000	447,494
Solvay SA	8,592	1,035,987

		11,969,187

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,182	256,660
Copart, Inc.(f)	2,851	191,929
Loomis AB, Class B	171,078	6,329,422
Preston Holdings LLC(d)(f)	24,388	132,671
Republic Services, Inc.	73,612	6,096,546
Rollins, Inc.	2,039	78,848
S-1 Corp.	59,763	5,013,717
Waste Management, Inc.	62,081	6,663,775

		24,763,568

Communications Equipment — 0.1%
Arista Networks, Inc.(f)	736	229,846
Cisco Systems, Inc.	359,920	20,137,524
F5 Networks, Inc.(f)	839	131,639
Juniper Networks, Inc.	5,031	139,711
Motorola Solutions, Inc.	2,311	334,887
Wistron NeWeb Corp.	58,000	150,260

		21,123,867

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	60,253	2,770,807
Bouygues SA	343,219	12,919,581
China Railway Group Ltd., Class H	396,000	312,355
Fluor Corp.	1,947	77,354
Jacobs Engineering Group, Inc.	1,655	128,991
Larsen & Toubro Ltd.	297,338	5,766,725
Quanta Services, Inc.	1,814	73,648
Sinopec Engineering Group Co. Ltd., Class H	59,500	57,538
Tekfen Holding A/S	24,363	108,819
Vinci SA	128,291	12,956,909
WSP Global, Inc.	3,073	165,933

		35,338,660

Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., Class H	921,500	5,624,669
Grupo Argos SA	8,038	45,743
Martin Marietta Materials, Inc.	888	197,047
Vulcan Materials Co.	1,889	238,222

		6,105,681

Consumer Finance — 0.0%
American Express Co.	9,951	1,166,556
Capital One Financial Corp.	6,577	610,543
Discover Financial Services	4,882	397,834
Synchrony Financial	9,457	327,874

		2,502,807

Containers & Packaging — 0.2%
Amcor Ltd.	1,433,246	16,201,194
Avery Dennison Corp.	1,200	132,780
Ball Corp.	4,695	281,418
International Paper Co.	302,564	14,163,021
Packaging Corp. of America	1,351	133,965
Sealed Air Corp.	2,172	101,259
WestRock Co.	3,685	141,430

		31,155,067

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	172,520	$17,690,201
Jardine Cycle & Carriage Ltd.	2,100	54,874
LKQ Corp.(f)	4,405	132,590
		17,877,665

Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,117	84,814

Diversified Financial Services — 0.1%
Ayala Corp.	20,960	363,570
Berkshire Hathaway, Inc., Class B(f)	27,368	5,930,919
FirstRand Ltd.	14,870	70,767
Haci Omer Sabanci Holding A/S	144,238	186,467
Industrivarden AB, Class C	115,715	2,604,127
Investor AB, Class B	1,848	88,134
Jefferies Financial Group, Inc.	3,573	73,497
Metro Pacific Investments Corp.	1,868,000	163,857
		9,481,338

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	102,415	3,170,769
BCE, Inc.	131,970	5,904,517
Bharti Infratel Ltd.	111,248	420,043
CenturyLink, Inc.	13,164	150,333
China Telecom Corp. Ltd., Class H	3,716,000	1,925,934
China Tower Corp. Ltd., Class H(b)	682,000	184,643
China Unicom Hong Kong Ltd.	1,654,000	1,963,916
China Unicom Hong Kong Ltd., ADR	29,164	346,177
Chunghwa Telecom Co. Ltd.	575,000	2,071,276
Emirates Telecommunications Group Co. PJSC	94,080	427,828
Hellenic Telecommunications Organization SA	11,744	163,111
HKT Trust & HKT Ltd.(g)	3,906,000	6,054,579
Koninklijke KPN NV	2,248,640	6,910,870
Nippon Telegraph & Telephone Corp.	49,100	2,042,974
Ooredoo QPSC	4,016	71,393
Orange Polska SA(f)	102,386	132,398
PCCW Ltd.	2,000,000	1,205,959
Telekomunikasi Indonesia Persero Tbk. PT	1,399,800	372,749
Telenor ASA	49,379	992,610
Telia Co. AB	2,036,793	8,677,814
Telkom SA SOC Ltd.	37,234	221,608
TELUS Corp.	721,715	26,574,756
Verizon Communications, Inc.	58,090	3,322,167
		73,308,424

Electric Utilities — 0.2%
Alliant Energy Corp.	3,266	154,253
American Electric Power Co., Inc.	6,982	597,310
CEZ A/S	24,070	560,654
CPFL Energia SA	22,800	172,289
Duke Energy Corp.	10,304	938,900
Edison International	4,592	292,832
Endesa SA	217,765	5,432,882
Enel Chile SA	1,621,722	163,417
Entergy Corp.	2,583	250,293
Equatorial Energia SA	55,700	1,166,247
Evergy, Inc.	92,321	5,338,000
Eversource Energy	4,524	324,190
Exelon Corp.	13,386	682,017
FirstEnergy Corp.	7,155	300,725
Iberdrola SA	837,190	7,607,874
Inter RAO UES PJSC	4,278,000	259,701
Interconexion Electrica SA ESP	15,157	74,162
Manila Electric Co.	25,180	186,289
NextEra Energy, Inc.	6,799	1,321,998
OGE Energy Corp.	26,920	1,139,793

Security	Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corp.	37,907	$3,611,400
Power Assets Holdings Ltd.	254,500	1,775,182
PPL Corp.	10,151	316,813
Southern Co. (The)	14,487	770,998
Tenaga Nasional Bhd	518,600	1,543,423
Terna Rete Elettrica Nazionale SpA	123,427	740,458
Transmissora Alianca de Energia Eletrica SA	77,190	519,902
Xcel Energy, Inc.	7,115	401,997
		36,643,999

Electrical Equipment — 0.1%
AMETEK, Inc.	30,819	2,717,311
Eaton Corp. plc	11,214	928,743
Emerson Electric Co.	8,707	618,110
Rockwell Automation, Inc.	27,991	5,058,254
Schneider Electric SE	131,401	11,121,246
		20,443,664

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	11,199	1,114,973
CDW Corp.	17,371	1,834,378
China Railway Signal & Communication Corp. Ltd., Class H(b)	292,000	214,419
Coretronic Corp.(f)	64,000	99,638
Corning, Inc.	119,805	3,815,789
Delta Electronics, Inc.	12,000	63,337
FLIR Systems, Inc.	1,915	101,380
Hollysys Automation Technologies Ltd.	3,986	83,427
Innolux Corp.	1,870,000	600,051
IPG Photonics Corp.(f)	495	86,491
Keysight Technologies, Inc.(f)	2,671	232,457
Merry Electronics Co. Ltd.	598,489	3,447,194
Partron Co. Ltd.	28,237	335,736
Samsung SDI Co. Ltd.	20,023	4,065,592
TE Connectivity Ltd.	4,837	462,659
WPG Holdings Ltd.(f)	436,000	575,448
		17,132,969

Energy Equipment & Services — 0.0%
Baker Hughes a GE Co., Class A	7,107	170,710
Halliburton Co.	12,359	350,131
Helmerich & Payne, Inc.	1,509	88,307
National Oilwell Varco, Inc.	5,307	138,725
Schlumberger Ltd.	19,634	837,979
TechnipFMC plc.	5,890	144,835
		1,730,687

Entertainment — 0.1%
Activision Blizzard, Inc.	10,709	516,281
Electronic Arts, Inc.(f)	4,247	401,978
NCSoft Corp.	15,196	6,843,319
NetEase, Inc., ADR	20,690	5,886,926
Netflix, Inc.(f)	6,135	2,273,263
Take-Two Interactive Software, Inc.(f)	1,645	159,285
Viacom, Inc., Class B	4,892	141,428
Walt Disney Co. (The)	24,645	3,375,626
		19,598,106

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	157,433	22,416,885
alstria office REIT-AG	388,612	6,093,423
American Tower Corp.	6,182	1,207,345
Apartment Investment & Management Co., Class A	1,930	95,265
Ascendas REIT	7,654,221	16,907,972
Assura plc	24,419,247	18,978,248
AvalonBay Communities, Inc.	100,763	20,246,310

13

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	163,827	$22,545,872
British Land Co. plc (The)	1,123,696	8,718,390
Camden Property Trust	7,024	706,966
Community Healthcare Trust, Inc.	87,304	3,184,850
Crown Castle International Corp.	122,679	15,430,565
CyrusOne, Inc.	187,880	10,463,037
Digital Realty Trust, Inc.	2,900	341,359
Duke Realty Corp.	5,175	161,046
EPR Properties	251,787	19,855,923
Equinix, Inc.	33,912	15,419,786
Equity Residential	5,183	396,085
Essex Property Trust, Inc.	915	258,487
Extra Space Storage, Inc.	19,970	2,070,689
Federal Realty Investment Trust	1,022	136,795
Fortress REIT Ltd., Class A	228,427	307,710
HCP, Inc.	6,759	201,283
Highwoods Properties, Inc.	424,869	18,940,660
Host Hotels & Resorts, Inc.	10,490	201,828
Hudson Pacific Properties, Inc.	286,060	9,972,052
Ichigo Office REIT Investment	5,065	4,665,102
Invincible Investment Corp.	20,466	10,356,039
Iron Mountain, Inc.	3,962	128,686
Japan Rental Housing Investments, Inc.	14,962	11,551,547
Kenedix Office Investment Corp.	2,540	16,992,638
Kimco Realty Corp.	5,833	101,436
Link REIT	953,500	11,140,652
Macerich Co. (The)	1,630	65,428
Mid-America Apartment Communities, Inc.	1,576	172,430
Mitsui Fudosan Logistics Park, Inc.	1,676	5,328,573
National Storage REIT	7,483,147	9,442,687
Omega Healthcare Investors, Inc.	202,923	7,181,445
PLA Administradora Industrial S de RL de CV	2,341,174	3,908,594
Prologis, Inc.	289,767	22,216,436
PRS REIT plc (The)	3,393,928	4,434,874
Public Storage	2,121	469,123
Realty Income Corp	4,321	302,513
Redefine Properties Ltd.	466,353	321,117
Regency Centers Corp.	147,809	9,928,330
RioCan REIT	1,257,916	24,187,442
RPT Realty	67,795	822,353
SBA Communications Corp.(f)	1,569	319,652
Scentre Group	3,428,842	9,249,295
Secure Income REIT plc	1,268,249	6,830,180
Simon Property Group, Inc.	103,917	18,050,383
SL Green Realty Corp.	1,275	112,633
Spirit Realty Capital, Inc.	366,007	14,808,643
STAG Industrial, Inc.	170,461	4,905,868
Sun Communities, Inc.	104,682	12,884,261
Takara Leben Real Estate Investment Corp.	5,678	4,781,495
Target Healthcare REIT Ltd.	5,541,770	8,440,515
UDR, Inc.	3,814	171,439
Unibail-Rodamco-Westfield	98,666	16,959,224
Ventas, Inc.	5,104	311,905
VEREIT, Inc.	884,996	7,310,067
VICI Properties, Inc.	498,722	11,370,862
Vornado Realty Trust	16,042	1,109,144
Welltower, Inc.	5,493	409,393
Weyerhaeuser Co.	10,871	291,343
		477,292,578

Food & Staples Retailing — 0.1%
BIM Birlesik Magazalar A/S	39,255	546,369
Colruyt SA	8,037	580,184
Costco Wholesale Corp.	6,215	1,525,969
CP ALL PCL, NVDR	782,600	1,901,053

Security	Shares	Value

Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize NV	198,689	$4,788,721
Kroger Co. (The)	26,185	675,049
Pick n Pay Stores Ltd.	94,947	460,432
President Chain Store Corp.	88,000	821,055
SPAR Group Ltd. (The)	46,092	625,814
Sun Art Retail Group Ltd.	191,500	167,358
Sysco Corp.	6,560	461,627
Walgreens Boots Alliance, Inc.	11,325	606,680
Wal-Mart de Mexico SAB de CV	1,928,963	5,667,510
Walmart, Inc.	20,036	2,060,502
		20,888,323

Food Products — 0.3%
Archer-Daniels-Midland Co.	73,850	3,293,710
Campbell Soup Co.	2,667	103,186
Conagra Brands, Inc.	6,966	214,413
Daesang Corp.	6,086	138,431
General Mills, Inc.	14,551	748,940
Hershey Co. (The)	1,883	235,093
Hormel Foods Corp.	3,774	150,734
Indofood CBP Sukses Makmur Tbk. PT	342,300	233,884
Indofood Sukses Makmur Tbk. PT	158,400	77,341
IOI Corp. Bhd	220,100	239,891
JM Smucker Co. (The)	1,575	193,142
Kellogg Co.	31,400	1,893,420
Kraft Heinz Co. (The)	8,759	291,149
Kuala Lumpur Kepong Bhd	48,700	291,411
Lamb Weston Holdings, Inc.	2,027	141,991
McCormick & Co., Inc. (Non-Voting)	1,713	263,751
Mondelez International, Inc., Class A	20,291	1,031,797
Nestle India Ltd.	5,511	863,418
Nestle Malaysia Bhd	37,000	1,306,548
Nestle SA (Registered)	334,732	32,227,211
NongShim Co. Ltd.	721	173,239
PPB Group Bhd	45,200	204,688
Sime Darby Plantation Bhd	268,600	334,821
Standard Foods Corp.	63,000	111,488
Tingyi Cayman Islands Holding Corp.	464,000	764,082
Tyson Foods, Inc., Class A	4,182	313,692
Uni-President China Holdings Ltd.	27,000	24,725
Uni-President Enterprises Corp.	986,000	2,343,404
Want Want China Holdings Ltd.	841,000	667,698
		48,877,298

Gas Utilities — 0.1%
Atmos Energy Corp.	1,710	175,001
Beijing Enterprises Holdings Ltd.	114,000	607,428
China Resources Gas Group Ltd.	264,000	1,225,410
ENN Energy Holdings Ltd.	624,500	5,902,141
GAIL India Ltd.	197,408	1,011,138
Perusahaan Gas Negara Persero Tbk	470,800	76,735
Petronas Gas Bhd	58,600	250,741
		9,248,594

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	24,736	1,967,996
ABIOMED, Inc.(f)	646	179,207
Align Technology, Inc.(f)	1,022	331,823
Ansell Ltd.	259,521	4,940,830
Baxter International, Inc.	8,501	648,626
Becton Dickinson and Co.	3,786	911,442
Boston Scientific Corp.(f)	19,364	718,792
Cooper Cos., Inc. (The)	680	197,146
Danaher Corp.	8,817	1,167,724
Dentsply Sirona, Inc.	3,152	161,162
Edwards Lifesciences Corp.(f)	2,948	519,054

14

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(f)	3,729	$172,951
IDEXX Laboratories, Inc.(f)	1,194	277,008
Intuitive Surgical, Inc.(f)	1,618	826,199
Koninklijke Philips NV	267,108	11,470,613
Medtronic plc	238,867	21,213,778
ResMed, Inc.	2,376	248,316
Stryker Corp.	5,188	980,065
Teleflex, Inc.	659	188,593
Varian Medical Systems, Inc.(f)	1,308	178,110
Zimmer Biomet Holdings, Inc.	2,870	353,469
		47,652,904

Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	32,678	2,443,007
Anthem, Inc.	4,579	1,204,414
Bangkok Dusit Medical Services PCL, NVDR	2,941,100	2,349,946
Bumrungrad Hospital PCL, NVDR	215,600	1,195,763
Cardinal Health, Inc.	21,705	1,057,251
Centene Corp.(f)	5,585	287,963
Cigna Corp.	5,347	849,318
CVS Health Corp.	18,130	985,909
DaVita, Inc.(f)	1,746	96,449
Fleury SA	8,900	47,121
Fresenius Medical Care AG & Co. KGaA	50,792	4,280,925
HCA Healthcare, Inc.	3,716	472,787
Henry Schein, Inc.(f)	2,110	135,167
Humana, Inc.	3,218	821,909
IHH Healthcare Bhd	389,000	523,244
Jointown Pharmaceutical Group Co. Ltd., Class A	10,400	24,242
Laboratory Corp. of America Holdings(f)	1,397	223,408
McKesson Corp.	12,153	1,449,245
Notre Dame Intermedica Participacoes SA	698,161	6,247,856
Quest Diagnostics, Inc.	11,560	1,114,153
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	296,700	621,352
Sinopharm Group Co. Ltd., Class H	396,400	1,557,971
Sonic Healthcare Ltd.	511,618	9,252,031
UnitedHealth Group, Inc.	36,967	8,615,899
Universal Health Services, Inc., Class B	1,146	145,393
WellCare Health Plans, Inc.(f)	692	178,778
		46,181,501

Health Care Technology — 0.0%
Cerner Corp.(f)	4,561	303,078

Hotels, Restaurants & Leisure — 0.2%
Alsea SAB de CV(f)	126,184	281,818
Carnival Corp.	34,750	1,906,385
Carnival plc	23,892	1,266,625
Chipotle Mexican Grill, Inc.(f)	344	236,686
Compass Group plc	40,333	917,731
Crown Resorts Ltd.	60,299	565,243
Darden Restaurants, Inc.	5,073	596,585
Genting Bhd	325,600	554,674
Genting Malaysia Bhd	697,600	536,922
Genting Singapore Ltd.	6,022,500	4,367,023
Hilton Worldwide Holdings, Inc.	4,105	357,094
Jollibee Foods Corp.	46,220	270,158
Marriott International, Inc., Class A	3,919	534,630
McDonald’s Corp.	10,744	2,122,692
MGM Resorts International	7,139	190,111
Norwegian Cruise Line Holdings Ltd.(f)	3,045	171,707
OPAP SA	35,922	386,785
Royal Caribbean Cruises Ltd.	22,387	2,707,484
Starbucks Corp.	17,488	1,358,468

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.	2,585,600	$7,439,214
Wynn Resorts Ltd.	1,387	200,352
Yum China Holdings, Inc.	52,755	2,507,973
Yum! Brands, Inc.	91,256	9,526,214
		39,002,574

Household Durables — 0.2%
Barratt Developments plc	994,250	7,821,607
Berkeley Group Holdings plc	1,475	72,359
Coway Co. Ltd.	5,385	404,745
DR Horton, Inc.	4,908	217,474
Garmin Ltd.	1,673	143,443
Haier Electronics Group Co. Ltd.	1,647,000	4,708,665
Leggett & Platt, Inc.	1,805	71,045
Lennar Corp., Class A	3,981	207,132
Mohawk Industries, Inc.(f)	873	118,946
MRV Engenharia e Participacoes SA	549,774	2,044,249
Newell Brands, Inc.	5,485	78,874
Persimmon plc	180,023	5,258,984
PulteGroup, Inc.	3,577	112,532
Sekisui House Ltd.	13,200	212,827
Taylor Wimpey plc	5,095,529	12,080,525
Whirlpool Corp.	2,900	402,578
		33,955,985

Household Products — 0.1%
Church & Dwight Co., Inc.	3,505	262,700
Clorox Co. (The)	1,754	280,166
Colgate-Palmolive Co.	12,201	888,111
Hindustan Unilever Ltd.	94,595	2,389,256
Kimberly-Clark Corp.	4,794	615,454
Procter & Gamble Co. (The)	128,283	13,659,574
Unilever Indonesia Tbk. PT	151,500	483,854
		18,579,115

Independent Power and Renewable Electricity Producers — 0.0%
Aboitiz Power Corp.	100,400	72,633
AES Corp.	9,168	156,956
CGN Power Co. Ltd., Class H(b)	2,715,000	716,311
China Resources Power Holdings Co. Ltd.	594,000	831,193
China Yangtze Power Co. Ltd., Class A	948,400	2,376,772
Electricity Generating PCL, NVDR	87,900	815,065
Engie Brasil Energia SA	20,300	230,796
Glow Energy PCL, NVDR	304,100	871,579
Huaneng Power International, Inc., Class H	128,000	81,940
NRG Energy, Inc.	4,013	165,215
SDIC Power Holdings Co. Ltd., Class A	157,800	189,555
Sichuan Chuantou Energy Co. Ltd., Class A	142,800	187,844
Zhejiang Zheneng Electric Power Co. Ltd., Class A	282,300	198,589
		6,894,448

Industrial Conglomerates — 0.1%
3M Co.	55,622	10,540,925
Alfa SAB de CV, Class A	5,041	5,079
CITIC Ltd.	350,000	509,689
General Electric Co.	122,717	1,248,032
Honeywell International, Inc.	10,311	1,790,299
Industries Qatar QSC	11,117	367,739
KOC Holding A/S	144,964	393,574
Roper Technologies, Inc.	1,433	515,450
Shanghai Industrial Holdings Ltd.	77,000	181,108
SK Holdings Co. Ltd.	26,718	5,875,589
SM Investments Corp.	19,980	364,516
		21,792,000

15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.9%
Admiral Group plc	19,311	$556,240
Aflac, Inc.	37,913	1,910,057
Allianz SE (Registered)	62,178	15,029,302
Allstate Corp. (The)	4,654	461,025
American International Group, Inc.	12,360	587,965
Aon plc	3,411	614,458
Arthur J Gallagher & Co.	2,542	212,562
Assurant, Inc.	845	80,275
BB Seguridade Participacoes SA	848,689	6,151,269
China Life Insurance Co. Ltd.(f)	554,000	461,263
China Pacific Insurance Group Co. Ltd., Class H	1,673,800	6,869,087
Chubb Ltd.	6,480	940,896
Cincinnati Financial Corp.	2,168	208,518
Direct Line Insurance Group plc	1,696,703	7,300,998
Everest Re Group Ltd.	590	138,945
Hartford Financial Services Group, Inc. (The)	5,103	266,938
Hiscox Ltd.	314,915	6,888,038
Lincoln National Corp.	2,921	194,889
Loews Corp.	3,643	186,850
Marsh & McLennan Cos., Inc.	7,093	668,799
MetLife, Inc.	13,607	627,691
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58,897	14,656,749
Old Mutual Ltd.	2,800,269	4,502,004
Phoenix Group Holdings plc	900,284	8,509,891
Ping An Insurance Group Co. of China Ltd., Class H	789,500	9,556,633
Powszechny Zaklad Ubezpieczen SA	128,103	1,410,071
Principal Financial Group, Inc.	3,644	208,291
Progressive Corp. (The)	8,154	637,235
Prudential Financial, Inc.	5,786	611,638
Prudential plc	722,631	16,419,175
Sampo OYJ, Class A	303,960	13,917,750
Samsung Fire & Marine Insurance Co. Ltd.	4,886	1,271,536
SCOR SE	339,660	13,866,477
T&D Holdings, Inc.	11,000	119,142
Torchmark Corp.	1,420	124,477
Travelers Cos., Inc. (The)	3,779	543,231
Unum Group	3,028	111,794
Willis Towers Watson plc	1,836	338,448

		137,160,607

Interactive Media & Services — 0.1%
Alphabet, Inc., Class A(f)	4,945	5,928,857
Alphabet, Inc., Class C(f)	4,308	5,119,972
Facebook, Inc., Class A(f)(h)	33,544	6,487,409
Kakaku.com, Inc.	1,600	32,964
TripAdvisor, Inc.(f)	1,547	82,347
Twitter, Inc.(f)	10,202	407,162

		18,058,711

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(f)	8,260	15,913,055
Booking Holdings, Inc.(f)	635	1,177,919
eBay, Inc.	12,091	468,526
Expedia Group, Inc.	2,969	385,495

		17,944,995

IT Services — 0.4%
Accenture plc, Class A	9,016	1,646,953
Akamai Technologies, Inc.(f)	22,573	1,807,194
Alliance Data Systems Corp.	624	99,902
Automatic Data Processing, Inc.	21,981	3,613,457
Broadridge Financial Solutions, Inc.	24,122	2,849,532
CGI, Inc.(f)	26,945	1,939,469

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	8,204	$598,564
Computershare Ltd.	39,562	497,700
DXC Technology Co.	3,760	247,182
Fidelity National Information Services, Inc.	85,527	9,915,145
Fiserv, Inc.(f)	5,449	475,371
FleetCor Technologies, Inc.(f)	1,211	316,010
Gartner, Inc.(f)	1,258	199,984
Global Payments, Inc.	2,190	319,893
HCL Technologies Ltd.	38,735	659,255
Infosys Ltd.	167,131	1,800,164
International Business Machines Corp.	12,550	1,760,388
Jack Henry & Associates, Inc.	1,070	159,494
Mastercard, Inc., Class A	12,683	3,224,526
Mphasis Ltd.	17,780	247,931
Paychex, Inc.	219,334	18,492,050
PayPal Holdings, Inc.(f)	16,526	1,863,637
Tata Consultancy Services Ltd.	73,838	2,400,066
Total System Services, Inc.	14,251	1,457,022
VeriSign, Inc.(f)	1,473	290,844
Visa, Inc., Class A	24,650	4,053,200
Western Union Co. (The)	6,284	122,161

		61,057,094

Leisure Products — 0.0%
Hasbro, Inc.	1,689	172,041
Mattel, Inc.(f)	4,778	58,244

		230,285

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	30,552	2,398,332
Illumina, Inc.(f)	2,065	644,280
IQVIA Holdings, Inc.(f)	2,193	304,608
Lonza Group AG (Registered)(f)	18,303	5,652,503
Mettler-Toledo International, Inc.(f)	347	258,605
PerkinElmer, Inc.	1,540	147,593
Thermo Fisher Scientific, Inc.	5,669	1,572,864
Waters Corp.(f)	1,011	215,889
WuXi AppTec Co. Ltd., Class H(b)(f)	19,000	233,722

		11,428,396

Machinery — 0.2%
Atlas Copco AB, Class A	11,535	360,057
Caterpillar, Inc.	8,126	1,132,927
Cummins, Inc.	6,966	1,158,376
Deere & Co.	4,453	737,550
Doosan Bobcat, Inc.	13,364	366,452
Dover Corp.	2,026	198,629
Flowserve Corp.	1,960	96,099
Fortive Corp.	4,068	351,231
Illinois Tool Works, Inc.	4,250	661,428
Ingersoll-Rand plc	3,401	416,997
Kone OYJ, Class B	336,919	18,513,101
PACCAR, Inc.	10,526	754,398
Parker-Hannifin Corp.	1,832	331,739
Pentair plc	2,508	97,787
Sandvik AB	4,268	79,037
Snap-on, Inc.	4,798	807,407
Stanley Black & Decker, Inc.	2,132	312,551
Volvo AB, Class B	274,207	4,394,560
Wabtec Corp.	1,961	145,251
Wartsila OYJ Abp	215,739	3,454,514
Weichai Power Co. Ltd., Class H	707,000	1,157,597
Xylem, Inc.	2,488	207,499

16

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	64,500	$47,433

		35,782,620

Marine — 0.0%
Projector SA(d)(f)	24,388	–

Media — 0.1%
CBS Corp. (Non-Voting), Class B	19,741	1,012,121
Charter Communications, Inc., Class A(f)	2,445	907,560
Cheil Worldwide, Inc.	20,464	446,461
Comcast Corp., Class A	92,891	4,043,545
Cyfrowy Polsat SA	32,319	224,371
Discovery, Inc., Class A(f)	2,170	67,053
Discovery, Inc., Class C(f)	4,987	143,426
DISH Network Corp., Class A(f)	3,173	111,436
Fox Corp., Class A(f)	4,876	190,115
Fox Corp., Class B(f)	3,451	132,864
Interpublic Group of Cos., Inc. (The)	69,963	1,609,149
Media Nusantara Citra Tbk. PT	11,760,951	776,428
Megacable Holdings SAB de CV	68,700	301,866
MultiChoice Group Ltd.(f)	32,410	291,022
News Corp., Class A	5,332	66,224
News Corp., Class B	1,713	21,395
Omnicom Group, Inc.	3,145	251,694
RTL Group SA	45,336	2,554,599

		13,151,329

Metals & Mining — 0.1%
Alrosa PJSC	801,580	1,169,408
Anglo American Platinum Ltd.	10,938	553,326
BHP Group Ltd.	127,203	3,366,089
China Steel Corp.	957,000	773,262
Freeport-McMoRan, Inc.	20,402	251,149
Hochschild Mining plc	125,103	304,279
Newmont Mining Corp.	11,484	356,693
Nucor Corp.	4,259	243,061
Rio Tinto plc	52,786	3,079,486
Severstal PJSC, GDR	315,805	5,112,883
Shandong Gold Mining Co. Ltd., Class H(b)(f)(h)	276,000	597,337

		15,806,973

Multiline Retail — 0.1%
Canadian Tire Corp. Ltd., Class A	1,007	110,840
Dollar General Corp.	3,691	465,398
Dollar Tree, Inc.(f)	3,393	377,573
Kohl’s Corp.	52,758	3,751,094
Lojas Renner SA	54,900	648,534
Macy’s, Inc.	4,532	106,683
Nordstrom, Inc.	4,433	181,842
SACI Falabella	53,336	393,732
Target Corp.	81,133	6,281,317
Wesfarmers Ltd.	196,928	4,998,483
Woolworths Holdings Ltd.	50,567	168,831

		17,484,327

Multi-Utilities — 0.1%
Ameren Corp.	34,816	2,533,560
CenterPoint Energy, Inc.	7,152	221,712
CMS Energy Corp.	3,694	205,202
Consolidated Edison, Inc.	4,511	388,668
Dominion Energy, Inc.	11,280	878,373
DTE Energy Co.	2,518	316,538
E.ON SE	672,423	7,229,707
Engie SA	500,195	7,424,146
NiSource, Inc.	5,295	147,095
Public Service Enterprise Group, Inc.	7,220	430,673

Security	Shares	Value

Multi-Utilities (continued)
Qatar Electricity & Water Co. QSC	3,118	$142,401
Sempra Energy	3,895	498,365
WEC Energy Group, Inc.	4,368	342,582

		20,759,022

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	7,128	519,275
Andeavor Logistics LP	247,833	8,309,840
Antero Midstream Corp.	1,342,490	16,391,803
Apache Corp.	5,254	172,909
BP Midstream Partners LP	297,284	4,298,727
Cabot Oil & Gas Corp.	55,682	1,441,607
Chevron Corp.	26,716	3,207,523
China Petroleum & Chemical Corp., Class H	5,286,000	4,063,399
China Shenhua Energy Co. Ltd., Class H	90,500	200,318
Cimarex Energy Co.	1,413	97,017
CNOOC Ltd.	3,041,000	5,523,473
Concho Resources, Inc.	2,833	326,871
ConocoPhillips	39,922	2,519,877
Devon Energy Corp.	6,234	200,361
Diamondback Energy, Inc.	2,135	227,143
Energy Transfer Equity LP	5,179,762	78,318,001
EnLink Midstream LLC	584,123	6,828,398
Enterprise Products Partners LP	2,829,817	81,017,661
EOG Resources, Inc.	8,182	785,881
EQM Midstream Partners LP	416,349	19,152,054
Equitrans Midstream Corp.	225,822	4,703,872
Exxon Mobil Corp.	59,596	4,784,367
Genesis Energy LP	1,225,931	27,191,150
Hess Corp.	3,588	230,062
HollyFrontier Corp	2,226	106,247
Kinder Morgan, Inc.	823,236	16,357,699
LUKOIL PJSC	22,542	1,923,678
Magellan Midstream Partners LP	968,643	60,065,552
Marathon Oil Corp.	11,507	196,079
Marathon Petroleum Corp.	9,418	573,274
MOL Hungarian Oil & Gas plc	58,199	670,200
MPLX LP	2,084,665	67,251,293
Noble Energy, Inc.	6,860	185,632
Occidental Petroleum Corp.	10,550	621,184
ONEOK, Inc.	430,314	29,231,230
PetroChina Co. Ltd., Class H	1,432,000	907,736
PetroChina Co. Ltd., ADR	7,722	488,725
Petronet LNG Ltd.	1,879,215	6,522,409
Phillips 66	5,813	547,991
Phillips 66 Partners LP	204,707	10,139,138
Pioneer Natural Resources Co.	2,360	392,846
Plains All American Pipeline LP	2,882,646	66,733,255
Qatar Gas Transport Co. Ltd.	990,027	5,795,056
Shell Midstream Partners LP	774,326	15,571,696
Snam SpA	639,934	3,257,830
Tallgrass Energy LP	960,633	23,189,681
Targa Resources Corp.	347,440	13,949,716
TOTAL SA	162,873	9,054,231
Tupras Turkiye Petrol Rafinerileri A/S	3,804	78,678
Valero Energy Corp.	5,835	529,001
Williams Cos., Inc. (The)	385,423	10,919,034

		615,770,680

Paper & Forest Products — 0.0%
Mondi Ltd.	39,184	863,637

Personal Products — 0.2%
Colgate-Palmolive India Ltd.	31,115	540,999
Coty, Inc., Class A(h)	6,238	67,495
Dabur India Ltd.	10,211	58,430

17

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Estee Lauder Cos., Inc. (The), Class A	3,066	$526,769
Hengan International Group Co. Ltd.	104,000	914,370
L’Oreal SA	13,782	3,790,773
Marico Ltd.	130,096	671,842
Unilever NV, CVA	3,430	207,531
Unilever plc	402,631	24,405,514

		31,183,723

Pharmaceuticals — 1.2%
Allergan plc	4,389	645,183
Aspen Pharmacare Holdings Ltd.	6,522	46,997
AstraZeneca plc	96,836	7,214,263
Bristol-Myers Squibb Co	22,903	1,063,386
China Resources Pharmaceutical Group Ltd.(b)	258,000	367,138
Dr Reddy’s Laboratories Ltd.	22,376	941,811
Dr Reddy’s Laboratories Ltd., ADR	23,164	970,340
Eli Lilly & Co.	12,130	1,419,695
GlaxoSmithKline plc	1,495,611	30,724,671
Hypera SA	147,400	1,061,584
Ipca Laboratories Ltd.	9,436	129,231
Johnson & Johnson	251,108	35,456,450
Kalbe Farma Tbk. PT	693,400	75,230
Merck & Co., Inc.	154,721	12,178,090
Mylan NV(f)	7,372	198,970
Nektar Therapeutics(f)	2,396	76,720
Novartis AG (Registered)	246,829	20,225,193
Novo Nordisk A/S, Class B	373,698	18,309,167
Perrigo Co. plc	1,869	89,563
Pfizer, Inc.	724,334	29,415,204
Richter Gedeon Nyrt	85,180	1,690,119
Roche Holding AG	27,074	7,143,837
Sanofi India Ltd.	383	30,897
Sanofi SA	287,961	25,124,395
Tong Ren Tang Technologies Co. Ltd., Class H	121,000	167,990
UCB SA	16,452	1,307,587
Zoetis, Inc.	12,002	1,222,284

		197,295,995

Professional Services — 0.1%
Equifax, Inc.	1,803	227,088
IHS Markit Ltd.(f)	4,844	277,367
Nielsen Holdings plc	5,041	128,697
RELX plc	570,117	13,082,893
Robert Half International, Inc.	1,682	104,435
SGS SA (Registered)	1,976	5,213,777
Verisk Analytics, Inc.	2,277	321,376
Wolters Kluwer NV	60,090	4,194,131

		23,549,764

Real Estate Management & Development — 0.4%
Ayala Land, Inc.	531,100	499,666
Barwa Real Estate Co.	18,547	176,066
CBRE Group, Inc., Class A(f)	4,388	228,483
Emaar Development PJSC	157,196	167,760
Entra ASA(b)	640,349	9,294,382
Hang Lung Properties Ltd.	2,168,000	5,102,879
Highwealth Construction Corp.	186,000	297,931
Land & Houses PCL, NVDR	16,943,200	5,948,898
LEG Immobilien AG	108,018	12,603,493
Megaworld Corp.	1,441,000	154,850
Multiplan Empreendimentos Imobiliarios SA	23,450	143,412
Shui On Land Ltd.	419,500	102,217
Vonovia SE	424,000	21,190,036

		55,910,073

Security	Shares	Value

Road & Rail — 0.1%
CSX Corp.	29,236	$2,328,063
Daqin Railway Co. Ltd., Class A	395,504	500,602
JB Hunt Transport Services, Inc.	1,209	114,226
Kansas City Southern	1,408	173,381
Norfolk Southern Corp.	40,265	8,214,865
Union Pacific Corp.	35,879	6,352,018

		17,683,155

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(f)	12,333	340,761
Analog Devices, Inc.	14,746	1,714,075
Applied Materials, Inc.	13,354	588,511
ASML Holding NV	28,012	5,849,204
Broadcom, Inc.	7,847	2,498,485
Intel Corp.	87,561	4,469,113
KLA-Tencor Corp.	2,301	293,331
Lam Research Corp.	2,148	445,560
Maxim Integrated Products, Inc.	12,272	736,320
Microchip Technology, Inc.	3,274	327,040
Micron Technology, Inc.(f)	15,812	665,053
Nanya Technology Corp.	2,913,000	6,186,458
Novatek Microelectronics Corp.	279,000	1,825,123
NVIDIA Corp.	8,527	1,543,387
NXP Semiconductors NV	3,110	328,478
Phison Electronics Corp.	66,000	621,587
Powertech Technology, Inc.	182,000	454,410
Qorvo, Inc.(f)	1,729	130,730
QUALCOMM, Inc.	18,548	1,597,539
Radiant Opto-Electronics Corp.	333,000	1,125,453
Realtek Semiconductor Corp.	27,000	183,069
Skyworks Solutions, Inc.	2,458	216,746
Taiwan Semiconductor Manufacturing Co. Ltd.	3,218,000	27,018,432
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,009	6,617,214
Texas Instruments, Inc.	89,452	10,540,129
Xilinx, Inc.	3,595	431,903

		76,748,111

Software — 0.3%
Adobe, Inc.(f)	6,845	1,979,916
ANSYS, Inc.(f)	1,176	230,261
Autodesk, Inc.(f)	3,115	555,124
Cadence Design Systems, Inc.(f)	3,906	270,998
Check Point Software Technologies Ltd.(f)	29,828	3,602,029
Citrix Systems, Inc.	1,772	178,901
Fortinet, Inc.(f)	2,005	187,307
Intuit, Inc.	3,623	909,590
Microsoft Corp.	153,054	19,988,853
Oracle Corp.	212,241	11,743,295
Red Hat, Inc.(f)	2,477	452,127
salesforce.com, Inc.(f)	10,755	1,778,339
Symantec Corp.	9,128	220,989
Synopsys, Inc.(f)	2,066	250,151
Trend Micro, Inc.	13,500	674,891

		43,022,771

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	1,048	174,303
AutoZone, Inc.(f)	3,877	3,986,758
Best Buy Co., Inc.	54,766	4,075,138
CarMax, Inc.(f)	2,346	182,659
Foot Locker, Inc.	1,590	90,964
Gap, Inc. (The)	2,957	77,119
Home Depot, Inc. (The)	15,888	3,236,386
Home Product Center PCL, NVDR	2,094,500	1,030,643
L Brands, Inc.	3,161	81,048

18

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	11,237	$1,271,354
M.Video PJSC(f)	9,690	63,245
Mr Price Group Ltd.	34,749	526,626
Nitori Holdings Co. Ltd.	11,500	1,371,981
O’Reilly Automotive, Inc.(f)	2,478	938,096
Petrobras Distribuidora SA	222,200	1,330,559
Ross Stores, Inc.	5,236	511,348
Tiffany & Co.	1,556	167,768
TJX Cos., Inc. (The)	17,403	955,077
Tractor Supply Co.	1,690	174,915
Ulta Beauty, Inc.(f)	791	276,043
Vivo Energy plc(b)	2,043,182	3,478,799

		24,000,829

Technology Hardware, Storage & Peripherals — 0.2%
Advantech Co. Ltd.	17,000	137,739
Apple, Inc.	64,883	13,020,072
Canon, Inc.	203,000	5,632,860
Chicony Electronics Co. Ltd.	298,326	735,414
Dell Technologies, Inc., Class C(f)	5,184	349,454
Hewlett Packard Enterprise Co.	19,356	306,018
HP, Inc.	43,204	861,920
Inventec Corp.	260,000	208,896
Lenovo Group Ltd.	2,546,000	2,359,307
Lite-On Technology Corp.	1,658,000	2,339,368
NetApp, Inc.	3,487	254,028
Quanta Computer, Inc.	593,000	1,137,176
Seagate Technology plc	3,605	174,194
Western Digital Corp.	4,084	208,774
Wistron Corp.	953,000	791,152
Xerox Corp.	2,870	95,743

		28,612,115

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	11,643	2,999,096
ANTA Sports Products Ltd.	705,000	4,958,363
Capri Holdings Ltd.(f)	2,229	98,254
Cie Financiere Richemont SA (Registered)	60,724	4,439,067
Gildan Activewear, Inc.	6,383	235,366
Hanesbrands, Inc.	4,993	90,223
Li Ning Co. Ltd.	1,881,500	3,418,152
LPP SA	47	105,384
LVMH Moet Hennessy Louis Vuitton SE	20,605	8,089,878
Moncler SpA	3,472	142,749
NIKE, Inc., Class B	114,735	10,077,175
PVH Corp.	1,048	135,182
Ralph Lauren Corp.	12,831	1,688,303
Tapestry, Inc.	4,219	136,147
Under Armour, Inc., Class A(f)	2,597	59,965
Under Armour, Inc., Class C(f)	2,663	55,177
VF Corp.	23,577	2,225,905
Yue Yuen Industrial Holdings Ltd.	73,500	237,404

		39,191,790

Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd.	6,881	197,408

Tobacco — 0.5%
Altria Group, Inc.	343,222	18,647,251
British American Tobacco plc	743,309	29,099,764
Gudang Garam Tbk. PT	42,700	253,374
Hanjaya Mandala Sampoerna Tbk. PT	1,591,200	391,210
Imperial Brands plc	498,396	15,858,050
ITC Ltd.	351,440	1,523,266
KT&G Corp.	7,702	673,711

Security	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	224,165	$19,403,722

		85,850,348

Trading Companies & Distributors — 0.0%
Fastenal Co.	3,974	280,366
Ferguson plc	15,601	1,110,259
HD Supply Holdings, Inc.(f)	5,999	274,094
Marubeni Corp.	8,000	57,325
United Rentals, Inc.(f)	1,123	158,253
WW Grainger, Inc.	631	177,942

		2,058,239

Transportation Infrastructure — 0.2%
Airports of Thailand PCL, NVDR	172,300	369,855
Anhui Expressway Co. Ltd., Class H	66,000	44,622
DP World Ltd.	308,210	6,164,200
Grupo Aeroportuario del Centro Norte SAB de CV	96,800	596,136
Grupo Aeroportuario del Pacifico SAB de CV, Class B	593,513	6,014,102
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,186	221,595
International Container Terminal Services, Inc.	83,640	203,031
Jiangsu Expressway Co. Ltd., Class H	4,392,000	6,254,352
Macquarie Infrastructure Corp.	93,096	3,771,319
Malaysia Airports Holdings Bhd	122,700	226,609
Promotora y Operadora de Infraestructura SAB de CV	15,035	152,596
Taiwan High Speed Rail Corp.	444,000	540,690
Westports Holdings Bhd	58,800	54,156
Zhejiang Expressway Co. Ltd., Class H	360,000	386,135

		24,999,398

Water Utilities — 0.0%
Aguas Andinas SA, Class A	306,069	176,235
American Water Works Co., Inc.	2,562	277,183
Guangdong Investment Ltd.	560,000	1,047,574

		1,500,992

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV	376,835	279,678
America Movil SAB de CV, ADR, Class L	252,754	3,733,177
China Mobile Ltd.	960,500	9,164,516
DiGi.Com Bhd	331,300	368,596
Empresa Nacional de Telecomunicaciones SA	8,024	84,029
Far EasTone Telecommunications Co. Ltd.	211,000	517,782
Globe Telecom, Inc.	3,115	106,470
KDDI Corp.	8,600	198,209
Maxis Bhd	163,400	211,883
MTN Group Ltd.	11,941	86,514
NTT Docomo, Inc.	103,400	2,245,392
PLDT, Inc., ADR	6,753	159,708
Rogers Communications, Inc., Class B	387,402	19,504,564
Taiwan Mobile Co. Ltd.	276,000	1,009,288
TIM Participacoes SA(f)	276,600	823,924
Turkcell Iletisim Hizmetleri A/S	29,582	62,042
Vodafone Group plc	3,293,104	6,108,295

		44,664,067

Total Common Stocks — 19.9% (Cost: $2,984,263,895)		3,209,597,370

19

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 26.9%

Aerospace & Defense — 0.6%
Arconic, Inc.:
6.15%, 08/15/20	US	D 1,625	$1,679,762
5.40%, 04/15/21		1,000	1,030,700
5.87%, 02/23/22		2,270	2,381,111
5.13%, 10/01/24		3,429	3,535,985
5.90%, 02/01/27		200	211,434
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		1,136	1,164,400
Boeing Co. (The), 2.70%, 05/01/22		510	509,097
Bombardier, Inc.(b):
8.75%, 12/01/21		2,727	3,016,744
5.75%, 03/15/22		5,400	5,460,750
6.00%, 10/15/22		1,000	1,000,625
6.13%, 01/15/23		591	591,738
7.50%, 12/01/24		6,110	6,212,037
7.50%, 03/15/25		2,816	2,826,560
7.88%, 04/15/27		7,032	7,075,950
BWX Technologies, Inc., 5.38%, 07/15/26(b)		1,010	1,030,200
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		2,876	3,052,155
L3 Technologies, Inc.:
4.95%, 02/15/21		500	515,011
4.40%, 06/15/28		465	490,284
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		1,628	1,636,140
TransDigm, Inc.:
6.00%, 07/15/22		1,513	1,533,804
6.50%, 07/15/24		3,500	3,545,937
6.50%, 05/15/25		525	530,250
6.25%, 03/15/26(b)		31,472	32,770,220
6.38%, 06/15/26		1,191	1,193,978
7.50%, 03/15/27(b)		2,505	2,583,281
United Technologies Corp.:
1.90%, 05/04/20		3,000	2,974,927
3.35%, 08/16/21		300	303,605
3.65%, 08/16/23		775	794,374

			89,651,059

Air Freight & Logistics — 0.0%
XPO Logistics, Inc.(b):
6.50%, 06/15/22		858	877,305
6.75%, 08/15/24		58	59,885

			937,190

Airlines — 0.1%
American Airlines Group, Inc.(b):
5.50%, 10/01/19		360	361,800
4.63%, 03/01/20		957	962,752
Avianca Holdings SA, 8.38%, 05/10/20		5,239	5,181,371
Delta Air Lines, Inc.:
3.40%, 04/19/21		2,000	2,010,414
3.63%, 03/15/22		795	801,303
Southwest Airlines Co., 2.65%, 11/05/20		1,000	998,352
Virgin Australia Pass-Through Trust, Series 2013-1A, 5.00%, 10/23/23(b)		374	382,668

			10,698,660

Auto Components — 0.3%
Adient US LLC, 7.00%, 05/15/26(b)		650	665,438
Allison Transmission, Inc.(b):
5.00%, 10/01/24		655	662,480
5.88%, 06/01/29		2,070	2,132,100
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		409	418,656
6.25%, 04/01/25		490	492,504
6.50%, 04/01/27		350	352,559

Security	Par (000)		Value

Auto Components (continued)
GKN Holdings Ltd.:
5.38%, 09/19/22	GBP	300	$423,302
3.38%, 05/12/32		1,100	1,386,342
Goodyear Tire & Rubber Co. (The):
5.13%, 11/15/23	USD	615	623,918
5.00%, 05/31/26		435	422,871
Icahn Enterprises LP:
6.00%, 08/01/20		1,500	1,511,250
5.88%, 02/01/22		1,000	1,010,000
6.25%, 02/01/22		3,160	3,255,685
6.75%, 02/01/24		5,553	5,809,826
6.38%, 12/15/25		3,938	4,105,365
IHO Verwaltungs GmbH(i):
4.12%, (4.12% Cash or 4.88% PIK), 09/15/21(b)		300	301,500
3.25%, (3.25% Cash or 4.00% PIK), 09/15/23	EUR	555	636,190
4.50%, (4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	300	302,943
3.75%, (3.75% Cash or 4.50% PIK), 09/15/26	EUR	800	924,288
4.75%, (4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	600	582,000
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	400	489,578
Panther BF Aggregator 2 LP:
4.38%, 05/15/26		2,534	2,916,740
6.25%, 05/15/26(b)	USD	5,804	6,043,415
8.50%, 05/15/27(b)		7,427	7,679,518
Tenneco, Inc., 5.00%, 07/15/26		900	731,250
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(j)		1,513	1,459,614

			45,339,332

Automobiles — 0.0%
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		1,060	1,067,950
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19	EUR	310	357,997
4.75%, 07/15/22		757	950,937
Hyundai Capital America, 2.55%, 04/03/20(b)	USD	815	810,253
Jaguar Land Rover Automotive plc(b):
4.25%, 11/15/19		200	200,000
3.50%, 03/15/20		850	841,797
5.63%, 02/01/23		150	148,875
4.50%, 10/01/27		450	371,250
Tesla, Inc., 5.30%, 08/15/25(b)		517	442,035

			5,191,094

Banks — 6.5%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(a)(j)	EUR	7,200	8,445,088
AIB Group plc, (LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/25(a)(b)	USD	200	202,044
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(j)	EUR	6,990	8,467,182
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		1,580	1,852,820
Australia & New Zealand Banking Group Ltd.:
2.70%, 11/16/20	USD	1,000	999,962
2.55%, 11/23/21		3,000	2,983,884
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(j)		8,634	9,357,097
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(j)		2,062	2,234,693
Banca Carige SpA, 0.75%, 07/26/20	EUR	500	561,241

20

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA(a)(j):
(EUR Swap Annual 5 Year + 6.60%), 6.75%	EUR	4,000	$4,636,246
(EUR Swap Annual 5 Year + 9.18%), 8.88%		3,600	4,494,083
Banco BPM SpA, 1.75%, 04/24/23		570	636,812
Banco de Sabadell SA:
(EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(j)		5,800	6,398,840
1.75%, 05/10/24		1,400	1,566,817
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(a)		400	481,677
Banco Espirito Santo SA(f)(k):
2.63%, 05/08/17		800	246,752
4.75%, 01/15/18		1,500	462,660
4.00%, 01/21/19		5,400	1,665,576
Banco Santander SA(a)(j):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		6,800	8,345,087
(EUR Swap Annual 5 Year + 4.10%), 4.75%		400	409,796
Bancolombia SA, 5.95%, 06/03/21	USD	1,130	1,188,873
Bank of America Corp.:
Series L, 2.25%, 04/21/20		3,000	2,988,159
5.63%, 07/01/20		1,635	1,689,887
2.15%, 11/09/20		4,000	3,967,627
5.00%, 05/13/21		1,000	1,044,320
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		3,420	3,397,588
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)		755	752,508
2.50%, 10/21/22		920	907,453
3.30%, 01/11/23		400	405,059
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(a)		2,300	2,306,765
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		1,015	1,008,163
Bank of East Asia Ltd. (The)(a)(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		2,303	2,314,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		874	878,575
Bank of Ireland(a):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(j)	EUR	7,240	8,607,607
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,664	1,873,154
Bank of Ireland Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	300	387,268
Bank of Montreal:
2.90%, 03/26/22	USD	900	901,592
2.55%, 11/06/22		2,300	2,289,136
Bank of Nova Scotia (The):
2.45%, 03/22/21		1,200	1,195,148
3.13%, 04/20/21		3,000	3,027,435
Bankia SA(a):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(j)	EUR	7,600	8,592,353
(EUR Swap Annual 5 Year + 6.22%), 6.37%(j)		1,400	1,596,504
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		900	1,011,398
Barclays Bank plc:
5.13%, 01/08/20	USD	1,000	1,014,410
2.65%, 01/11/21		2,560	2,548,831

Security	Par (000)		Value

Banks (continued)
Barclays plc:
(EUR Swap Annual 5 Year + 5.88%), 6.50%(a)(j)	EUR	2,800	$3,188,900
2.88%, 06/08/20	USD	1,000	997,396
3.25%, 01/12/21		500	499,999
3.20%, 08/10/21		1,800	1,797,493
(USD Swap Semi 5 Year + 6.77%), 7.88%(a)(j)		36,953	38,939,224
(LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(a)		1,160	1,188,720
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(a)(j)		2,900	3,057,644
4.38%, 09/11/24		1,400	1,410,679
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	1,200	1,366,876
5.20%, 05/12/26	USD	400	413,857
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(a)	EUR	700	767,061
BB&T Corp.:
2.15%, 02/01/21	USD	1,500	1,487,379
3.05%, 06/20/22		2,300	2,314,421
BNP Paribas SA:
2.38%, 05/21/20		1,000	996,869
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(j)		13,792	14,533,320
(EUR Swap Annual 5 Year + 5.23%), 6.12%(a)(j)	EUR	5,086	6,317,686
3.80%, 01/10/24(b)	USD	370	376,678
(USD Swap Semi 5 Year + 4.15%), 6.63%(a)(j)		5,475	5,584,500
Busan Bank Co. Ltd., 3.63%, 07/25/26		1,941	1,843,785
CaixaBank SA(a):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(j)	EUR	5,800	6,962,991
(EUR Swap Annual 5 Year + 4.50%), 5.25%(j)		3,200	3,288,531
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		200	232,107
Canadian Imperial Bank of Commerce:
2.10%, 10/05/20	USD	1,000	992,607
2.35%, 07/27/22(b)		1,540	1,523,892
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(a)(j)		1,205	1,209,356
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(a)		1,405	1,378,762
CIT Group, Inc.:
4.13%, 03/09/21		345	349,744
5.00%, 08/15/22		1,200	1,248,000
5.00%, 08/01/23		4,712	4,916,972
5.25%, 03/07/25		1,083	1,152,041
Citibank NA:
2.10%, 06/12/20		1,370	1,361,572
2.13%, 10/20/20		4,000	3,966,372
3.40%, 07/23/21		700	710,231
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)		1,400	1,406,493
Citigroup, Inc.:
2.70%, 03/30/21		4,500	4,493,944
2.75%, 04/25/22		495	492,561
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		2,135	2,143,357

21

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Citizens Bank NA:
2.55%, 05/13/21	USD	1,645	$1,637,372
3.25%, 02/14/22		305	307,790
3.70%, 03/29/23		460	472,258
CMB Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(a)		2,535	2,484,389
Comerica Bank, 2.50%, 06/02/20		1,000	997,098
Commonwealth Bank of Australia,
2.55%, 03/15/21		2,000	1,992,609
Cooperatieve Rabobank UA:
(EUR Swap Annual 5 Year + 5.25%), 5.50%(a)(j)	EUR	3,200	3,754,578
4.50%, 01/11/21	USD	430	442,374
2.50%, 01/19/21		2,572	2,562,213
(EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(j)	EUR	2,200	2,728,460
3.88%, 02/08/22	USD	3,500	3,600,953
3.88%, 09/26/23(b)		415	428,098
Credit Agricole SA(a)(j):
(LIBOR USD 3 Month + 6.98%), 8.38%(b)		850	869,125
(EUR Swap Annual 5 Year + 5.12%), 6.50%	EUR	6,920	8,382,389
(USD Swap Semi 5 Year + 4.90%), 7.88%(b)	USD	10,275	11,160,068
(USD Swap Semi 5 Year + 6.19%), 8.12%(b)		27,968	31,844,645
(USD Swap Semi 5 Year + 6.19%), 8.12%		2,310	2,630,189
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21		1,000	1,010,527
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(a)		880	882,970
Danske Bank A/S(a)(j):
(EUR Swap Annual 7 Year + 5.47%), 5.88%	EUR	3,270	3,786,830
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%	USD	17,535	16,892,587
Discover Bank:
3.10%, 06/04/20		2,000	2,005,520
3.35%, 02/06/23		405	407,304
DNB Bank ASA(a)(j):
(USD Swap Semi 5 Year + 4.08%), 5.75%		500	503,540
(USD Swap Semi 5 Year + 5.08%), 6.50%		4,600	4,766,750
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(j)		3,975	4,054,003
Erste Group Bank AG(a)(j):
(EUR Swap Annual 5 Year + 9.02%), 8.88%	EUR	3,800	4,912,047
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,600	2,014,483
Fifth Third Bancorp, 2.60%, 06/15/22	USD	1,400	1,391,163
Fifth Third Bank, 3.35%, 07/26/21		1,300	1,318,039
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.81%(a)(j)		900	657,000
HSBC Bank USA NA, 4.88%, 08/24/20		2,170	2,226,808

Security	Par (000)		Value

Banks (continued)
HSBC Holdings plc:
3.40%, 03/08/21	USD	1,525	$1,540,488
5.10%, 04/05/21		1,000	1,042,040
2.95%, 05/25/21		1,000	1,002,062
(USD Swap Rate 5 Year + 5.51%), 6.87%(a)(j)		28,124	29,495,045
(EUR Swap Annual 5 Year + 4.38%), 5.25%(a)(j)	EUR	3,600	4,343,031
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	USD	2,615	2,633,508
(LIBOR USD 3 Month + 1.00%), 3.68%, 05/18/24(a)		875	874,411
(USD Swap Rate 5 Year + 3.71%), 6.37%(a)(j)		2,000	2,052,500
(USD Swap Rate 5 Year + 4.37%), 6.37%(a)(j)		9,950	10,372,875
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(j)		31,602	31,661,412
(USD Swap Rate 5 Year + 3.61%), 6.50%(a)(j)		19,123	19,457,652
HSBC USA, Inc.:
2.75%, 08/07/20		3,000	3,000,636
5.00%, 09/27/20		380	390,768
Huntington National Bank (The):
2.38%, 03/10/20		1,095	1,092,539
3.25%, 05/14/21		1,000	1,008,746
3.13%, 04/01/22		695	700,405
ICICI Bank Ltd., 4.00%, 03/18/26		1,019	1,017,038
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(a)(j)		2,250	2,225,689
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		2,650	2,609,124
ING Groep NV:
4.10%, 10/02/23		645	666,026
(USD Swap Semi 5 Year + 4.20%), 6.75%(a)(j)		5,025	5,129,218
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(j)	EUR	4,800	5,626,720
5.02%, 06/26/24(b)	USD	1,500	1,447,566
5.71%, 01/15/26(b)		1,000	976,783
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(j)	EUR	2,058	2,595,076
JPMorgan Chase & Co.:
2.75%, 06/23/20	USD	2,000	2,000,978
4.25%, 10/15/20		2,000	2,045,120
2.55%, 10/29/20		300	299,292
2.55%, 03/01/21		7,610	7,591,617
2.40%, 06/07/21		2,200	2,185,591
4.35%, 08/15/21		3,380	3,497,235
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		1,230	1,250,141
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		440	451,728
Series U, (LIBOR USD 3 Month + 0.95%), 3.69%, 02/02/37(a)		27,182	23,148,735
Series W, (LIBOR USD 3 Month + 1.00%), 3.68%, 05/15/47(a)		36,421	28,918,274
KBC Group NV, (EUR Swap Annual 5 Year + 4.69%), 4.75%(a)(j)	EUR	2,600	3,021,871
KeyBank NA, 3.30%, 02/01/22	USD	385	390,826
KeyCorp, 5.10%, 03/24/21		2,800	2,920,170
Lloyds Bank plc, 2.70%, 08/17/20		2,000	1,999,249
Lloyds Banking Group plc, 3.00%, 01/11/22		1,000	996,306
Macquarie Bank Ltd.(a)(j):
(USD Swap Semi 5 Year + 3.70%), 6.13%(b)		45,445	43,343,169
(USD Swap Semi 5 Year + 3.70%), 6.13% .		1,680	1,602,300
Manufacturers & Traders Trust Co., 2.05%, 08/17/20		2,000	1,984,963

22

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	USD	920	$922,765
3.54%, 07/26/21		740	752,139
3.22%, 03/07/22		1,200	1,211,216
2.67%, 07/25/22		395	391,920
Mizuho Financial Group, Inc., 2.95%, 02/28/22		1,500	1,501,087
MUFG Union Bank NA, 3.15%, 04/01/22		680	686,247
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(a)(j)		2,500	2,420,137
National Australia Bank Ltd.:
2.63%, 07/23/20		4,000	3,997,945
(LIBOR USD 3 Month + 0.71%), 3.45%, 11/04/21(a)(b)		1,000	1,006,485
2.40%, 12/07/21(b)		2,500	2,490,618
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.88%(a)(j)		2,100	1,664,250
Nordea Bank Abp:
3.75%, 08/30/23(b)		450	455,401
(EUR Swap Annual 5 Year + 3.00%), 3.50%(a)(j)	EUR	575	604,664
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(b)(j)	USD	15,400	15,746,500
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(a)(j)		1,439	1,400,147
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(a)		650	653,500
Regions Financial Corp., 3.20%, 02/08/21		500	503,481
Royal Bank of Canada, 2.80%, 04/29/22		2,100	2,101,547
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(a)(j)		8,725	8,975,844
(USD Swap Semi 5 Year + 7.60%), 8.62%(a)(j)		37,458	40,267,350
6.13%, 12/15/22		1,000	1,069,923
3.88%, 09/12/23		595	600,438
Santander Holdings USA, Inc.:
4.45%, 12/03/21		700	723,139
3.70%, 03/28/22		425	429,313
Santander UK Group Holdings plc:
2.88%, 08/05/21		2,500	2,486,065
3.57%, 01/10/23		580	581,993
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		250	247,840
(GBP Swap 5 Year + 5.79%), 6.75%(a)(j)	GBP	1,825	2,477,967
Santander UK plc:
2.50%, 01/05/21	USD	590	587,009
3.75%, 11/15/21		990	1,010,641
5.00%, 11/07/23(b)		11,225	11,659,969
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(j)		3,200	3,345,424
Skandinaviska Enskilda Banken AB:		4,800	4,776,000
(USD Swap Semi 5 Year + 3.85%), 5.75%(a)(j)
2.63%, 03/15/21		1,000	997,689
(USD Swap Semi 5 Year + 3.49%), 5.63%(a)(j)		1,000	972,680
Societe Generale SA(a)(j):
(EUR Swap Annual 5 Year + 5.54%), 6.75%	EUR	1,500	1,795,053
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)	USD	3,565	3,707,600
(USD Swap Semi 5 Year + 4.98%), 7.88%		3,200	3,376,000
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)		29,500	31,970,625
(USD Swap Semi 5 Year + 3.93%), 6.75%(b)		16,575	16,077,750
Standard Chartered plc, (USD Swap Semi 5
Year + 6.30%), 7.50%(a)(b)(j)		35,220	37,146,076

Security	Par (000)		Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	USD	1,900	$1,909,945
2.44%, 10/19/21		595	589,429
2.85%, 01/11/22		930	930,744
SunTrust Bank, 2.45%, 08/01/22		690	682,093
SunTrust Banks, Inc., (LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		2,240	2,263,063
Svenska Handelsbanken AB:
2.40%, 10/01/20		1,000	995,297
(USD Swap Semi 5 Year + 3.34%), 5.25%(a)(j)		2,500	2,496,875
3.35%, 05/24/21		2,250	2,275,671
Toronto-Dominion Bank (The), 2.13%, 04/07/21		4,160	4,120,886
UBS Group Funding Switzerland AG(a):
(USD Swap Rate 5 Year + 5.50%), 6.87%(j)		19,590	20,223,932
(EUR Swap Annual 5 Year + 5.29%), 5.75%(j)	EUR	2,984	3,691,660
(USD Swap Semi 5 Year + 2.43%), 5.00%(j)	USD	5,025	4,451,658
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)		570	563,252
(USD Swap Semi 5 Year + 4.34%), 7.00%(b)(j)		30,300	31,586,841
(USD Swap Semi 5 Year + 4.87%), 7.00%(j)		13,250	14,227,187
(USD Swap Semi 5 Year + 4.59%), 6.87%(j)		5,176	5,346,736
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(j)	EUR	3,993	4,461,754
6.57%, 01/14/22(b)	USD	775	816,702
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(j)	EUR	4,900	6,147,591
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		1,845	2,175,253
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(a)(j)		1,775	2,085,405
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		290	338,202
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)	USD	700	652,930
Unione di Banche Italiane SpA, (EUR Swap Annual 5 Year + 5.75%), 5.88%, 03/04/29(a)	EUR	900	1,033,648
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(a)(j)	USD	1,993	1,929,035
US Bancorp:
4.13%, 05/24/21		1,200	1,234,781
Series V, 2.63%, 01/24/22		2,000	1,998,314
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 3.10%, 01/15/27(a)		2,055	1,895,737
Wells Fargo & Co.:
2.60%, 07/22/20		4,896	4,885,642
2.55%, 12/07/20		2,000	1,994,193
2.50%, 03/04/21		1,540	1,532,428
3.07%, 01/24/23		290	290,555
3.75%, 01/24/24		425	437,344
Wells Fargo Bank NA:
2.60%, 01/15/21		5,000	4,989,477
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		4,400	4,426,532
3.63%, 10/22/21		1,700	1,730,669
Westpac Banking Corp.:
2.80%, 01/11/22		2,000	2,001,045
(USD Swap Rate 5 Year + 2.89%), 5.00%(a)(j)		59,405	54,535,840
Woori Bank, 5.13%, 08/06/28		1,500	1,596,663
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		1,308	1,239,330
Zions Bancorp, 3.50%, 08/27/21		640	647,668
Zions Bancorp NA, 3.35%, 03/04/22		700	705,931

			1,044,918,286

23

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	USD	395	$422,930
Central American Bottling Corp., 5.75%, 01/31/27(b)		6,794	6,995,272
Constellation Brands, Inc., 2.25%, 11/06/20		4,966	4,921,234
Cott Holdings, Inc., 5.50%, 04/01/25(b)		500	506,250
Keurig Dr Pepper, Inc., 3.55%, 05/25/21(b)		2,000	2,022,870

			14,868,556

Biotechnology — 0.1%
AbbVie, Inc.:
2.50%, 05/14/20		5,000	4,983,819
2.30%, 05/14/21		2,000	1,980,549
3.38%, 11/14/21		365	368,839
2.90%, 11/06/22		360	358,960
3.75%, 11/14/23		988	1,011,100
Amgen, Inc.:
4.50%, 03/15/20		1,936	1,968,172
2.20%, 05/11/20		2,000	1,991,530
Baxalta, Inc., 2.88%, 06/23/20		596	595,329
Biogen, Inc., 2.90%, 09/15/20		1,300	1,299,537
Celgene Corp.:
2.88%, 08/15/20		2,500	2,502,250
2.75%, 02/15/23		65	64,390
Gilead Sciences, Inc., 2.55%, 09/01/20		2,000	1,996,738

			19,121,213

Building Products — 0.1%
CIMPOR Financial Operations BV, 5.75%, 07/17/24(b)		500	437,500
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		933	951,660
Griffon Corp., 5.25%, 03/01/22		475	475,000
Masonite International Corp.(b):
5.63%, 03/15/23		2,108	2,155,430
5.75%, 09/15/26		614	627,815
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(b)		310	322,307
St Marys Cement, Inc. Canada, 5.75%, 01/28/27(b)		300	318,750
Standard Industries, Inc.(b):
5.50%, 02/15/23		347	352,205
5.38%, 11/15/24		3,228	3,288,525
6.00%, 10/15/25		2,882	3,008,692
5.00%, 02/15/27		350	343,875
4.75%, 01/15/28		625	599,219
Summit Materials LLC:
6.13%, 07/15/23		400	407,000
6.50%, 03/15/27(b)		445	460,019
USG Corp., 4.88%, 06/01/27(b)		2,222	2,244,220

			15,992,217

Capital Markets — 1.5%
Ameriprise Financial, Inc., 3.00%, 03/22/22		750	752,814
Ares Capital Corp., 3.88%, 01/15/20		2,000	2,009,263
Bank of New York Mellon Corp. (The):
2.45%, 11/27/20		1,000	997,578
2.05%, 05/03/21		1,145	1,131,644
(LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/23(a)		140	139,100
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		4,649	4,666,434
6.00%, 08/18/21		768	764,160
CCTI Ltd., 3.63%, 08/08/22		3,765	3,641,527
China Cinda Finance Ltd., 4.25%, 04/23/25		5,980	6,077,025
Coastal Emerald Ltd., 5.95%, 01/13/20		6,000	6,030,000

Security	Par (000)		Value

Capital Markets (continued)
Credit Suisse AG:
5.40%, 01/14/20	USD	2,000	$2,033,188
3.00%, 10/29/21		580	583,011
6.50%, 08/08/23(b)		6,850	7,431,675
Credit Suisse Group AG:
3.57%, 01/09/23(b)		865	872,216
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(b)(j)		45,945	48,413,165
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(j)		700	749,875
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(b)(j)		33,984	34,678,769
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(j)		600	612,266
Deutsche Bank AG:
4.50%, 04/01/25		1,000	936,088
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		4,335	3,940,556
(USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32(a)		700	598,472
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	832,000
Eagle Holding Co. II LLC, 7.63%, (7.63% Cash or 8.38% PIK), 05/15/22(b)(i)		637	640,185
Goldman Sachs Group, Inc. (The):
2.60%, 04/23/20		4,000	3,991,693
2.60%, 12/27/20		5,046	5,027,428
2.88%, 02/25/21		640	640,260
5.25%, 07/27/21		1,450	1,524,588
2.35%, 11/15/21		745	734,293
3.00%, 04/26/22		1,270	1,270,873
(LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/22(a)		3,000	2,982,700
(LIBOR USD 3 Month + 0.78%), 3.36%, 10/31/22(a)		280	280,148
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,597	1,563,184
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	925	972,975
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	285	281,224
LPL Holdings, Inc., 5.75%, 09/15/25(b)		1,403	1,427,552
Moody’s Corp.:
2.75%, 12/15/21		185	184,662
2.63%, 01/15/23		455	448,848
Morgan Stanley:
2.80%, 06/16/20		2,000	2,003,044
5.50%, 07/24/20		2,000	2,062,247
5.75%, 01/25/21		1,370	1,435,665
2.50%, 04/21/21		1,610	1,601,252
2.63%, 11/17/21		4,490	4,471,794
3.13%, 01/23/23		240	240,936
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		575	587,349
MSCI, Inc.(b):
5.25%, 11/15/24		630	648,900
5.75%, 08/15/25		430	450,425
4.75%, 08/01/26		345	353,556
5.38%, 05/15/27		2,755	2,896,194
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,218,695
S&P Global, Inc., 3.30%, 08/14/20		1,069	1,077,031
State Street Corp., (LIBOR USD 3 Month + 1.00%), 3.61%, 06/15/47(a)		77,916	61,553,640
SURA Asset Management SA, 4.88%, 04/17/24(b)		8,838	9,218,034

			242,680,201

24

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals — 0.5%
Alpha 3 BV, 6.25%, 02/01/25(b)	USD	4,503	$4,570,545
Ashland LLC, 4.75%, 08/15/22		825	842,531
Blue Cube Spinco LLC:
9.75%, 10/15/23		1,444	1,613,670
10.00%, 10/15/25		5,015	5,704,562
CF Industries, Inc., 7.13%, 05/01/20		434	450,411
Chemours Co. (The):
6.63%, 05/15/23		458	474,465
7.00%, 05/15/25		1,827	1,932,053
4.00%, 05/15/26	EUR	500	583,187
5.38%, 05/15/27	USD	2,438	2,431,905
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		3,815	3,946,484
4.88%, 03/14/25		2,500	2,629,237
4.13%, 07/19/27		1,144	1,143,091
5.13%, 03/14/28		292	312,704
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		10,997	11,079,478
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	360,500
CVR Partners LP, 9.25%, 06/15/23(b)		350	366,187
Dow Chemical Co. (The), 4.25%, 11/15/20		1,042	1,061,252
DowDuPont, Inc., 3.77%, 11/15/20		605	614,617
Element Solutions, Inc., 5.88%, 12/01/25(b)		5,327	5,453,516
Fufeng Group Ltd., 5.88%, 08/28/21		2,565	2,629,125
FXI Holdings, Inc., 7.88%, 11/01/24(b)		395	372,288
Gates Global LLC, 6.00%, 07/15/22(b)		1,789	1,789,000
GCB MPM Escrow LLC, 8.88%, 10/15/20(d)(f)(k)		450	—
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		596	604,392
INEOS Finance plc, 4.00%, 05/01/23	EUR	1,361	1,541,762
INEOS Group Holdings SA:
5.38%, 08/01/24		450	518,599
5.63%, 08/01/24(b)	USD	400	402,000
International Flavors & Fragrances, Inc., 3.40%, 09/25/20		555	558,384
INVISTA Finance LLC, 4.25%, 10/15/19(b)		200	200,640
Monitchem HoldCo 2 SA, 6.88%, 06/15/22	EUR	400	425,885
Monitchem HoldCo 3 SA, 5.25%, 06/15/21		200	224,937
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	918	897,345
OCI NV:
5.00%, 04/15/23	EUR	520	615,368
6.63%, 04/15/23(b)	USD	200	208,300
Olin Corp.:
5.13%, 09/15/27		1,117	1,132,359
5.00%, 02/01/30		351	347,490
Pearl Holding III Ltd., 9.50%, 12/11/22		1,200	978,000
PolyOne Corp., 5.25%, 03/15/23		400	415,000
PQ Corp.(b):
6.75%, 11/15/22		811	839,385
5.75%, 12/15/25		3,258	3,241,710
Rain CII Carbon LLC, 7.25%, 04/01/25(b)		400	378,000
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		400	382,000
Rock International Investment, Inc., 6.63%, 03/27/20		3,100	2,555,950
Sherwin-Williams Co. (The), 2.25%, 05/15/20		2,000	1,989,188
Solvay Finance SA(a)(j):
(EUR Swap Annual 5 Year + 3.70%), 5.42%	EUR	472	604,172
(EUR Swap Annual 5 Year + 5.22%), 5.87%		300	391,999
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(j)		100	121,099
SPCM SA, 4.88%, 09/15/25(b)	USD	400	391,000
Trinseo Materials Operating SCA, 5.38%, 09/01/25(b)		400	389,000
Tronox, Inc., 6.50%, 04/15/26(b)		500	504,375

Security	Par (000)		Value

Chemicals (continued)
WR Grace & Co., 5.13%, 10/01/21(b)	USD	3,337	$ 3,453,795
			74,672,942

Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	290	385,867
2.88%, 01/31/22		400	506,719
4.88%, 07/31/24		490	643,141
ADT Security Corp. (The):
6.25%, 10/15/21	USD	925	972,129
3.50%, 07/15/22		2,067	2,004,990
4.13%, 06/15/23		1,908	1,866,253
4.88%, 07/15/32(b)		1,623	1,343,032
Algeco Global Finance plc, 8.00%, 02/15/23(b)		3,480	3,558,300
APX Group, Inc.:
8.75%, 12/01/20		2,003	1,972,955
7.88%, 12/01/22		2,905	2,897,737
Aramark Services, Inc.:
5.13%, 01/15/24		620	640,925
5.00%, 04/01/25(b)		162	166,455
4.75%, 06/01/26		350	355,250
5.00%, 02/01/28(b)		1,843	1,875,805
Brink’s Co. (The), 4.63%, 10/15/27(b)		425	410,125
GFL Environmental, Inc., 8.50%, 05/01/27(b)		1,001	1,042,802
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		565	501,437
Intrum AB:
2.75%, 07/15/22	EUR	1,169	1,299,688
3.13%, 07/15/24		140	155,061
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	1,692	1,692,000
Mobile Mini, Inc., 5.88%, 07/01/24		2,117	2,180,510
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21		100	100,500
5.00%, 02/01/25		196	193,060
Nielsen Finance LLC:
4.50%, 10/01/20		600	600,000
5.00%, 04/15/22(b)		1,625	1,614,243
Paprec Holding SA, 4.00%, 03/31/25	EUR	261	281,760
Pitney Bowes, Inc., 4.95%, 04/01/23	USD	2,000	1,950,000
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23		1,538	1,620,975
5.25%, 04/15/24		1,414	1,417,535
5.75%, 04/15/26		3,209	3,241,732
Republic Services, Inc., 5.00%, 03/01/20		2,900	2,952,453
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		450	462,375
SPIE SA, 3.13%, 03/22/24	EUR	300	350,881
Star Merger Sub, Inc., 6.88%, 08/15/26(b)	USD	1,819	1,890,669
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	504	587,898
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	1,533	1,552,163
Verisure Holding AB, 3.50%, 05/15/23	EUR	705	820,096
Verisure Midholding AB, 5.75%, 12/01/23		929	1,069,485
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	893	888,535
West Corp., 8.50%, 10/15/25(b)		825	727,031
			48,792,572

Communications Equipment — 0.1%
CommScope Technologies LLC(b):
6.00%, 06/15/25		1,475	1,498,084
5.00%, 03/15/27		862	805,970
CommScope, Inc.(b):
5.50%, 03/01/24		4,659	4,859,919
5.50%, 06/15/24		325	327,031
6.00%, 03/01/26		3,892	4,120,655

25

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Communications Equipment (continued)
Nokia OYJ:
3.38%, 06/12/22	USD	395	$394,392
4.38%, 06/12/27		380	380,950
6.63%, 05/15/39		1,698	1,808,370
Telefonaktiebolaget LM Ericsson:
4.13%, 05/15/22		725	737,687
1.88%, 03/01/24	EUR	300	345,878
ViaSat, Inc.(b):
5.63%, 09/15/25	USD	500	496,250
5.63%, 04/15/27		4,641	4,733,820
			20,509,006

Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24		1,580	1,674,800
5.13%, 03/15/27		300	301,128
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		803	754,820
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(a)(j)		1,459	1,465,237
Chang Development International Ltd., 3.63%, 01/20/20		2,100	2,079,447
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(f)(k)	CNY	6,794	706,028
China Singyes Solar Technologies Holdings Ltd.(f)(k):
6.75%, 10/17/19	USD	217	133,455
0.00%, 02/15/20(l)		1,398	859,770
CRCC Yupeng Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.25%), 3.95%(a)(j)		1,000	999,755
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(j)		1,500	1,490,617
Mexico City Airport Trust, 4.25%, 10/31/26(b)		7,105	6,927,375
Novafives SAS, 5.00%, 06/15/25	EUR	400	420,156
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD	340	340,425
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		2,995	2,991,406
			21,144,419

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	200	234,415
Cemex SAB de CV, 3.13%, 03/19/26		700	802,785
Holcim Finance Luxembourg SA, (EUR Swap Annual 5 Year + 3.07%), 3.00%(a)(j)		450	503,463
			1,540,663

Consumer Finance — 1.0%
AerCap Ireland Capital DAC:
4.50%, 05/15/21	USD	3,483	3,562,468
3.95%, 02/01/22		1,155	1,171,598
Ally Financial, Inc.:
3.75%, 11/18/19		750	750,938
8.00%, 03/15/20		400	416,500
4.13%, 03/30/20		1,610	1,618,050
4.25%, 04/15/21		400	405,000
4.63%, 05/19/22		530	543,409
5.13%, 09/30/24		3,100	3,275,305
4.63%, 03/30/25		500	515,000
5.75%, 11/20/25		975	1,056,656
8.00%, 11/01/31		10,404	13,317,120
American Express Co.:
3.70%, 11/05/21		1,700	1,736,255
2.50%, 08/01/22		825	815,716
American Express Credit Corp., 2.25%, 05/05/21		4,000	3,969,383

Security	Par (000)		Value

Consumer Finance (continued)
American Honda Finance Corp., 3.15%, 01/08/21	USD	1,025	$1,034,176
Avation Capital SA, 6.50%, 05/15/21(b)		365	363,175
Capital One Financial Corp.:
2.50%, 05/12/20		2,000	1,994,102
Series E, (LIBOR USD 3 Month + 3.80%), 5.55%(a)(j)		24,138	24,590,588
3.45%, 04/30/21		3,000	3,032,726
3.20%, 01/30/23		420	421,259
Caterpillar Financial Services Corp.:
3.35%, 12/07/20		1,700	1,717,311
1.70%, 08/09/21		1,000	977,991
CDBL Funding 1:
4.25%, 12/02/24		3,800	3,879,857
3.50%, 10/24/27		2,370	2,277,866
Credit Acceptance Corp., 6.63%, 03/15/26(b)		1,100	1,157,750
Ford Motor Credit Co. LLC:
1.90%, 08/12/19		2,010	2,003,534
2.43%, 06/12/20		900	892,130
5.09%, 01/07/21		325	333,480
3.20%, 01/15/21		3,230	3,207,722
3.34%, 03/18/21		3,065	3,054,315
3.47%, 04/05/21		1,000	995,406
5.60%, 01/07/22		1,000	1,045,266
3.34%, 03/28/22		285	281,813
General Motors Financial Co., Inc.:
2.35%, 10/04/19		1,300	1,297,604
3.20%, 07/13/20		3,100	3,110,003
4.20%, 03/01/21		2,000	2,035,324
3.55%, 04/09/21		2,000	2,018,299
4.20%, 11/06/21		1,995	2,038,389
3.15%, 06/30/22		435	431,966
3.55%, 07/08/22		690	693,322
3.25%, 01/05/23		550	544,656
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(j)		16,439	15,904,732
goeasy Ltd., 7.88%, 11/01/22(b)		1,400	1,473,500
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		4,925	4,909,117
Intrepid Aviation Group Holdings LLC, 8.50%, 08/15/21(b)		790	814,213
John Deere Capital Corp.:
3.20%, 01/10/22		460	467,267
2.95%, 04/01/22		820	827,147
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(a)(j)		1,136	1,005,445
Lincoln Financing SARL:
3.63%, 04/01/24	EUR	983	1,130,372
(EURIBOR 3 Month + 3.88%), 3.88%, 04/01/24(a)		1,419	1,607,115
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(i)		3,853	4,362,579
Navient Corp.:
8.00%, 03/25/20	USD	875	906,719
5.00%, 10/26/20		545	552,494
6.63%, 07/26/21		588	615,930
6.50%, 06/15/22		809	852,484
5.50%, 01/25/23		3,216	3,272,280
7.25%, 09/25/23		1,010	1,093,325
6.13%, 03/25/24		650	664,820
5.88%, 10/25/24		893	897,465
6.75%, 06/25/25		121	123,420
6.75%, 06/15/26		431	434,271
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	915,941

26

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Springleaf Finance Corp.:
8.25%, 12/15/20	USD	645	$695,104
7.75%, 10/01/21		250	271,562
6.13%, 05/15/22		800	845,040
5.63%, 03/15/23		1,136	1,180,020
6.13%, 03/15/24		3,377	3,562,735
6.88%, 03/15/25		2,906	3,116,685
7.13%, 03/15/26		2,509	2,694,039
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.20%, 04/11/22(a)(b)		3,865	1,171,592
Toyota Motor Credit Corp.:
2.95%, 04/13/21		2,500	2,517,460
2.65%, 04/12/22		3,300	3,307,365
			160,775,666

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc:
4.25%, 09/15/22(b)		500	501,875
4.63%, 05/15/23(b)		4,061	4,099,336
6.75%, 05/15/24	EUR	738	873,134
7.25%, 05/15/24(b)	USD	4,757	5,011,737
6.00%, 02/15/25(b)		2,000	2,015,000
4.75%, 07/15/27	GBP	968	1,228,936
Ball Corp.:
4.38%, 12/15/20	USD	675	685,969
5.00%, 03/15/22		400	416,000
4.00%, 11/15/23		300	302,625
5.25%, 07/01/25		550	582,312
Berry Global, Inc.:
5.50%, 05/15/22		150	152,062
5.13%, 07/15/23		1,200	1,218,000
4.50%, 02/15/26(b)		1,580	1,532,600
BWAY Holding Co.:
4.75%, 04/15/24	EUR	1,161	1,335,097
5.50%, 04/15/24(b)	USD	4,223	4,194,072
Crown Americas LLC:
4.50%, 01/15/23		750	765,945
4.75%, 02/01/26		6,578	6,684,893
4.25%, 09/30/26		487	474,216
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR	100	116,938
3.38%, 05/15/25		289	350,884
Greif, Inc., 6.50%, 03/01/27(b)	USD	883	909,490
Horizon Parent Holdings SARL, 8.25%, (8.25% Cash or 9.00% PIK), 02/15/22(i)	EUR	625	717,845
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22	USD	350	358,313
5.88%, 08/15/23		450	470,812
Packaging Corp. of America, 2.45%, 12/15/20		1,600	1,587,346
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	327,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,132	2,138,433
6.87%, 02/15/21		296	297,400
(LIBOR USD 3 Month + 3.50%), 6.10%, 07/15/21(a)(b)		1,362	1,367,108
5.13%, 07/15/23(b)		1,261	1,279,297
7.00%, 07/15/24(b)		2,666	2,755,978
Sealed Air Corp.:
5.25%, 04/01/23(b)		360	374,400
4.50%, 09/15/23	EUR	287	361,799
Silgan Holdings, Inc., 3.25%, 03/15/25		410	472,489
WestRock RKT LLC, 3.50%, 03/01/20	USD	2,000	2,007,498
WRKCo, Inc., 3.75%, 03/15/25		100	101,184
			48,068,273

Security	Par (000)		Value

Distributors — 0.0%
Core & Main LP, 6.13%, 08/15/25(b)	USD	2,002	$1,986,985
LKQ Corp., 4.75%, 05/15/23		400	403,000
Parts Europe SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(a)	EUR	397	443,898
4.38%, 05/01/22		275	309,674
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(a)		552	620,671
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(a)(j)	USD	1,480	803,914

			4,568,142

Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26(b)		1,560	1,636,050
Graham Holdings Co., 5.75%, 06/01/26(b)		730	764,675
Laureate Education, Inc., 8.25%, 05/01/25(b)		384	415,680
Service Corp. International, 4.63%, 12/15/27		1,433	1,443,747
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		3,874	3,912,740
			8,172,892

Diversified Financial Services — 0.4%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	956	1,219,198
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(a)	EUR	424	456,888
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)		132	144,163
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	200	260,435
7.50%, 10/01/23		1,900	2,512,762
CK Hutchison International 16 Ltd.,
1.88%, 10/03/21(b)	USD	905	880,913
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23	GBP	100	113,904
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	770	815,372
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)		230	221,853
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	2,093	2,070,361
HBOS Capital Funding LP, 6.85%(j)		5,130	5,181,300
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,164,605
Jefferies Finance LLC(b):
7.38%, 04/01/20		400	400,800
6.88%, 04/15/22		876	889,140
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	1,356	1,550,316
Nexi Capital SpA:
(EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(a)		607	688,402
4.13%, 11/01/23		134	156,149
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)		2,815	3,181,931
4.50%, 05/15/26		1,531	1,730,563
6.25%, 05/15/26(b)	USD	8,888	9,121,310
6.88%, 11/15/26	EUR	599	673,963
8.25%, 11/15/26(b)	USD	2,300	2,330,889
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		6,553	6,502,444
Shell International Finance BV, 1.88%, 05/10/21		2,000	1,972,479
Siemens Financieringsmaatschappij NV,
2.70%, 03/16/22(b)		290	289,285
Synchrony Bank, 3.65%, 05/24/21		900	911,128
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		1,606	1,640,128

27

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)	USD	1,100	$1,182,500
Vantiv LLC:
3.88%, 11/15/25(b)	GBP	648	880,482
3.88%, 11/15/25		800	1,087,014
Verscend Escrow Corp., 9.75%, 08/15/26(b)	USD	3,780	3,997,350
VFH Parent LLC, 6.75%, 06/15/22(b)		355	366,864
Voya Financial, Inc., (LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/53(a)		500	501,250
Worldpay Finance plc, 3.75%, 11/15/22	EUR	500	622,219
			61,718,360

Diversified Telecommunication Services — 0.9%
Altice France SA:
6.25%, 05/15/24(b)	USD	1,800	1,845,000
7.38%, 05/01/26(b)		8,042	8,147,551
5.88%, 02/01/27	EUR	1,800	2,140,376
8.13%, 02/01/27(b)	USD	3,967	4,145,515
AT&T, Inc.:
2.80%, 02/17/21		3,000	3,001,806
3.88%, 08/15/21		2,000	2,047,680
3.20%, 03/01/22		120	121,202
3.80%, 03/15/22		1,310	1,344,467
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(f)(k)		1,000	10,000
CCO Holdings LLC:
5.25%, 09/30/22		800	813,000
5.13%, 02/15/23		1,000	1,016,250
4.00%, 03/01/23(b)		165	165,413
5.13%, 05/01/23(b)		800	820,000
5.75%, 01/15/24		425	435,625
5.88%, 04/01/24(b)		1,000	1,044,710
5.38%, 05/01/25(b)		400	414,000
5.75%, 02/15/26(b)		1,500	1,566,750
5.50%, 05/01/26(b)		800	825,600
5.13%, 05/01/27(b)		11,831	12,008,465
5.88%, 05/01/27(b)		630	654,412
5.00%, 02/01/28(b)		2,651	2,647,686
CenturyLink, Inc.:
Series V, 5.63%, 04/01/20		590	600,325
Series S, 6.45%, 06/15/21		3,280	3,419,400
Series T, 5.80%, 03/15/22		1,000	1,027,587
Series W, 6.75%, 12/01/23		168	178,290
Series Y, 7.50%, 04/01/24		2,757	2,960,329
Series P, 7.60%, 09/15/39		835	730,625
Series U, 7.65%, 03/15/42		2,485	2,187,794
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		2,055	1,895,799
DKT Finance ApS:
7.00%, 06/17/23	EUR	1,409	1,713,398
9.38%, 06/17/23(b)	USD	2,000	2,165,000
eircom Finance DAC, 3.50%, 05/15/26	EUR	710	805,255
Embarq Corp., 8.00%, 06/01/36	USD	3,117	3,074,141
Frontier Communications Corp.:
10.50%, 09/15/22		946	690,580
11.00%, 09/15/25		7,011	4,539,622
8.50%, 04/01/26(b)		1,953	1,840,703
8.00%, 04/01/27(b)		4,182	4,323,143
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		2,128	1,925,840
8.00%, 02/15/24(b)		1,040	1,085,500
8.50%, 10/15/24(b)		3,853	3,814,470
9.75%, 07/15/25(b)		3,326	3,413,308
Koninklijke KPN NV, (USD Swap Semi 10 Year + 5.33%), 7.00%, 03/28/73(a)(b)		200	211,000

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
6.13%, 01/15/21	USD	25	$25,094
5.38%, 08/15/22		2,271	2,279,516
5.38%, 01/15/24		555	561,937
5.38%, 05/01/25		1,138	1,159,167
5.25%, 03/15/26		3,008	3,054,075
Level 3 Parent LLC, 5.75%, 12/01/22		1,280	1,290,790
OTE plc, 3.50%, 07/09/20	EUR	686	795,232
Qwest Corp.:
6.75%, 12/01/21	USD	500	533,890
6.88%, 09/15/33		500	500,037
Sable International Finance Ltd.(b):
6.88%, 08/01/22		244	254,980
5.75%, 09/07/27		1,000	992,500
Sprint Capital Corp.:
6.90%, 05/01/19		1,000	1,000,000
6.88%, 11/15/28		1,050	1,005,375
8.75%, 03/15/32		1,250	1,312,500
TDC A/S, 6.88%, 02/23/23	GBP	800	1,183,825
Telecom Argentina SA, 6.50%, 06/15/21(b)	USD	6,992	6,593,561
Telecom Italia Capital SA:
6.38%, 11/15/33		1,040	1,011,078
6.00%, 09/30/34		2,294	2,121,950
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	527	770,158
Telecom Italia SpA:
1.13%, 03/26/22(m)		2,100	2,302,049
5.88%, 05/19/23	GBP	700	984,026
4.00%, 04/11/24	EUR	2,178	2,559,310
5.30%, 05/30/24(b)	USD	2,513	2,503,576
2.75%, 04/15/25	EUR	1,606	1,760,760
Telesat Canada, 8.88%, 11/15/24(b)	USD	936	1,014,390
Verizon Communications, Inc.:
4.60%, 04/01/21		2,000	2,072,134
2.95%, 03/15/22		1,050	1,057,439
5.15%, 09/15/23		291	318,452
3.88%, 02/08/29		530	548,425
Virgin Media Finance plc:
6.00%, 10/15/24(b)		300	310,500
6.38%, 10/15/24	GBP	460	630,132
5.75%, 01/15/25(b)	USD	6,067	6,195,924
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	200	268,561
5.50%, 01/15/25		270	361,410
5.25%, 01/15/26(b)	USD	2,065	2,100,539
5.50%, 08/15/26(b)		500	512,515
4.88%, 01/15/27	GBP	945	1,245,818
6.25%, 03/28/29		1,043	1,439,568
WTT Investment Ltd., 5.50%, 11/21/22(b)	USD	500	506,875
			142,955,685

Electric Utilities — 0.5%
1MDB Energy Ltd., 5.99%, 05/11/22		5,700	5,892,375
Adani Transmission Ltd., 4.00%, 08/03/26		1,406	1,340,023
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		520	531,075
American Electric Power Co., Inc.:
2.15%, 11/13/20		545	540,049
Series I, 3.65%, 12/01/21		430	438,974
Series F, 2.95%, 12/15/22		390	390,320
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	804	936,187
4.13%, 08/01/25		300	354,412
DPL, Inc., 7.25%, 10/15/21	USD	306	328,950
Duke Energy Carolinas LLC, 3.35%, 05/15/22		1,700	1,745,647

28

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Corp.:
3.55%, 09/15/21	USD	600	$608,874
3.95%, 10/15/23		820	851,797
Duke Energy Indiana LLC, 3.75%, 07/15/20		650	658,353
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(a)		9,025	9,709,727
Enel Americas SA, 4.00%, 10/25/26		7,217	7,146,634
Enel SpA(a):
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	195	273,093
(GBP Swap 5 Year + 4.09%), 6.62%, 09/15/76		550	778,122
Eversource Energy, 2.50%, 03/15/21	USD	1,000	994,730
Exelon Corp., 2.45%, 04/15/21		805	797,047
FirstEnergy Corp., Series A, 2.85%, 07/15/22		464	460,703
Georgia Power Co., Series C, 2.00%, 09/08/20		1,000	991,346
Greenko Investment Co., 4.88%, 08/16/23		2,238	2,132,154
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(k)		2,100	1,411,200
Kallpa Generacion SA, 4.88%, 05/24/26		11,645	12,042,036
Minejesa Capital BV, 4.63%, 08/10/30		1,425	1,380,422
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(j)	EUR	2,000	2,400,224
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20	USD	895	902,453
2.90%, 04/01/22		780	783,372
(LIBOR USD 3 Month + 3.16%), 5.65%, 05/01/79(a)		8,250	8,379,813
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		645	647,096
4.50%, 09/15/27		408	400,860
NV Energy, Inc., 6.25%, 11/15/20		790	830,651
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	5,196,492
Progress Energy, Inc., 4.40%, 01/15/21		500	511,585
Southern California Edison Co., Series A, 2.90%, 03/01/21		700	697,815
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(a)		4,425	4,513,627
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23		1,495	1,492,346
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)		1,578	1,619,423
Westar Energy, Inc., 5.10%, 07/15/20		500	512,307
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	1,005,368
Xcel Energy, Inc., 2.40%, 03/15/21		1,000	993,097
			83,620,779

Electrical Equipment — 0.1%
Orano SA, 3.38%, 04/23/26	EUR	1,000	1,131,470
Sensata Technologies BV(b):
4.88%, 10/15/23	USD	175	182,266
5.00%, 10/01/25		4,067	4,168,675
SGL Carbon SE, 4.63%, 09/30/24	EUR	314	365,544
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	2,893	2,827,908
			8,675,863

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20		1,030	1,023,329
Belden, Inc., 4.13%, 10/15/26	EUR	1,260	1,490,785
CDW LLC:
5.00%, 09/01/23	USD	525	536,655
5.50%, 12/01/24		5,313	5,625,139
5.00%, 09/01/25		2,425	2,488,656
Ingram Micro, Inc., 5.45%, 12/15/24		375	373,388
			11,537,952

Security	Par (000)		Value

Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 9.75%, 12/05/20	USD	1,769	$1,821,286
Archrock Partners LP, 6.88%, 04/01/27(b)		556	578,935
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		340	338,785
CSI Compressco LP, 7.50%, 04/01/25(b)		1,100	1,068,375
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		356	347,990
5.70%, 10/15/39		325	229,086
4.88%, 11/01/43		909	584,032
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(m)		779	658,255
Ensco plc:
5.20%, 03/15/25		1,271	1,020,791
7.75%, 02/01/26		382	330,430
5.75%, 10/01/44		1,506	990,195
Hi-Crush Partners LP, 9.50%, 08/01/26(b)		475	365,750
Hilong Holding Ltd., 7.25%, 06/22/20		1,580	1,578,025
Nabors Industries, Inc.:
5.00%, 09/15/20		500	507,500
4.63%, 09/15/21		1,910	1,902,837
5.75%, 02/01/25		712	647,920
Nine Energy Service, Inc., 8.75%, 11/01/23(b)		300	309,750
Noble Holding International Ltd.:
7.75%, 01/15/24		21	19,057
7.88%, 02/01/26(b)		3,554	3,438,495
5.25%, 03/15/42		252	155,610
Oceaneering International, Inc., 4.65%, 11/15/24		252	239,324
Pacific Drilling SA, 8.38%, 10/01/23(b)		3,433	3,527,408
Precision Drilling Corp.:
5.25%, 11/15/24		61	57,798
7.13%, 01/15/26(b)		2,335	2,346,675
Rowan Cos., Inc., 4.88%, 06/01/22		1,506	1,455,173
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		340	341,030
SESI LLC:
7.13%, 12/15/21		766	651,100
7.75%, 09/15/24		1,766	1,302,425
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		217	222,784
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		413	435,188
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		957	981,217
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		1,700	1,810,500
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		360	369,900
Transocean, Inc.:
8.47%, 12/15/21		180	190,350
9.00%, 07/15/23(b)		1,944	2,080,080
7.25%, 11/01/25(b)		668	661,320
7.50%, 01/15/26(b)		1,358	1,337,630
Unit Corp., 6.63%, 05/15/21		500	490,000
USA Compression Partners LP:
6.88%, 04/01/26		3,366	3,540,628
6.88%, 09/01/27(b)		1,386	1,458,765
Weatherford International Ltd.:
5.13%, 09/15/20		1,360	1,115,200
6.50%, 08/01/36		614	386,820
5.95%, 04/15/42		75	47,250
			41,941,669

Entertainment — 0.3%
Ascend Learning LLC:
6.88%, 08/01/25(b)		1,535	1,559,644
Cinemark USA, Inc., 4.88%, 06/01/23		500	505,170
Electronic Arts, Inc., 3.70%, 03/01/21		1,000	1,015,118
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		110	115,087
5.88%, 11/01/24		2,298	2,343,960

29

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Entertainment (continued)
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	USD	493	$502,706
NBCUniversal Media LLC:
5.15%, 04/30/20		1,000	1,023,535
4.38%, 04/01/21		890	917,786
Netflix, Inc.:
5.38%, 02/01/21		335	347,144
5.50%, 02/15/22		700	735,875
5.88%, 02/15/25		1,179	1,273,320
4.38%, 11/15/26		1,475	1,458,406
4.88%, 04/15/28		3,140	3,112,525
5.88%, 11/15/28		4,628	4,882,540
3.88%, 11/15/29	EUR	2,330	2,675,499
5.38%, 11/15/29(b)	USD	2,788	2,822,850
Viacom, Inc.(a):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57		7,320	7,374,900
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		7,351	7,553,888
Walt Disney Co. (The), 4.50%, 02/15/21(b)		1,500	1,548,786
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	968	1,135,065
Series APR, 3.63%, 10/15/26		411	479,375
			43,383,179

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
2.80%, 06/01/20	USD	499	499,007
3.30%, 02/15/21		2,000	2,014,141
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		1,331	1,349,301
CoreCivic, Inc., 4.75%, 10/15/27		1,000	862,500
Crown Castle International Corp.:
3.40%, 02/15/21		3,300	3,325,308
3.20%, 09/01/24		400	398,384
CyrusOne LP:
5.00%, 03/15/24		350	357,875
5.38%, 03/15/27		949	982,215
Digital Realty Trust LP, 5.25%, 03/15/21		1,715	1,775,618
Equinix, Inc.:
5.38%, 01/01/22		787	806,675
5.38%, 04/01/23		2,035	2,077,633
2.88%, 03/15/24	EUR	891	1,033,073
5.75%, 01/01/25	USD	400	415,000
2.88%, 10/01/25	EUR	952	1,097,127
5.88%, 01/15/26	USD	5,261	5,556,931
2.88%, 02/01/26	EUR	1,100	1,269,305
5.38%, 05/15/27	USD	855	905,103
ERP Operating LP, 4.75%, 07/15/20		730	744,086
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		945	948,544
GEO Group, Inc. (The), 5.13%, 04/01/23		2,700	2,524,500
GLP Capital LP:
4.38%, 04/15/21		1,700	1,729,852
5.38%, 11/01/23		250	262,878
5.25%, 06/01/25		2,127	2,235,349
5.38%, 04/15/26		3,132	3,307,580
5.75%, 06/01/28		410	440,258
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	580	732,454
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	300	301,875
6.00%, 08/15/23		200	205,125
5.75%, 08/15/24		2,350	2,367,625
3.00%, 01/15/25	EUR	970	1,095,045
4.88%, 09/15/27(b)	USD	3,038	2,941,164
5.25%, 03/15/28(b)		2,425	2,388,625

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp., 3.20%, 05/01/21	USD	960	$964,221
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		3,584	3,758,720
4.50%, 09/01/26		2,670	2,636,625
5.75%, 02/01/27(b)		2,955	3,110,137
4.50%, 01/15/28		1,000	960,000
MPT Operating Partnership LP:
6.38%, 03/01/24		255	268,515
5.50%, 05/01/24		169	172,803
5.25%, 08/01/26		1,755	1,787,906
5.00%, 10/15/27		4,858	4,870,145
SBA Communications Corp.:
4.88%, 07/15/22		350	354,813
4.00%, 10/01/22		6,958	6,992,790
4.88%, 09/01/24		4,636	4,708,495
			77,535,326

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		1,286	1,326,187
5.75%, 03/15/25		1,341	1,330,943
7.50%, 03/15/26(b)		70	74,200
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	700	775,714
4.50%, 03/07/24		500	548,510
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		900	749,005
Hipercor SA, 3.88%, 01/19/22		600	714,081
Ingles Markets, Inc., 5.75%, 06/15/23	USD	500	506,250
Sysco Corp., 2.60%, 10/01/20		2,000	1,996,770
Tesco Corporate Treasury Services plc, 2.50%, 05/02/25	GBP	607	789,080
Tesco plc:
5.00%, 03/24/23		200	288,961
6.15%, 11/15/37(b)	USD	163	176,901
US Foods, Inc., 5.88%, 06/15/24(b)		400	409,000
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		100	99,952
			9,785,554

Food Products — 0.4%
Arcor SAIC, 6.00%, 07/06/23(b)		8,494	7,943,207
B&G Foods, Inc.:
4.63%, 06/01/21		475	475,000
5.25%, 04/01/25		180	176,616
Boparan Finance plc, 5.50%, 07/15/21	GBP	796	713,406
Campbell Soup Co., 3.30%, 03/15/21	USD	500	504,038
Chobani LLC, 7.50%, 04/15/25(b)		255	232,050
General Mills, Inc.:
3.20%, 04/16/21		1,000	1,008,464
3.70%, 10/17/23		370	379,215
Grupo Bimbo SAB de CV, 4.50%, 01/25/22		6,813	6,991,841
JBS Investments II GmbH, 7.00%, 01/15/26(b)		350	364,175
JBS USA LUX SA(b):
5.88%, 07/15/24		911	930,131
5.75%, 06/15/25		2,530	2,588,557
6.75%, 02/15/28		3,412	3,595,514
6.50%, 04/15/29		2,421	2,566,260
JM Smucker Co. (The), 2.50%, 03/15/20		1,000	997,464
Kellogg Co., 3.25%, 05/14/21		2,000	2,019,071
Knight Castle Investments Ltd., 7.99%, 01/23/21		231	167,879
Kraft Heinz Foods Co., 5.38%, 02/10/20		2,289	2,330,846
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		400	405,952
4.88%, 11/01/26		800	812,000

30

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products (continued)
Mondelez International, Inc., 3.00%, 05/07/20	USD	1,000	$1,001,754
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	400	459,452
Pilgrim’s Pride Corp., 5.75%, 03/15/25(b)	USD	1,495	1,517,425
Post Holdings, Inc.(b):
5.50%, 03/01/25		1,825	1,868,344
5.00%, 08/15/26		5,216	5,196,440
5.75%, 03/01/27		4,155	4,258,875
5.63%, 01/15/28		1,342	1,356,601
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	400	541,160
Sigma Holdco BV, 7.88%, 05/15/26(b)	USD	200	189,500
Simmons Foods, Inc.(b):
7.75%, 01/15/24		1,522	1,626,638
5.75%, 11/01/24		385	354,200
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		1,700	1,643,826
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	552,525
Tyson Foods, Inc., 2.25%, 08/23/21		790	781,385
			56,549,811

Gas Utilities — 0.0%
AmeriGas Partners LP:
5.63%, 05/20/24		550	573,375
5.88%, 08/20/26		500	520,625
5.75%, 05/20/27		350	361,375
Binhai Investment Co. Ltd., 4.45%, 11/30/20		385	362,117
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,136,758
Suburban Propane Partners LP, 5.50%, 06/01/24		1,650	1,641,783
Superior Plus LP, 7.00%, 07/15/26(b)		300	307,500
			5,903,533

Health Care Equipment & Supplies — 0.2%
Avantor, Inc.(b):
6.00%, 10/01/24		9,267	9,669,535
9.00%, 10/01/25		1,961	2,132,588
Becton Dickinson and Co.:
2.40%, 06/05/20		595	591,885
3.25%, 11/12/20		1,827	1,835,260
Hologic, Inc.(b):
4.38%, 10/15/25		2,681	2,655,866
4.63%, 02/01/28		866	855,175
Kinetic Concepts, Inc., 7.88%, 02/15/21(b)		394	402,274
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		1,024	1,018,880
5.75%, 08/01/22		4,801	4,428,923
5.63%, 10/15/23		2,000	1,560,000
5.50%, 04/15/25		850	612,000
Medtronic, Inc., 3.15%, 03/15/22		250	253,630
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		4,597	4,490,694
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		259	261,590
Stryker Corp., 2.63%, 03/15/21		2,000	1,995,291
Teleflex, Inc., 4.63%, 11/15/27		588	585,060
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20		2,000	1,996,049
			35,344,700

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		180	181,800
6.50%, 03/01/24		190	196,650
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		516	559,215

Security	Par (000)		Value

Health Care Providers & Services (continued)
Centene Corp.:
5.63%, 02/15/21	USD	1,075	$1,092,469
4.75%, 05/15/22		775	789,849
6.13%, 02/15/24		755	790,863
4.75%, 01/15/25		4,261	4,322,784
5.38%, 06/01/26(b)		6,643	6,910,248
Cigna Corp., 3.40%, 09/17/21(b)		1,253	1,265,982
Cigna Holding Co., 5.13%, 06/15/20		1,000	1,024,255
Community Health Systems, Inc.:
5.13%, 08/01/21		675	664,875
6.25%, 03/31/23		2,230	2,171,462
8.63%, 01/15/24(b)		2,292	2,326,380
8.00%, 03/15/26(b)		2,590	2,518,775
CVS Health Corp.:
3.13%, 03/09/20		3,000	3,006,834
3.70%, 03/09/23		310	314,351
4.30%, 03/25/28		735	743,141
DaVita, Inc., 5.13%, 07/15/24		2,729	2,729,000
Encompass Health Corp., 5.75%, 11/01/24		1,758	1,782,172
Envision Healthcare Corp., 8.75%, 10/15/26(b)		1,385	1,305,362
Express Scripts Holding Co., 3.90%, 02/15/22		1,500	1,536,689
HCA Healthcare, Inc., 6.25%, 02/15/21		125	131,094
HCA, Inc.:
4.25%, 10/15/19		300	301,955
6.50%, 02/15/20		615	631,225
7.50%, 02/15/22		2,000	2,200,000
5.88%, 03/15/22		685	732,676
5.88%, 05/01/23		300	321,780
5.00%, 03/15/24		1,700	1,799,723
5.38%, 02/01/25		5,980	6,293,950
5.25%, 04/15/25		650	696,116
5.88%, 02/15/26		2,700	2,909,250
5.38%, 09/01/26		3,499	3,691,445
4.50%, 02/15/27		680	697,959
5.63%, 09/01/28		4,935	5,255,775
5.88%, 02/01/29		3,420	3,680,775
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		805	843,237
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		1,500	1,497,009
McKesson Corp., 3.65%, 11/30/20		700	709,271
MEDNAX, Inc.(b):
5.25%, 12/01/23		1,173	1,193,527
6.25%, 01/15/27		3,302	3,368,040
Molina Healthcare, Inc., 5.38%, 11/15/22		2,282	2,381,837
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		946	950,919
NVA Holdings, Inc., 6.88%, 04/01/26(b)		397	399,978
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		2,364	2,352,180
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		2,868	3,049,939
Select Medical Corp., 6.38%, 06/01/21		500	500,625
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		894	831,420
10.00%, 04/15/27		835	857,963
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,539	1,766,776
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		682	804,838
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	1,054	895,900

31

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.75%, 06/01/20	USD	150	$151,687
6.00%, 10/01/20		2,483	2,566,801
4.50%, 04/01/21		600	608,250
4.38%, 10/01/21		700	707,875
8.13%, 04/01/22		6,139	6,550,067
4.63%, 07/15/24		3,520	3,529,918
5.13%, 05/01/25		2,813	2,837,614
6.25%, 02/01/27(b)		2,929	3,053,483
UnitedHealth Group, Inc.:
2.13%, 03/15/21		2,500	2,478,670
3.15%, 06/15/21		1,900	1,921,184
Vizient, Inc.(b):
10.38%, 03/01/24		792	854,251
6.25%, 05/15/27		160	165,200
WellCare Health Plans, Inc.:
5.25%, 04/01/25		2,280	2,354,100
5.38%, 08/15/26(b)		3,379	3,538,827
			119,298,265

Health Care Technology — 0.0%
IQVIA, Inc.:
4.88%, 05/15/23(b)		550	558,937
3.50%, 10/15/24	EUR	800	919,084
3.25%, 03/15/25(b)		525	599,025
3.25%, 03/15/25		690	787,290
5.00%, 10/15/26(b)	USD	2,179	2,225,304
			5,089,640

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC(b):
4.63%, 01/15/22		950	952,969
4.25%, 05/15/24		6,619	6,519,715
5.00%, 10/15/25		13,045	12,947,162
Boyd Gaming Corp.:
6.88%, 05/15/23		500	518,125
6.38%, 04/01/26		530	557,825
6.00%, 08/15/26		395	410,306
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		2,089	2,041,997
Carnival Corp., 3.95%, 10/15/20		445	452,450
Cedar Fair LP, 5.38%, 04/15/27		380	387,672
Churchill Downs, Inc.(b):
5.50%, 04/01/27		2,270	2,329,588
4.75%, 01/15/28		2,709	2,654,820
Cirsa Finance International SARL:
6.25%, 12/20/23	EUR	313	372,516
7.88%, 12/20/23(b)	USD	685	709,072
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	600	792,145
4.88%, 08/28/25		119	155,910
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)	USD	300	297,750
EI Group plc, 6.38%, 02/15/22	GBP	350	466,246
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	610	629,848
6.00%, 09/15/26		220	228,250
Golden Nugget, Inc., 6.75%, 10/15/24(b)		3,732	3,815,970
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,863	1,865,515
5.13%, 05/01/26(b)		4,349	4,452,289
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		1,186	1,200,825
4.88%, 04/01/27		1,925	1,951,469

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
International Game Technology plc:
4.75%, 02/15/23	EUR	261	$319,072
3.50%, 07/15/24		287	335,983
6.50%, 02/15/25(b)	USD	1,000	1,064,980
IRB Holding Corp., 6.75%, 02/15/26(b)		256	254,080
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)		600	618,750
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		40	43,000
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	1,022,500
5.25%, 06/01/26		5,665	5,842,031
4.75%, 06/01/27		1,768	1,755,412
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	999	1,368,203
Marriott International, Inc., Series N, 3.13%, 10/15/21	USD	480	481,770
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)		248	260,400
McDonald’s Corp., 2.75%, 12/09/20		1,000	1,000,840
MGM Resorts International:
6.63%, 12/15/21		4,522	4,854,141
7.75%, 03/15/22		7,549	8,351,081
6.00%, 03/15/23		950	1,014,125
4.63%, 09/01/26		340	336,498
5.50%, 04/15/27		300	309,375
NH Hotel Group SA, 3.75%, 10/01/23	EUR	463	535,090
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	939	1,291,801
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		50	69,985
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	439,675
5.25%, 11/15/23		495	504,900
Scientific Games International, Inc.:
5.00%, 10/15/25(b)		2,872	2,856,742
3.38%, 02/15/26	EUR	500	551,934
8.25%, 03/15/26(b)	USD	5,412	5,608,185
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		405	435,881
Sisal Group SpA, 7.00%, 07/31/23	EUR	860	981,451
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	6,375	6,375,000
5.50%, 04/15/27		1,322	1,349,762
Starbucks Corp., 2.10%, 02/04/21		1,000	989,529
Station Casinos LLC, 5.00%, 10/01/25(b)		783	769,298
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	345	456,012
(LIBOR GBP 3 Month + 4.38%), 5.22%, 03/15/22(a)		275	358,469
(LIBOR GBP 3 Month + 6.25%), 7.09%, 03/15/22(a)		495	648,703
Studio City Co. Ltd.:
7.25%, 11/30/21(b)	USD	550	568,037
7.25%, 11/30/21		1,700	1,755,752
Studio City Finance Ltd., 7.25%, 02/11/24		2,100	2,186,625
Viking Cruises Ltd.(b):
6.25%, 05/15/25		385	398,475
5.88%, 09/15/27		4,250	4,228,750
VOC Escrow Ltd., 5.00%, 02/15/28(b)		600	595,500
Wyndham Destinations, Inc., 5.40%, 04/01/24		59	60,475
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		824	840,480
Wyndham Worldwide Corp., 5.75%, 04/01/27		404	406,020
Wynn Las Vegas LLC(b):
4.25%, 05/30/23		300	297,975
5.50%, 03/01/25		1,300	1,316,250
5.25%, 05/15/27		825	805,406
Wynn Macau Ltd., 5.50%, 10/01/27(b)		728	711,405

32

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 5.35%, 11/01/43	USD	36	$31,680

			114,367,922

Household Durables — 0.2%
Beazer Homes USA, Inc.:
8.75%, 03/15/22		505	527,725
5.88%, 10/15/27		1,400	1,263,500
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		700	701,750
6.13%, 07/01/22		150	152,925
DR Horton, Inc., 2.55%, 12/01/20		600	597,516
KB Home, 6.88%, 06/15/27		925	965,469
Lennar Corp.:
4.50%, 11/15/19		105	105,197
6.63%, 05/01/20		1,980	2,039,400
8.38%, 01/15/21		1,156	1,254,144
6.25%, 12/15/21		2,060	2,168,150
4.13%, 01/15/22		425	428,719
4.75%, 11/15/22		450	460,597
4.88%, 12/15/23		1,550	1,602,313
4.75%, 05/30/25		375	383,437
5.25%, 06/01/26		1,066	1,105,975
4.75%, 11/29/27		1,595	1,626,023
Mattamy Group Corp., 6.50%, 10/01/25(b)		1,291	1,313,592
MDC Holdings, Inc., 6.00%, 01/15/43		350	308,000
Meritage Homes Corp., 5.13%, 06/06/27		245	241,937
PulteGroup, Inc.:
4.25%, 03/01/21		550	556,875
5.50%, 03/01/26		2,485	2,621,675
5.00%, 01/15/27		1,750	1,771,875
6.38%, 05/15/33		1,440	1,497,600
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(b)		100	100,062
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,006	1,000,920
TRI Pointe Group, Inc.:
5.88%, 06/15/24		1,665	1,685,113
5.25%, 06/01/27		600	567,000
Williams Scotsman International, Inc., 6.88%, 08/15/23(b)		165	167,888

			27,215,377

Household Products — 0.0%
Clorox Co. (The), 3.05%, 09/15/22		800	808,557
Diamond BC BV, 5.63%, 08/15/25	EUR	450	484,026
Energizer Holdings, Inc.(b):
5.50%, 06/15/25	USD	830	838,819
6.38%, 07/15/26		944	974,385
7.75%, 01/15/27		1,671	1,810,946
Spectrum Brands, Inc.:
6.63%, 11/15/22		150	153,345
5.75%, 07/15/25		2,332	2,385,170

			7,455,248

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
4.00%, 03/15/21		350	353,500
4.50%, 03/15/23		959	974,488
4.88%, 05/15/23		1,407	1,428,893
5.50%, 04/15/25		1,899	1,971,143
6.00%, 05/15/26		1,485	1,570,387
5.13%, 09/01/27		1,523	1,583,920

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
6.00%, 01/15/22(b)	USD	525	$530,250
5.38%, 01/15/23		4,263	4,294,972
5.88%, 01/15/24(b)		1,222	1,246,440
5.50%, 02/01/24		100	99,250
5.75%, 01/15/25		1,859	1,840,410
5.25%, 06/01/26(b)		5,675	5,682,094
Clearway Energy Operating LLC:
5.38%, 08/15/24		1,280	1,300,954
5.75%, 10/15/25(b)		2,897	2,962,182
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		2,225	2,222,219
Exelon Generation Co. LLC:
2.95%, 01/15/20		2,000	2,000,802
3.40%, 03/15/22		1,400	1,420,272
InterGen NV, 7.00%, 06/30/23(b)		500	459,375
NRG Energy, Inc.:
6.25%, 05/01/24		1,050	1,083,810
7.25%, 05/15/26		425	462,719
6.63%, 01/15/27		9,754	10,436,780
5.75%, 01/15/28		2,613	2,767,089
Southern Power Co., Series D, 1.95%, 12/15/19		1,120	1,115,187
Talen Energy Supply LLC, 10.50%, 01/15/26(b)		440	457,600

			48,264,736

Industrial Conglomerates — 0.1%
CITIC Ltd.:
6.80%, 01/17/23		3,000	3,328,695
4.00%, 01/11/28		1,240	1,233,918
General Electric Co.:
2.20%, 01/09/20		1,780	1,769,360
4.38%, 09/16/20		1,000	1,017,993
4.65%, 10/17/21		2,000	2,071,649
Roper Technologies, Inc.:
3.00%, 12/15/20		1,000	1,001,310
2.80%, 12/15/21		375	373,989

			10,796,914

Insurance — 0.3%
Acrisure LLC, 8.13%, 02/15/24(b)		425	444,391
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.70%(a)(j)	EUR	2,025	2,390,480
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)	USD	4,898	5,032,695
American Equity Investment Life Holding Co., 5.00%, 06/15/27		350	351,274
American International Group, Inc., 3.30%, 03/01/21		2,000	2,014,285
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		954	803,745
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(j)		3,000	3,036,630
Assicurazioni Generali SpA(a):
(LIBOR GBP 3 Month + 2.20%), 6.42%(j)	GBP	100	136,431
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	600	802,846
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		2,770	3,495,403
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(j)		300	387,373
6.00%, 01/23/27		300	410,462
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	2,378	2,343,674
CNA Financial Corp., 5.88%, 08/15/20		500	519,205
CNO Financial Group, Inc., 5.25%, 05/30/25		370	388,037

33

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(j)	EUR	500	$610,518
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	USD	190	191,900
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(j)		760	703,760
Genworth Holdings, Inc., 7.63%, 09/24/21		550	536,250
Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/20		1,582	1,619,395
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(a)		1,091	1,025,540
HUB International Ltd., 7.00%, 05/01/26(b)		2,558	2,580,383
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(a)		3,000	2,886,555
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 5.52%, 03/15/37(a)		2,150	2,042,500
7.80%, 03/15/37		9,698	11,589,110
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(a)	EUR	600	712,472
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20	USD	500	498,210
3.50%, 12/29/20		890	901,046
2.75%, 01/30/22		998	997,478
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	954,000
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(j)	EUR	350	424,436
Prudential Financial, Inc., 5.38%, 06/21/20	USD	750	772,774
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(a)		677	692,767
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		708	633,168
USI, Inc., 6.88%, 05/01/25(b)		269	267,991
Willis North America, Inc., 3.60%, 05/15/24		420	424,537

			53,621,721

Interactive Media & Services — 0.0%
Baidu, Inc.:
3.00%, 06/30/20		1,000	1,000,064
2.88%, 07/06/22		750	740,651
Match Group, Inc., 5.63%, 02/15/29(b)		1,965	2,009,213
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		2,111	1,968,507

			5,718,435

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		1,500	1,506,549
eBay, Inc., 2.15%, 06/05/20		1,000	993,611
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	960	1,169,856
Uber Technologies, Inc., 7.50%, 11/01/23(b)	USD	907	952,350

			4,622,366

IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21		3,375	3,425,625
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	1,120	1,277,713
9.75%, 09/01/26(b)	USD	5,141	5,153,852
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		1,095	1,105,950
Cogent Communications Group, Inc., 5.38%, 03/01/22(b)		675	696,937
DXC Technology Co., 2.88%, 03/27/20		1,550	1,548,265
Exela Intermediate LLC, 10.00%, 07/15/23(b)		3,050	3,075,711
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		2,000	2,018,299
2.25%, 08/15/21		215	212,536

Security	Par (000)		Value

IT Services (continued)
First Data Corp.(b):
5.38%, 08/15/23	USD	945	$966,168
5.00%, 01/15/24		1,245	1,276,262
5.75%, 01/15/24		9,938	10,242,351
Fiserv, Inc., 2.70%, 06/01/20		5,000	4,992,893
Gartner, Inc., 5.13%, 04/01/25(b)		1,366	1,399,085
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	499,029
IBM Credit LLC:
3.45%, 11/30/20		1,845	1,867,153
1.80%, 01/20/21		2,000	1,969,398
InterXion Holding NV, 4.75%, 06/15/25	EUR	783	937,009
Total System Services, Inc.:
3.80%, 04/01/21	USD	165	167,264
3.75%, 06/01/23		475	484,912
United Group BV:
4.38%, 07/01/22	EUR	1,639	1,878,343
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(a)		100	112,225
4.88%, 07/01/24		875	1,011,089
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	507,500
5.25%, 04/01/25		350	371,000
4.75%, 07/15/27		4,690	4,783,800
WEX, Inc., 4.75%, 02/01/23(b)		1,759	1,765,596
Zayo Group LLC:
6.00%, 04/01/23		5,296	5,382,060
6.38%, 05/15/25		777	790,598
5.75%, 01/15/27(b)		6,092	6,183,380

			66,102,003

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		2,886	2,886,902

Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		1,831	1,915,684
Life Technologies Corp., 6.00%, 03/01/20		1,000	1,025,669

			2,941,353

Machinery — 0.2%
Amsted Industries, Inc., 5.00%, 03/15/22(b)		249	250,556
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	478,125
Caterpillar Financial Services Corp., 2.95%, 02/26/22		990	997,195
Colfax Corp.(b):
6.00%, 02/15/24		1,955	2,030,756
6.38%, 02/15/26		1,060	1,122,275
Dover Corp., 4.30%, 03/01/21		1,900	1,946,028
Grinding Media, Inc., 7.38%, 12/15/23(b)		1,596	1,560,090
Huayi Finance I Ltd., 4.00%, 12/02/19		437	430,650
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		1,013	1,030,728
Novelis Corp.(b):
6.25%, 08/15/24		4,736	4,931,360
5.88%, 09/30/26		5,829	5,923,721
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	1,388	1,548,997
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	1,484	1,485,796
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,150	1,175,875
5.88%, 08/15/26		700	717,500
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		310	326,275
Terex Corp., 5.63%, 02/01/25(b)		3,770	3,817,125
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		2,769	2,547,480
Xylem, Inc., 4.88%, 10/01/21		735	767,543
			33,088,075

34

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22	EUR	300	$319,320
5.25%, 01/15/25		650	607,583
Stena AB, 7.00%, 02/01/24(b)	USD	500	478,750

			1,405,653

Media — 1.1%
Altice Financing SA(b):
6.63%, 02/15/23		4,506	4,618,650
7.50%, 05/15/26		5,014	5,089,210
Altice Finco SA:
7.63%, 02/15/25(b)		280	261,975
4.75%, 01/15/28	EUR	400	389,195
Altice Luxembourg SA, 7.75%, 05/15/22(b)	USD	3,975	4,049,531
AMC Networks, Inc.:
4.75%, 12/15/22		500	504,850
5.00%, 04/01/24		670	678,375
4.75%, 08/01/25		4,062	4,040,025
Block Communications, Inc., 6.88%, 02/15/25(b)		350	363,125
Cablevision Systems Corp.:
8.00%, 04/15/20		100	104,178
5.88%, 09/15/22		450	468,000
Charter Communications Operating LLC:
3.58%, 07/23/20		4,000	4,027,210
4.46%, 07/23/22		370	383,844
4.50%, 02/01/24		491	511,757
4.91%, 07/23/25		925	980,228
Clear Channel International BV, 8.75%, 12/15/20(b)		1,203	1,230,067
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50%, 11/15/22		13,951	14,252,228
9.25%, 02/15/24(b)		9,589	10,320,161
Comcast Corp.:
3.45%, 10/01/21		715	728,158
3.15%, 02/15/28		320	314,698
4.15%, 10/15/28		390	412,800
Cox Communications, Inc., 3.25%, 12/15/22(b)		520	522,710
CSC Holdings LLC:
6.75%, 11/15/21		1,000	1,070,000
5.13%, 12/15/21(b)		4,716	4,727,790
5.38%, 07/15/23(b)		6,820	6,973,450
5.25%, 06/01/24		2,356	2,397,230
7.75%, 07/15/25(b)		1,620	1,740,994
6.63%, 10/15/25(b)		3,198	3,397,875
10.88%, 10/15/25(b)		7,103	8,168,450
5.50%, 05/15/26(b)		1,503	1,543,393
5.50%, 04/15/27(b)		970	999,226
5.38%, 02/01/28(b)		1,015	1,031,494
6.50%, 02/01/29(b)		3,452	3,706,585
Discovery Communications LLC, 3.25%, 04/01/23		500	499,813
DISH DBS Corp.:
7.88%, 09/01/19		1,150	1,164,375
5.13%, 05/01/20		225	226,406
6.75%, 06/01/21		1,891	1,949,976
5.88%, 07/15/22		9,563	9,330,619
5.00%, 03/15/23		230	210,737
5.88%, 11/15/24		5,183	4,470,338
7.75%, 07/01/26		1,580	1,414,100
EW Scripps Co. (The), 5.13%, 05/15/25(b)		900	855,000
Fox Corp., 3.67%, 01/25/22(b)		65	66,360
Gray Television, Inc.(b):
5.13%, 10/15/24		325	330,688
5.88%, 07/15/26		1,219	1,256,338
7.00%, 05/15/27		4,568	4,932,012

Security	Par (000)		Value

Media (continued)
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20	USD	450	$453,717
3.75%, 10/01/21		455	463,820
Lamar Media Corp.:
5.00%, 05/01/23		335	339,187
5.38%, 01/15/24		400	409,500
5.75%, 02/01/26(b)		534	560,743
Liberty Interactive LLC, 8.25%, 02/01/30		350	362,250
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,470	1,242,150
Meredith Corp., 6.88%, 02/01/26		1,677	1,744,080
Midcontinent Communications, 6.88%, 08/15/23(b)		1,140	1,188,450
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)		670	680,184
Omnicom Group, Inc., 4.45%, 08/15/20		1,880	1,919,964
Outfront Media Capital LLC:
5.25%, 02/15/22		500	506,250
5.63%, 02/15/24		300	309,030
Quebecor Media, Inc., 5.75%, 01/15/23		1,335	1,391,737
Radiate Holdco LLC, 6.63%, 02/15/25(b)		649	637,642
SES SA(a)(j):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	400	473,315
(EUR Swap Annual 5 Year + 5.40%), 5.63%		1,000	1,225,404
Sinclair Television Group, Inc.:
5.38%, 04/01/21	USD	600	600,000
6.13%, 10/01/22		100	101,875
5.63%, 08/01/24(b)		325	328,562
Sirius XM Radio, Inc.(b):
3.88%, 08/01/22		625	624,219
4.63%, 05/15/23		350	352,625
5.38%, 04/15/25		795	814,875
5.38%, 07/15/26		1,130	1,162,487
5.00%, 08/01/27		4,124	4,157,817
Sky Ltd., 2.63%, 09/16/19(b)		930	929,034
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	700	817,478
TEGNA, Inc.:
5.13%, 10/15/19	USD	139	139,521
5.13%, 07/15/20		150	150,938
6.38%, 10/15/23		700	723,191
5.50%, 09/15/24(b)		325	333,531
Tele Columbus AG, 3.88%, 05/02/25	EUR	200	214,921
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	2,200	2,183,500
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	1,171	1,415,813
Time Warner Cable LLC, 4.13%, 02/15/21	USD	1,000	1,015,797
Tribune Media Co., 5.88%, 07/15/22		2,388	2,421,432
Unitymedia GmbH:
6.13%, 01/15/25(b)		600	621,000
3.75%, 01/15/27	EUR	1,058	1,254,368
Unitymedia Hessen GmbH & Co. KG:
5.00%, 01/15/25(b)	USD	250	255,625
3.50%, 01/15/27	EUR	244	288,812
6.25%, 01/15/29		1,734	2,170,833
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	680	656,200
5.13%, 02/15/25		2,986	2,803,108
UPC Holding BV:
5.50%, 01/15/28(b)		1,968	1,987,680
3.88%, 06/15/29	EUR	400	460,926
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)	USD	1,122	1,146,908
4.00%, 01/15/27	EUR	592	699,083
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,090	1,282,143

35

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Videotron Ltd.:
5.00%, 07/15/22	USD	450	$468,352
5.38%, 06/15/24(b)		400	420,000
5.13%, 04/15/27(b)		1,990	2,034,775
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,141	1,534,031
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	1,249	1,456,913
5.88%, 01/15/25(b)	USD	2,491	2,491,000
6.00%, 01/15/27(b)		400	392,000
Ziggo BV:
4.25%, 01/15/27	EUR	1,100	1,286,022
5.50%, 01/15/27(b)	USD	2,331	2,325,172

			175,144,214

Metals & Mining — 0.6%
AK Steel Corp., 7.00%, 03/15/27		450	379,980
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	528,750
7.00%, 09/30/26		685	738,087
6.13%, 05/15/28		291	302,640
Allegheny Technologies, Inc.:
5.95%, 01/15/21		497	506,940
7.88%, 08/15/23		2,350	2,543,193
Anglo American Capital plc, 4.13%, 04/15/21(b)		204	207,348
Big River Steel LLC, 7.25%, 09/01/25(b)		1,133	1,206,101
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		1,487	1,548,799
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		2,975	3,041,342
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		2,890	2,851,130
Cleveland-Cliffs, Inc.:
4.88%, 01/15/24(b)		675	675,000
5.75%, 03/01/25		3,487	3,470,262
5.88%, 06/01/27(b)		1,800	1,734,750
Constellium NV:
4.63%, 05/15/21	EUR	420	472,250
5.75%, 05/15/24(b)	USD	816	834,360
6.63%, 03/01/25(b)		316	328,640
5.88%, 02/15/26(b)		3,274	3,323,110
Eldorado Gold Corp., 6.13%, 12/15/20(b)		375	373,125
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		555	559,856
5.13%, 03/15/23		360	366,660
5.13%, 05/15/24		545	551,813
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		1,350	1,363,500
3.55%, 03/01/22		4,549	4,509,196
6.88%, 02/15/23		500	527,500
3.88%, 03/15/23		6,515	6,449,850
4.55%, 11/14/24		1,807	1,795,706
5.40%, 11/14/34		793	744,429
5.45%, 03/15/43		8,874	8,008,785
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		2,644	2,629,656
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		2,010	2,090,400
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		346	366,760
Mineral Resources Ltd., 8.13%, 05/01/27(b)		615	630,805
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 07/30/25		1,900	1,984,351
4.20%, 07/27/26		1,700	1,706,859
Northwest Acquisitions ULC, 7.13%, 11/01/22(b)		395	331,800
Press Metal Labuan Ltd., 4.80%, 10/30/22		2,400	2,361,996

Security	Par (000)		Value

Metals & Mining (continued)
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	418	$414,552
Shandong Iron And Steel Xinheng International Co. Ltd., 8.50%, 12/05/21		200	204,035
Southern Copper Corp., 5.38%, 04/16/20		15,015	15,317,552
Steel Dynamics, Inc.:
5.13%, 10/01/21		500	503,125
5.50%, 10/01/24		275	283,937
4.13%, 09/15/25		201	199,493
5.00%, 12/15/26		1,028	1,058,840
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		1,100	1,109,625
Teck Resources Ltd.:
8.50%, 06/01/24(b)		360	385,211
6.13%, 10/01/35		450	490,989
thyssenkrupp AG:
1.38%, 03/03/22	EUR	400	450,928
2.88%, 02/22/24		1,976	2,289,419
2.50%, 02/25/25		300	347,796
United States Steel Corp.:
6.88%, 08/15/25	USD	963	903,679
6.25%, 03/15/26		927	831,983
Vale Overseas Ltd., 4.38%, 01/11/22		1,100	1,121,467
Vedanta Resources plc:
8.25%, 06/07/21		697	721,315
7.13%, 05/31/23		4,150	4,046,520
			92,726,195

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
3.63%, 02/01/21		350	348,250
5.00%, 12/15/21		1,567	1,600,299
4.75%, 03/15/25		350	350,875
			2,299,424

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	350	463,253

Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23	USD	1,700	1,721,420
Ameren Corp., 2.70%, 11/15/20		1,080	1,076,566
CenterPoint Energy, Inc., 3.60%, 11/01/21		1,055	1,074,728
Consolidated Edison Co. of New York, Inc., 4.45%, 06/15/20		1,950	1,987,913
Dominion Energy, Inc., 2.56%, 07/01/20		2,400	2,389,996
DTE Energy Co., Series D, 3.70%, 08/01/23		275	282,793
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	1,000	1,146,324
Sempra Energy:
2.40%, 02/01/20	USD	1,325	1,321,213
(LIBOR USD 3 Month + 0.50%), 3.10%, 01/15/21(a)		710	706,803
WEC Energy Group, Inc.:
3.38%, 06/15/21		360	364,330
3.10%, 03/08/22		400	402,891
			12,474,977

Oil, Gas & Consumable Fuels — 3.0%
ABM Investama Tbk. PT, 7.13%, 08/01/22		3,000	2,950,815
Aker BP ASA, 5.88%, 03/31/25(b)		350	367,500
Andeavor Logistics LP, 6.25%, 10/15/22		292	300,030
Antero Midstream Partners LP:
5.38%, 09/15/24		1,295	1,320,123
5.75%, 03/01/27(b)		165	168,300

36

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.:
5.38%, 11/01/21	USD	675	$680,062
5.13%, 12/01/22		822	825,083
5.63%, 06/01/23		785	794,067
5.00%, 03/01/25		3,012	2,951,760
Apache Corp., 3.25%, 04/15/22		597	600,019
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		1,205	1,316,462
7.00%, 11/01/26		386	376,350
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	505,000
BP Capital Markets America, Inc.:
4.50%, 10/01/20		825	845,507
4.74%, 03/11/21		715	741,913
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		1,071	1,078,545
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.37%, 01/22/78(a)		8,825	8,052,812
Canadian Natural Resources Ltd., 2.95%, 01/15/23		275	272,862
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		2,673	2,598,985
8.25%, 07/15/25		70	71,225
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		3,114	3,491,572
5.88%, 03/31/25		4,584	4,939,260
5.13%, 06/30/27		6,286	6,553,155
Cheniere Energy Partners LP:
5.25%, 10/01/25		2,820	2,876,400
5.63%, 10/01/26(b)		4,643	4,796,033
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,680	1,728,720
4.88%, 04/15/22		2,333	2,295,089
5.75%, 03/15/23		581	573,737
7.00%, 10/01/24		1,846	1,824,656
8.00%, 01/15/25		3,300	3,341,250
8.00%, 03/15/26(b)		1,600	1,619,520
8.00%, 06/15/27		1,466	1,433,422
CNOOC Finance Ltd., 5.00%, 05/02/42		5,000	5,596,175
CNX Resources Corp., 5.88%, 04/15/22		8,539	8,496,305
Comstock Resources, Inc., 9.75%, 08/15/26(b)		1,625	1,478,750
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		743	837,732
Continental Resources, Inc.:
5.00%, 09/15/22		1,199	1,208,796
4.50%, 04/15/23		598	617,995
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(i)(l)	EUR	600	712,880
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	1,689	1,570,770
Crestwood Midstream Partners LP:
6.25%, 04/01/23		570	584,250
5.75%, 04/01/25		350	358,750
5.63%, 05/01/27(b)		2,262	2,253,518
CrownRock LP, 5.63%, 10/15/25(b)		4,112	4,060,600
CVR Refining LLC, 6.50%, 11/01/22		350	355,687
DCP Midstream Operating LP:
5.35%, 03/15/20(b)		350	355,702
4.75%, 09/30/21(b)		600	611,250
3.88%, 03/15/23		300	300,000
5.38%, 07/15/25		2,306	2,424,090
6.45%, 11/03/36(b)		1,148	1,170,960
6.75%, 09/15/37(b)		1,786	1,861,905
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(a)(b)		375	346,875
DEA Finance SA, 7.50%, 10/15/22	EUR	600	698,196
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	1,540	1,559,250
Devon Energy Corp., 3.25%, 05/15/22		510	513,743

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.:
4.75%, 11/01/24(b)	USD	205	$209,356
4.75%, 11/01/24		447	456,499
5.38%, 05/31/25		628	655,324
Enbridge Energy Partners LP, 4.38%, 10/15/20		1,010	1,029,910
Enbridge, Inc.:
2.90%, 07/15/22		810	808,073
4.00%, 10/01/23		500	517,826
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(a)		36,600	36,643,920
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		32,950	33,375,714
Encana Corp., 3.90%, 11/15/21		890	906,130
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(j)(m)	EUR	200	227,245
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	2,514	2,620,845
5.75%, 01/30/28		1,101	1,172,565
Energy Transfer Operating LP:
4.15%, 10/01/20		615	624,219
7.50%, 10/15/20		700	744,499
5.20%, 02/01/22		1,500	1,576,591
3.60%, 02/01/23		640	643,923
5.88%, 01/15/24		250	272,892
5.50%, 06/01/27		720	782,296
Series B, (LIBOR USD 3 Month + 4.16%), 6.63%(a)(j)		33,675	31,991,250
EnLink Midstream LLC, 5.38%, 06/01/29		355	356,345
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,685	1,672,362
4.15%, 06/01/25		134	128,975
4.85%, 07/15/26		42	41,633
5.60%, 04/01/44		1,422	1,281,578
5.05%, 04/01/45		1,135	976,100
5.45%, 06/01/47		956	843,670
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,000	998,538
3.50%, 02/01/22		3,400	3,453,901
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(a)		11,197	10,703,436
EOG Resources, Inc., 2.45%, 04/01/20		1,100	1,097,337
Eterna Capital Pte. Ltd., Series B, 0.00%,
(0.00% Cash or 8.00% PIK), 12/11/22(i)		6,260	5,558,919
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		488	439,200
5.63%, 02/01/26		2,250	1,845,000
Genesis Energy LP:
6.75%, 08/01/22		500	507,105
6.50%, 10/01/25		2,161	2,171,157
GNL Quintero SA, 4.63%, 07/31/29		10,344	10,662,750
Gulfport Energy Corp.:
6.63%, 05/01/23		772	743,050
6.00%, 10/15/24		1,009	884,772
6.38%, 05/15/25		410	360,800
6.38%, 01/15/26		292	251,850
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		1,219	1,246,428
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	99,250
5.75%, 10/01/25		550	554,125
6.25%, 11/01/28		355	361,656
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		1,177	1,153,831
Holly Energy Partners LP, 6.00%, 08/01/24(b)		350	364,973

37

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Indigo Natural Resources LLC,
6.88%, 02/15/26(b)	USD	2,044	$1,895,810
Jagged Peak Energy LLC, 5.88%, 05/01/26		120	120,600
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21		3,450	3,588,275
Kinder Morgan, Inc.:
3.05%, 12/01/19		785	785,489
4.30%, 03/01/28		75	77,611
Magellan Midstream Partners LP, 4.25%, 02/01/21		2,295	2,350,446
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		194	197,880
Matador Resources Co., 5.88%, 09/15/26		1,848	1,861,860
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		4,337	4,610,903
MEG Energy Corp.(b):
6.38%, 01/30/23		550	519,750
7.00%, 03/31/24		750	711,330
6.50%, 01/15/25		3,324	3,340,620
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/26(b)		475	434,625
Murphy Oil Corp.:
4.00%, 06/01/22		400	399,425
4.45%, 12/01/22		350	351,098
6.88%, 08/15/24		400	419,143
5.75%, 08/15/25		1,358	1,395,299
7.05%, 05/01/29		100	109,068
5.87%, 12/01/42		863	770,452
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	332,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		1,568	1,579,760
Newfield Exploration Co.:
5.75%, 01/30/22		600	639,275
5.38%, 01/01/26		485	523,343
NGL Energy Partners LP:
7.50%, 11/01/23		2,150	2,235,570
7.50%, 04/15/26(b)		2,885	2,982,225
NGPL PipeCo LLC(b):
4.38%, 08/15/22		490	502,250
4.88%, 08/15/27		3,266	3,372,145
7.77%, 12/15/37		1,287	1,579,793
Noble Energy, Inc., 4.15%, 12/15/21		2,500	2,561,034
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 1.00% PIK), 05/15/23(i)		959	1,004,794
NuStar Logistics LP, 5.63%, 04/28/27		400	399,880
Oasis Petroleum, Inc.:
6.88%, 03/15/22		1,525	1,530,719
6.88%, 01/15/23		94	94,000
6.25%, 05/01/26(b)		619	597,335
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21		1,005	1,022,859
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		950	1,009,375
Oil India International Pte. Ltd., 4.00%, 04/21/27		272	265,699
Parkland Fuel Corp., 6.00%, 04/01/26(b)		330	335,775
Parsley Energy LLC(b):
6.25%, 06/01/24		174	180,525
5.38%, 01/15/25		1,707	1,734,206
5.25%, 08/15/25		99	99,866
5.63%, 10/15/27		1,306	1,335,385
PBF Holding Co. LLC, 7.25%, 06/15/25		2,225	2,291,750
PDC Energy, Inc.:
6.13%, 09/15/24		162	164,430
5.75%, 05/15/26		1,012	1,013,265

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp., 6.38%, 03/31/25(b)	USD	335	$332,488
Petrobras Global Finance BV:
4.38%, 05/20/23		2,579	2,598,342
5.30%, 01/27/25		13,605	13,972,335
7.25%, 03/17/44		6,370	6,730,765
Pioneer Natural Resources Co.:
7.50%, 01/15/20		120	123,783
3.45%, 01/15/21		1,110	1,120,907
Puma International Financing SA(b):
5.13%, 10/06/24		350	317,800
5.00%, 01/24/26		550	474,375
QEP Resources, Inc.:
6.88%, 03/01/21		226	233,345
5.38%, 10/01/22		1,452	1,428,405
5.25%, 05/01/23		1,855	1,803,987
5.63%, 03/01/26		2,694	2,523,416
Range Resources Corp.:
5.88%, 07/01/22		164	165,845
5.00%, 08/15/22		1,262	1,249,380
5.00%, 03/15/23		1,027	999,148
4.88%, 05/15/25		953	877,951
ReNew Power Synthetic, 6.67%, 03/12/24		4,000	3,996,692
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(j)	EUR	900	1,062,516
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,225	1,540,553
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20	USD	500	511,175
6.88%, 04/15/40		400	435,000
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		2,300	2,386,300
5.75%, 05/15/24		176	193,144
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		375	363,750
Santos Finance Ltd.:
4.13%, 09/14/27		3,135	2,978,303
5.25%, 03/13/29		1,600	1,625,333
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23		73	74,916
6.88%, 06/30/23		333	341,325
5.38%, 09/30/25		1,316	1,276,520
SM Energy Co.:
6.13%, 11/15/22		476	480,760
5.00%, 01/15/24		1,242	1,163,599
5.63%, 06/01/25		2,112	1,977,360
6.75%, 09/15/26		304	291,080
6.63%, 01/15/27		85	80,112
Southern Star Central Corp., 5.13%, 07/15/22(b)		139	139,897
Southwestern Energy Co.:
6.20%, 01/23/25		2,827	2,779,309
7.50%, 04/01/26		1,217	1,235,255
7.75%, 10/01/27		1,400	1,417,500
Summit Midstream Holdings LLC, 5.75%, 04/15/25		314	289,665
Sunoco LP:
4.88%, 01/15/23		2,067	2,100,589
5.50%, 02/15/26		5,552	5,649,160
6.00%, 04/15/27(b)		665	689,937
5.88%, 03/15/28		436	446,900
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		993	1,022,790
5.50%, 01/15/28		3,795	3,866,156

38

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP:
5.25%, 05/01/23	USD	500	$506,250
4.25%, 11/15/23		1,330	1,328,374
6.75%, 03/15/24		400	417,500
5.13%, 02/01/25		848	867,080
5.88%, 04/15/26		2,657	2,797,323
5.38%, 02/01/27		348	353,220
6.50%, 07/15/27(b)		1,348	1,444,045
5.00%, 01/15/28		1,411	1,386,251
6.88%, 01/15/29(b)		3,886	4,196,880
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		1,334	1,318,993
5.00%, 01/31/28		1,269	1,251,551
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		1,115	1,130,954
3.75%, 10/16/23		110	112,875
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		48,379	49,525,582
UGI International LLC, 3.25%, 11/01/25	EUR	550	643,899
W&T Offshore, Inc., 9.75%, 11/01/23(b)	USD	3,210	3,266,175
Whiting Petroleum Corp.:
5.75%, 03/15/21		600	614,820
6.63%, 01/15/26		2,311	2,307,418
Williams Cos., Inc. (The):
7.88%, 09/01/21		991	1,095,333
3.60%, 03/15/22		1,995	2,025,080
3.70%, 01/15/23		395	401,634
WPX Energy, Inc.:
6.00%, 01/15/22		176	183,040
8.25%, 08/01/23		1,985	2,265,381
5.25%, 09/15/24		1,067	1,101,678
5.75%, 06/01/26		653	675,039
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(a)(j)		1,495	1,502,475
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		1,535	1,525,406

			477,221,297

Paper & Forest Products — 0.0%
Mercer International, Inc.:
6.50%, 02/01/24		374	385,220
7.38%, 01/15/25(b)		500	527,812
Norbord, Inc.(b):
5.38%, 12/01/20		1,857	1,901,104
6.25%, 04/15/23		173	179,920
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	454,613
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	600	693,068

			4,141,737

Personal Products — 0.0%(b)
Avon International Operations, Inc., 7.88%, 08/15/22	USD	1,795	1,857,825
Coty, Inc., 6.50%, 04/15/26		202	199,222
First Quality Finance Co., Inc., 4.63%, 05/15/21		400	399,000

			2,456,047

Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/01/22		455	454,361
Allergan Funding SCS, 3.45%, 03/15/22		2,184	2,195,064
AstraZeneca plc, 2.38%, 11/16/20		3,800	3,776,895
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		800	890,000
8.50%, 01/31/27		4,745	5,169,084

Security	Par (000)		Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.:
6.50%, 03/15/22(b)	USD	855	$884,925
4.50%, 05/15/23	EUR	1,865	2,109,656
5.88%, 05/15/23(b)	USD	6,400	6,449,280
7.00%, 03/15/24(b)		4,870	5,131,763
6.13%, 04/15/25(b)		7,476	7,560,105
5.50%, 11/01/25(b)		5,785	5,920,600
9.00%, 12/15/25(b)		4,117	4,559,578
5.75%, 08/15/27(b)		831	865,902
Elanco Animal Health, Inc., 4.90%, 08/28/28(b)		693	734,275
Endo Dac(b):
6.00%, 07/15/23		401	326,815
5.88%, 10/15/24		880	873,400
GlaxoSmithKline Capital plc, 2.88%, 06/01/22		1,200	1,203,933
Jubilant Pharma Ltd., 6.00%, 03/05/24		1,300	1,301,625
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	500	550,458
7.25%, 09/30/25		774	910,067
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	4,819	4,998,749
Rossini SARL, 6.75%, 10/30/25	EUR	2,617	3,165,613
Sanofi SA, 4.00%, 03/29/21	USD	700	717,943
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21		1,205	1,190,727
Takeda Pharmaceutical Co. Ltd.(b):
4.00%, 11/26/21		1,700	1,744,673
5.00%, 11/26/28		295	322,336
Zoetis, Inc., 3.25%, 08/20/21		1,335	1,345,726

			65,353,553

Professional Services — 0.0%
IHS Markit Ltd.(b):
5.00%, 11/01/22		500	523,900
4.75%, 02/15/25		625	653,850
4.00%, 03/01/26		350	349,010
Intertrust Group BV, 3.38%, 11/15/25	EUR	1,411	1,653,793
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	3,777	3,852,540

			7,033,093

Real Estate Management & Development — 1.2%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	68	76,452
1.88%, 04/27/23		500	565,928
2.13%, 02/06/24		590	669,956
3.00%, 04/27/26		700	809,817
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%(a)(j)	USD	638	644,428
8.50%, 07/18/21		1,758	1,861,282
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(j)		1,058	1,025,514
Alam Synergy Pte. Ltd.:
11.50%, 04/22/21		925	984,482
6.63%, 04/24/22		2,855	2,740,800
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(a)(j)		750	718,125
Caiyun International Investment Ltd.,
3.13%, 07/12/19		1,500	1,490,700
Central China Real Estate Ltd.:
7.33%, 01/27/20		970	974,850
6.88%, 10/23/20		1,750	1,758,750
6.50%, 03/05/21		1,740	1,741,615
CFLD Cayman Investment Ltd.,
8.63%, 02/28/21		1,160	1,194,800

39

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
China Aoyuan Group Ltd.:
7.50%, 05/10/21	USD	4,400	$4,502,729
7.95%, 09/07/21		4,755	4,919,823
8.50%, 01/23/22		1,365	1,433,250
7.95%, 02/19/23		755	779,537
China Evergrande Group:
7.00%, 03/23/20		5,060	5,072,422
6.25%, 06/28/21		4,013	3,822,041
9.50%, 04/11/22		3,240	3,216,980
4.25%, 02/14/23(m)	HKD	47,000	5,736,752
10.00%, 04/11/23	USD	4,200	4,147,500
7.50%, 06/28/23		2,500	2,290,363
8.75%, 06/28/25		2,791	2,557,254
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		895	926,325
7.45%, 04/17/21		3,000	3,056,250
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		2,800	2,821,000
6.88%, 04/23/21		1,757	1,787,748
5.50%, 01/23/22		2,100	2,055,375
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		789	804,946
6.50%, 04/08/24		5,500	5,633,567
Easy Tactic Ltd.:
7.00%, 04/25/21		800	809,000
8.88%, 09/27/21		1,800	1,894,841
9.13%, 07/28/22		1,355	1,429,525
8.63%, 02/27/24		2,100	2,123,625
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(j)		4,000	4,030,000
Fantasia Holdings Group Co. Ltd.:
10.75%, 01/22/20		3,600	3,600,000
8.38%, 03/08/21		1,100	1,033,175
11.75%, 04/17/22		920	901,600
7.95%, 07/05/22		1,650	1,457,156
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		360	359,100
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		1,025	1,018,056
6.50%, 09/12/20		1,900	1,907,125
7.50%, 01/22/21		1,500	1,531,875
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		3,000	3,071,250
Golden Wheel Tiandi Holdings Co. Ltd.,
7.00%, 01/18/21		1,800	1,695,150
Greenland Global Investment Ltd.:
6.75%, 05/22/19		650	648,375
(LIBOR USD 3 Month + 4.85%), 7.46%, 09/26/21(a)		3,600	3,626,129
Greystar Real Estate Partners LLC,
5.75%, 12/01/25(b)		1,388	1,394,940
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		637	642,389
Hunt Cos., Inc., 6.25%, 02/15/26(b)		540	507,600
Jababeka International BV:
6.50%, 10/05/23(b)		867	819,865
6.50%, 10/05/23		1,655	1,565,026
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		2,500	2,687,825
Jingrui Holdings Ltd., 9.45%, 04/23/21		1,200	1,154,100
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		1,832	1,681,034
9.38%, 06/30/24		300	265,772
Kennedy-Wilson, Inc., 5.88%, 04/01/24		1,485	1,499,850
KWG Group Holdings Ltd., 7.88%, 09/01/23		. 2,800	2,831,500
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		2,000	2,030,000
7.50%, 08/25/22		885	906,019

Security	Par (000)		Value

Real Estate Management & Development (continued)
Modernland Overseas Pte. Ltd.,
6.95%, 04/13/24	USD	1,296	$1,250,640
New Metro Global Ltd., 6.50%, 04/23/21		2,500	2,509,375
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(a)(j)		6,035	5,961,801
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		1,900	1,955,447
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		5,163	5,111,370
6.95%, 04/17/21		500	499,319
Realogy Group LLC(b):
5.25%, 12/01/21		320	322,400
4.88%, 06/01/23		500	476,730
Redco Group, 13.50%, 01/21/20		3,245	3,335,227
Residomo SRO, 3.38%, 10/15/24	EUR	805	934,277
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23	USD	775	812,781
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		695	741,912
10.50%, 03/01/22		520	542,576
8.75%, 10/25/22		3,685	3,666,575
Scenery Journey Ltd., 11.00%, 11/06/20		1,600	1,662,000
Shimao Property Holdings Ltd.,
6.38%, 10/15/21		1,600	1,668,000
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(a)(j)(m)		1,000	1,018,750
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27		209	216,414
Summit Properties Ltd., 2.00%, 01/31/25	EUR	273	289,444
Sun Hung Kai Properties Capital Market Ltd.,
4.50%, 02/14/22	USD	680	705,034
Sunac China Holdings Ltd.:
8.63%, 07/27/20		672	692,160
6.88%, 08/08/20		1,285	1,298,730
8.38%, 01/15/21		1,105	1,142,708
Times China Holdings Ltd.:
6.25%, 01/23/20		2,207	2,211,602
6.25%, 01/17/21		1,720	1,720,000
7.63%, 02/21/22		2,100	2,157,750
5.75%, 04/26/22		289	281,294
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32	GBP	500	625,138
Vanke Real Estate Hong Kong Co. Ltd.,
3.98%, 11/09/27	USD	1,485	1,444,304
VLL International, Inc.:
7.38%, 06/18/22		2,000	2,105,000
5.75%, 11/28/24		2,000	1,993,370
WeWork Cos., Inc., 7.88%, 05/01/25(b)		200	197,750
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		212	212,045
9.88%, 03/19/20		737	729,973
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23		6,600	6,704,511
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		762	761,757
7.90%, 05/11/21		3,000	3,083,535
8.63%, 01/23/22		1,500	1,565,311
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		725	749,103
12.50%, 01/02/21		1,600	1,698,232

			186,997,608

Road & Rail — 0.2%
Ashtead Capital, Inc.(b):
5.63%, 10/01/24		200	207,250
5.25%, 08/01/26		780	810,225
Avis Budget Car Rental LLC, 5.50%, 04/01/23		500	509,285

40

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Road & Rail (continued)
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	1,613	$1,881,506
Avolon Holdings Funding Ltd.(b):
5.50%, 01/15/23	USD	350	365,704
5.13%, 10/01/23		600	621,936
CSX Corp., 3.70%, 10/30/20		450	455,026
EC Finance plc, 2.38%, 11/15/22	EUR	744	849,074
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	USD	860	850,821
Europcar Mobility Group:
5.75%, 06/15/22	EUR	200	228,719
4.00%, 04/30/26		923	1,039,274
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	1,971	2,049,840
7.75%, 06/01/24		538	571,464
Hertz Corp. (The):
5.88%, 10/15/20		500	500,000
7.63%, 06/01/22(b)		5,064	5,225,415
6.25%, 10/15/22		600	582,000
Hertz Holdings Netherlands BV,
5.50%, 03/30/23	EUR	1,106	1,299,413
Loxam SAS:
3.50%, 04/15/22		109	124,310
3.50%, 05/03/23		720	821,571
4.50%, 04/15/27		445	501,308
Pacific National Finance Pty. Ltd.,
4.75%, 03/22/28	USD	5,000	4,910,345
Park Aerospace Holdings Ltd.(b):
5.25%, 08/15/22		1,210	1,259,610
4.50%, 03/15/23		705	712,699
5.50%, 02/15/24		885	932,878
Penske Truck Leasing Co. LP(b):
4.25%, 01/17/23		325	336,019
2.70%, 03/14/23		675	660,574
Ryder System, Inc.:
2.50%, 05/11/20		355	353,055
3.75%, 06/09/23		485	495,243
Union Pacific Corp., 4.00%, 02/01/21		1,582	1,613,663

			30,768,227

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc., 2.95%, 01/12/21		2,000	2,004,814
Broadcom Corp.:
2.38%, 01/15/20		5,600	5,575,762
3.00%, 01/15/22		1,587	1,577,534
Broadcom, Inc., 3.13%, 10/15/22(b)		1,600	1,591,578
Entegris, Inc., 4.63%, 02/10/26(b)		780	780,000
Global A&T Electronics Ltd., 8.50%, 01/12/23		3,000	2,865,285
Lam Research Corp.:
2.75%, 03/15/20		1,000	999,431
2.80%, 06/15/21		570	571,233
Micron Technology, Inc., 5.50%, 02/01/25		835	859,825
NXP BV(b):
4.13%, 06/15/20		535	541,136
4.13%, 06/01/21		1,098	1,119,598
3.88%, 09/01/22		1,137	1,157,170
Qorvo, Inc., 5.50%, 07/15/26(b)		1,765	1,840,013
QUALCOMM, Inc.:
2.25%, 05/20/20		1,000	995,174
2.60%, 01/30/23		120	119,084
2.90%, 05/20/24		70	69,772
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		500	528,125

			23,195,534

Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		180	186,075
CA, Inc., 3.60%, 08/15/22		375	377,678

Security	Par (000)		Value

Software (continued)
CDK Global, Inc.:
5.00%, 10/15/24	USD	350	$362,537
5.88%, 06/15/26		545	573,612
4.88%, 06/01/27		3,618	3,654,180
Change Healthcare Holdings LLC,
5.75%, 03/01/25(b)		1,270	1,258,887
Fair Isaac Corp., 5.25%, 05/15/26(b)		225	234,000
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24(b)		3,676	4,024,669
Infor US, Inc., 6.50%, 05/15/22		11,504	11,708,886
Informatica LLC, 7.13%, 07/15/23(b)		3,155	3,225,988
j2 Cloud Services LLC, 6.00%, 07/15/25(b)		465	484,763
Nuance Communications, Inc.:
6.00%, 07/01/24		2,125	2,175,469
5.63%, 12/15/26		1,838	1,877,057
Open Text Corp.(b):
5.63%, 01/15/23		565	579,125
5.88%, 06/01/26		300	314,250
Oracle Corp., 1.90%, 09/15/21		3,500	3,441,639
PTC, Inc., 6.00%, 05/15/24		1,036	1,085,210
RP Crown Parent LLC, 7.38%, 10/15/24(b)		1,070	1,114,138
Solera LLC, 10.50%, 03/01/24(b)		11,248	12,204,080
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		9,577	9,822,411
Symantec Corp.:
4.20%, 09/15/20		500	506,483
5.00%, 04/15/25(b)		2,459	2,507,223
TIBCO Software, Inc., 11.38%, 12/01/21(b)		5,090	5,414,487
Veritas US, Inc., 7.50%, 02/01/23(b)		365	354,050
VMware, Inc., 2.30%, 08/21/20		4,500	4,469,048

			71,955,945

Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		4,199	4,345,965
Baoxin Auto Finance I Ltd.: 7.90%, 02/09/20		860	867,525
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(a)(j)		1,435	1,363,085
Group 1 Automotive, Inc.:
5.00%, 06/01/22		275	278,781
5.25%, 12/15/23(b)		216	221,400
L Brands, Inc.:
6.63%, 04/01/21		850	891,438
5.63%, 02/15/22		750	778,125
5.63%, 10/15/23		325	335,156
6.88%, 11/01/35		2,005	1,779,437
6.75%, 07/01/36		369	321,030
Lowe’s Cos., Inc., 3.65%, 04/05/29		490	490,191
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	355,687
5.50%, 05/15/26		320	319,200
Sally Holdings LLC, 5.63%, 12/01/25		2,779	2,772,053
SRS Distribution, Inc., 8.25%, 07/01/26(b)		121	118,278
Staples, Inc., 7.50%, 04/15/26(b)		5,862	5,872,991
Tendam Brands SAU, 5.00%, 09/15/24	EUR	520	584,690

			21,695,032

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC(b):
4.42%, 06/15/21	USD	3,740	3,830,312
5.88%, 06/15/21		1,415	1,441,011
5.45%, 06/15/23		835	890,861
7.13%, 06/15/24		3,302	3,493,304
6.02%, 06/15/26		855	926,365
8.35%, 07/15/46		255	313,849

41

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Dell, Inc., 5.88%, 06/15/19	USD	375	$375,937
EMC Corp.:
2.65%, 06/01/20		1,550	1,541,818
3.38%, 06/01/23		650	633,437
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20		1,300	1,312,157
3.50%, 10/05/21		165	167,015
NCR Corp.:
4.63%, 02/15/21		100	99,250
5.00%, 07/15/22		650	650,812
6.38%, 12/15/23		400	411,000
Nuoxi Capital Ltd.:
Series APR, 7.50%, 01/28/22		664	669,017
7.45%, 10/16/22		2,050	2,065,375
Western Digital Corp., 4.75%, 02/15/26		1,824	1,760,160
Xerox Corp.:
3.50%, 08/20/20		1,000	995,000
4.80%, 03/01/35		1,135	913,675
6.75%, 12/15/39		15	14,288

			22,504,643

Textiles, Apparel & Luxury Goods — 0.0%
Eagle Intermediate Global Holding BV,
7.50%, 05/01/25(b)		155	153,837
European TopSoho SARL, 4.00%, 09/21/21(m)	EUR	400	460,583
Hanesbrands, Inc.(b):
4.63%, 05/15/24	USD	575	580,750
4.88%, 05/15/26		675	675,844
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		3,583	3,058,986
PVH Corp., 3.13%, 12/15/27	EUR	1,050	1,242,348
SMCP Group SAS, 5.88%, 05/01/23		135	155,395
Under Armour, Inc., 3.25%, 06/15/26	USD	400	369,067
William Carter Co. (The), 5.63%, 03/15/27(b)		692	715,355

			7,412,165

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		2,000	1,995,228
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	1,700	2,068,135
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	830	736,625
Jerrold Finco plc:
6.25%, 09/15/21	GBP	290	384,702
6.13%, 01/15/24		1,924	2,542,889
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	599	613,975
5.25%, 10/01/25		480	478,200
Mongolian Mortgage Corp. Hfc LLC,
9.75%, 01/29/22		3,000	3,040,815
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		1,354	1,364,155
9.13%, 07/15/26		1,282	1,285,205
Nationstar Mortgage LLC, 6.50%, 07/01/21		375	375,469
Quicken Loans, Inc., 5.75%, 05/01/25(b)		825	837,375
Radian Group, Inc., 4.50%, 10/01/24		650	650,975

			16,373,748

Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 01/14/20		3,750	3,742,568
3.49%, 02/14/22		380	384,965
BAT Capital Corp.:
2.30%, 08/14/20		3,145	3,120,909
2.76%, 08/15/22		1,200	1,182,982
Vector Group Ltd., 6.13%, 02/01/25(b)		3,450	3,096,375

			11,527,799

Security	Par (000)		Value

Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.50%, 03/01/21	USD	1,790	$1,779,122
2.63%, 07/01/22		1,030	1,013,658
Aircastle Ltd.:
5.13%, 03/15/21		475	490,816
5.50%, 02/15/22		250	263,558
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		540	535,815
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		108	103,918
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		545	559,987
6.50%, 10/01/25		825	845,625
HD Supply, Inc., 5.38%, 10/15/26(b)		10,635	11,007,225
United Rentals North America, Inc.:
4.63%, 07/15/23		1,937	1,968,476
5.75%, 11/15/24		1,752	1,803,246
5.50%, 07/15/25		1,090	1,128,695
4.63%, 10/15/25		2,912	2,890,160
5.88%, 09/15/26		3,279	3,426,555
5.50%, 05/15/27		3,235	3,332,050
4.88%, 01/15/28		635	630,238
5.25%, 01/15/30		883	887,415
WESCO Distribution, Inc., 5.38%, 12/15/21		200	202,000

			32,868,559

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd.:
3.95%, 01/19/22(b)		2,000	2,011,570
4.00%, 07/30/27		892	856,101
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		1,630	1,736,195
Royal Capital BV(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%(a)		1,000	1,019,095
5.88%		1,014	966,388
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)		508	497,840

			7,087,189

Wireless Telecommunication Services — 0.7%
C&W Senior Financing DAC(b):
7.50%, 10/15/26		625	648,437
6.88%, 09/15/27		525	525,520
Digicel Group Two Ltd., 7.13%, (7.13% Cash or 9.13% PIK), 04/01/24(b)(i)		558	172,167
Digicel International Finance Ltd.,
8.75%, 05/25/24(b)		1,587	1,583,540
Digicel Ltd., 6.00%, 04/15/21(b)		2,064	1,812,192
Hughes Satellite Systems Corp.:
6.50%, 06/15/19		732	734,489
7.63%, 06/15/21		700	747,250
5.25%, 08/01/26		2,377	2,391,761
6.63%, 08/01/26		1,235	1,248,894
Inmarsat Finance plc, 4.88%, 05/15/22(b)		625	631,250
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	1,456	1,644,807
SmarTone Finance Ltd., 3.88%, 04/08/23	USD	8,350	8,373,171
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	2,375	2,863,436
4.50%, 04/20/25		200	244,328
4.75%, 07/30/25		783	968,177
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(j)	USD	3,900	3,652,428
5.00%, 04/15/28	EUR	600	722,591

42

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Sprint Communications, Inc.:
7.00%, 03/01/20(b)	USD	3,345	$3,436,987
7.00%, 08/15/20		700	726,250
6.00%, 11/15/22		1,300	1,308,125
Sprint Corp.:
7.25%, 09/15/21		1,050	1,099,875
7.88%, 09/15/23		7,744	8,066,925
7.13%, 06/15/24		9,036	9,055,766
7.63%, 02/15/25		2,042	2,062,420
7.63%, 03/01/26		3,341	3,341,000
Sprint Spectrum Co. LLC, 4.74%, 03/20/25(b)		590	601,063
Telefonica Europe BV(a)(j):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	800	1,109,558
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	900	1,050,920
(EUR Swap Annual 5 Year + 2.33%), 2.63%		600	651,930
(EUR Swap Annual 10 Year + 4.30%), 5.88%		1,900	2,397,432
(EUR Swap Annual 6 Year + 4.11%), 4.44%		1,400	1,636,975
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	570	575,700
6.00%, 03/01/23		700	720,125
6.50%, 01/15/24		675	698,625
6.00%, 04/15/24		650	676,813
6.38%, 03/01/25		3,301	3,432,083
5.13%, 04/15/25		1,007	1,037,210
6.50%, 01/15/26		2,331	2,493,471
4.50%, 02/01/26		2,808	2,819,681
5.38%, 04/15/27		650	683,359
4.75%, 02/01/28		3,779	3,812,066
United States Cellular Corp., 6.70%, 12/15/33		199	211,438
Vodafone Group plc, (USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)		21,295	22,362,707
Wind Tre SpA:
3.13%, 01/20/25	EUR	800	856,802
5.00%, 01/20/26(b)	USD	400	365,600

			106,255,344

Total Corporate Bonds — 26.9% (Cost: $4,291,488,391)			4,337,424,987

Equity-Linked Notes — 8.8%

Aerospace & Defense — 0.0%
Societe Generale SA (Textron, Inc.):
9.43%, 07/12/19		66	3,505,554
9.24%, 07/15/19		66	3,506,117

			7,011,671

Airlines — 0.3%
BNP Paribas SA (Delta Air Lines, Inc.), 0.60%, 06/03/19(b)		294	17,148,867
Royal Bank of Canada (JetBlue Airways Corp.), 11.58%, 06/10/19(b)		408	7,412,407
UBS AG (United Continental Holdings, Inc.), 12.00%, 06/04/19		192	17,066,077

			41,627,351

Automobiles — 0.3%
Goldman Sachs International (General Motors Co.), 11.73%, 05/02/19		1,086	42,311,331

Banks — 1.4%
Credit Suisse AG (Citizens Financial Group, Inc.), 16.85%, 06/12/19		477	17,358,154
Credit Suisse AG (JPMorgan Chase & Co.), 9.75%, 06/03/19		389	44,330,184

Security	Par (000)		Value

Banks (continued)
Royal Bank of Canada (Fifth Third Bancorp), 10.28%, 06/10/19(b)	USD	257	$7,348,992
Societe Generale SA (SunTrust Banks, Inc.), 13.35%, 07/16/19		265	17,173,890
Societe Generale SA (US Bancorp), 9.36%, 07/15/19		623	32,682,291
Toronto-Dominion Bank (The) (Bank of America Corp.), 10.42%, 06/04/19		1,431	43,629,223
Toronto-Dominion Bank (The) (First Republic Bank), 9.91%, 06/03/19		30	3,139,893
UBS AG (KeyCorp), 17.60%, 06/12/19		1,904	33,097,187
UBS AG (Regions Financial Corp.), 18.30%, 06/12/19		2,105	32,584,902

			231,344,716

Beverages — 0.3%
UBS AG (PepsiCo, Inc.), 9.80%, 06/11/19		339	43,259,879

Biotechnology — 0.2%
Societe Generale SA (AbbVie, Inc.):
15.37%, 07/17/19		203	16,128,437
15.32%, 07/18/19		203	16,127,522

			32,255,959

Building Products — 0.0%
Citigroup, Inc. (Fortune Brands Home & Security, Inc.):
10.75%, 07/15/19 - 07/16/19(b)		87	4,549,946

Capital Markets — 0.5%
Credit Suisse AG (Charles Schwab Corp. (The)), 13.90%, 06/04/19		371	17,060,122
Goldman Sachs International (E*TRADE Financial Corp.):
13.00%, 07/15/19		167	8,514,619
12.90%, 07/16/19		167	8,512,701
Toronto-Dominion Bank (The) (Goldman Sachs Group, Inc. (The)), 12.50%, 06/04/19		208	42,997,045

			77,084,487

Communications Equipment — 0.4%
BNP Paribas SA (Cisco Systems, Inc.):
9.86%, 05/09/19		338	17,355,544
11.28%, 05/10/19		812	45,068,461

			62,424,005

Consumer Finance — 0.2%
Credit Suisse AG (Ally Financial, Inc.), 12.30%, 06/12/19		241	7,199,877
UBS AG (Synchrony Financial), 13.50%, 06/12/19		512	17,576,515

			24,776,392

Containers & Packaging — 0.0%
Societe Generale SA (Packaging Corp. of America):
13.41%, 07/15/19		37	3,627,408
13.40%, 07/16/19		37	3,627,674

			7,255,082

Electrical Equipment — 0.3%
Royal Bank of Canada (Emerson Electric Co.), 9.26%, 05/07/19(b)		646	45,176,722

Food & Staples Retailing — 0.3%
BNP Paribas SA (Kroger Co. (The)), 9.76%, 05/08/19		704	17,932,633
Royal Bank of Canada (Walmart, Inc.), 11.01%, 05/13/19(b)		323	32,713,993

			50,646,626

43

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products — 0.0%
BNP Paribas SA (Lamb Weston Holdings, Inc.), 9.17%, 05/23/19(b)	USD	64	$4,493,698

Health Care Equipment & Supplies — 0.4%
Societe Generale SA (Baxter International, Inc.):
9.29%, 07/15/19 - 07/17/19		592	45,103,326
UBS AG (Danaher Corp.), 8.10%, 06/12/19		135	17,463,230

			62,566,556

Health Care Providers & Services — 0.3%
Toronto-Dominion Bank (The) (Anthem, Inc.), 17.32%, 06/12/19		180	46,693,528

Hotels, Restaurants & Leisure — 0.4%(b)
Nomura Bank International plc (Starbucks Corp.), 8.92%, 06/06/19		519	40,279,818
Royal Bank of Canada (Carnival Corp.), 8.92%, 05/23/19		321	17,409,484

			57,689,302

Household Durables — 0.1%
UBS AG (Lennar Corp.), 11.50%, 05/23/19		140	7,285,138
UBS AG (PulteGroup, Inc.), 14.10%, 06/10/19(b)		229	7,231,118

			14,516,256

Industrial Conglomerates — 0.3%
Societe Generale SA (Siemens AG), 12.44%, 05/08/19	EUR	148	17,367,951
UBS AG (Honeywell International, Inc.), 10.90%, 06/12/19	USD	190	32,518,460

			49,886,411

Interactive Media & Services — 0.3%
Citigroup, Inc. (Facebook, Inc.), 10.99%, 06/06/19(b)		210	40,454,029

Internet & Direct Marketing Retail — 0.4%(b)
BNP Paribas SA (eBay, Inc.), 11.13%, 06/11/19		733	28,413,321
Citigroup, Inc. (Amazon.com, Inc.), 8.95%, 06/06/19		21	39,860,721

			68,274,042

IT Services — 0.0%
UBS AG (Cognizant Technology Solutions Corp.), 8.80%, 05/03/19(b)		100	7,276,870

Life Sciences Tools & Services — 0.0%
Royal Bank of Canada (Waters Corp.), 11.58%, 06/10/19(b)		34	7,296,686

Metals & Mining — 0.1%
Canadian Imperial Bank of Commerce (Nucor Corp.), 12.55%, 06/10/19		257	14,785,930
Credit Suisse AG (ArcelorMittal), 13.90%, 05/04/19	EUR	304	6,601,689

			21,387,619

Multiline Retail — 0.1%
Royal Bank of Canada (Dollar General Corp.), 9.16%, 05/21/19(b)	USD	139	17,428,055

Personal Products — 0.1%
Societe Generale SA (Unilever NV), 12.54%, 05/24/19	EUR	124	7,375,057

Pharmaceuticals — 0.2%
BNP Paribas SA (Novan, Inc.), 6.84%, 07/09/19(b)	CHF	402	32,583,985

Security	Par (000)	Value

Road & Rail — 0.2%
Goldman Sachs International (CSX Corp.),
12.52%, 06/07/19	USD 215	$17,108,643
Societe Generale SA (Kansas City Southern):
10.28%, 07/10/19	68	8,434,159
10.29%, 07/11/19	68	8,434,424

		33,977,226

Semiconductors & Semiconductor Equipment — 0.3%
BNP Paribas SA (Texas Instruments, Inc.), 11.57%, 06/11/19(b)	382	45,067,624

Software — 0.4%
BNP Paribas SA (SAP SE), 13.09%, 07/11/19(b)	EUR 134	17,212,877
Societe Generale SA (Microsoft Corp.),
9.48%, 07/16/19	USD 348	45,280,024

		62,492,901

Specialty Retail — 0.6%
Citigroup, Inc. (Best Buy Co., Inc.),
10.51%, 05/20/19(b)	242	17,735,682
JPMorgan Structured Products BV (Advance Auto Parts, Inc.)(b):
15.13%, 05/16/19	44	7,271,969
17.22%, 05/21/19	41	6,840,388
Nomura Bank International plc (TJX Cos., Inc. (The)), 12.10%, 05/22/19	325	17,406,945
Royal Bank of Canada (Home Depot, Inc. (The)), 8.78%, 05/21/19(b)	158	31,993,499
Societe Generale SA (Tractor Supply Co.):
12.76%, 07/15/19	81	8,491,508
12.77%, 07/16/19	81	8,492,596

		98,232,587

Textiles, Apparel & Luxury Goods — 0.4%
Goldman Sachs International (Ralph Lauren Corp.), 11.93%, 05/03/19	132	17,407,909
Royal Bank of Canada (NIKE, Inc.), 10.56%, 05/20/19(b)	520	44,696,977

		62,104,886

Transportation Infrastructure — 0.0%
Societe Generale SA (DP World plc),
11.62%, 05/10/19	EUR 133	4,589,275

Total Equity-Linked Notes — 8.8% (Cost: $1,397,330,332)		1,414,110,760

Floating Rate Loan Interests — 6.4%(l)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%),
6.24%, 11/30/25(d)	USD 1,419	1,435,411
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.78%, 11/28/21	2,530	2,498,375
Standard Aero Holding, Inc., Term Loan, 12/30/24(n)	2,056	2,064,442
Standard Aero, Inc., Term Loan, 01/23/26(n)	3,824	3,839,862
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.98%, 06/09/23	4,976	4,957,194

		14,795,284

Air Freight & Logistics — 0.0%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.49%, 01/15/25	1,827	1,826,376

44

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.0%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%),
4.48%, 10/10/21	USD 1,612	$1,608,129
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/28/23	844	837,406

		2,445,535

Auto Components — 0.0%
Adient US LLC, Term Loan B, 04/25/24(n)	1,066	1,065,669
Caliber Collision Centers, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 02/05/26	1,783	1,794,144
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(n)	3,594	3,605,249

		6,465,062

Beverages — 0.0%
Jacobs Douwe Egberts, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.56%, 11/01/25	954	954,752

Building Products — 0.0%
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 6.63%, 05/05/24	2,142	2,134,659
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.86%, 12/19/23	1,958	1,951,970

		4,086,629

Capital Markets — 0.1%
Deerfield Holdings Corp., Term Loan, 02/13/25(n)	2,534	2,497,296
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 12/27/22	1,358	1,362,792
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 04/12/24	1,388	1,386,265
RPI Finance Trust, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 03/27/23	2,884	2,885,575
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 03/18/26(n)	4,984	4,867,723

		12,999,651

Chemicals — 0.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.60%, 01/31/24	1,696	1,687,454
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.79%, 08/12/22	2,163	2,160,724
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.35%, 06/01/24	5,109	5,076,968
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.24%, 04/03/25	2,920	2,904,926
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.15%, 06/28/24	805	802,301
Hexion, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 5.60%, 10/12/20	893	894,116
Invictus Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/28/25	1,924	1,922,239
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 11/07/24	1,323	1,316,469
Messer Industries LLC, Term Loan, (LIBOR USD 3 Month + 2.50%), 5.10%, 03/01/26	4,794	4,779,043
Momentive Performance Materials, Inc., 1st Lien Term Loan B, 04/18/24(d)(n)	1,003	1,004,254
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.13%, 10/14/24	4,226	4,234,331

Security	Par (000)	Value

Chemicals (continued)
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.08%, 02/08/25	USD 1,868	$1,866,715
Starfruit Finco BV, Term Loan, 10/01/25(n)	1,526	1,519,331
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 02/23/25	1,386	1,331,501

		31,500,372

Commercial Services & Supplies — 0.2%
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 02/27/25	707	707,382
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.68%, 11/10/23	3,447	3,452,731
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.80% - 6.85%, 06/21/24	4,039	3,957,766
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 10/03/23	6,862	6,847,794
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.83%, 11/01/24	1,649	1,632,642
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.49%, 01/16/26	2,405	2,420,632
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.35%, 05/30/25	794	746,360
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 05/30/25	3,382	3,350,781
Information Resources, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.13%, 11/07/25	595	590,301
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 5.13%, 03/09/23	1,043	1,041,686
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 05/02/22	3,785	3,787,219
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 11/08/23	317	316,485
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 05/01/24	3,232	3,233,104
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 6.13% , 10/10/24(d)	1,191	1,146,337
(LIBOR USD 3 Month + 4.00%), 6.63% , 10/10/24	2,937	2,838,682

		36,069,902

Communications Equipment — 0.0%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.72%, 12/15/24	3,012	3,017,537
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 4.49%, 09/26/25	1,936	1,937,274

		4,954,811

Construction & Engineering — 0.0%
AECOM Ltd., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 02/21/25	789	782,293
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.35%, 04/01/25	582	573,092
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/23/25	1,721	1,673,416

		3,028,801

45

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials — 0.2%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 10/31/23	USD	4,245	$4,206,509
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 08/01/24		3,917	3,919,617
Plaskolite, Inc., 1st Lien Term Loan, 12/15/25(n)		1,344	1,346,992
Tower 46 Office, Term Loan, (LIBOR USD 6 Month + 2.13%), 0.00% - 4.64%, 11/01/23(d)		19,478	19,477,589
			28,950,707

Containers & Packaging — 0.2%
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 0.00%), 0.00%, 10/01/22		4,743	4,733,368
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.85%, 04/03/24		4,854	4,789,095
Charter NEX US, Inc., 1st Lien Term Loan, 05/16/24(n)		2,761	2,706,086
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/23		2,905	2,858,187
Flex Acquisition Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.88%, 06/30/25		2,090	2,054,248
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/05/23		5,853	5,860,889
			23,001,873

Distributors — 0.0%
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 11/21/24		4,307	4,325,289

Diversified Consumer Services — 0.2%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/04/24		6,059	6,060,684
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.23% , 07/28/22		1,442	1,418,948
(LIBOR USD 1 Month + 8.50%), 10.98% , 07/28/23		400	389,201
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 11/07/23		5,691	5,683,661
BrightView Landscapes LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 5.00%, 08/08/25		2,329	2,326,222
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/20/24		2,014	2,009,336
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 8.08%, 12/07/24		1,575	1,578,512
Spin Holdco, Inc., 1st Lien Term Loan B, 11/14/22(n)		5,078	5,011,426
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 05/06/24(d)		1,799	1,663,782
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.22%, 03/13/26(d)		2,675	2,684,655
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.35%, 11/29/24		1,716	1,646,899
			30,473,326

Diversified Financial Services — 0.3%
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 08/15/25		1,061	1,052,715
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 07/12/25		1,958	1,954,498

Security	Par (000)		Value

Diversified Financial Services (continued)
Lstar 18-1 Securities Financing, Term Loan, (LIBOR USD 6 Month + 4.50%), 4.50%, 04/01/21(d)	USD	21,291	$21,216,203
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 09/06/25		1,445	1,423,517
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 01/23/25		2,165	2,150,164
SSH Group Holdings, Inc., Term Loan, 07/30/25(n)		1,233	1,222,422
Tank Holdings Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.48% - 6.79%, 12/30/24		1,276	1,283,975
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 12/20/24		7,019	7,003,964
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.24% - 6.34%, 03/16/25		766	764,235
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.97%, 04/15/25		2,970	2,941,524
			41,013,217

Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/26		4,300	4,148,682
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.22%, 07/15/25		642	618,745
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.47%, 08/14/26		4,296	4,197,997
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.23% , 11/01/22		2,258	2,257,013
(LIBOR USD 1 Month + 2.75%), 5.23% , 01/31/25		7,396	7,344,971
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/22/24		10,007	10,009,745
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/15/24		2,469	2,466,300
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.16%, 01/31/26		3,218	3,131,109
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 5.11%, 11/17/23		1,972	1,964,290
			36,138,852

Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 01/15/25		1,266	1,264,667
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.47% - 4.48%, 12/31/25		2,677	2,675,777
			3,940,444

Electrical Equipment — 0.1%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 09/07/23		4,953	4,952,856
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.98%, 02/12/25(d)		2,106	2,102,896
			7,055,752

Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.24%, 08/17/23		3,303	3,309,888

46

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services — 0.0%
McDermott International, Inc., Term Loan, 05/12/25(n)	USD	2,980	$2,948,267
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.92%, 07/13/20		879	859,857

			3,808,124

Entertainment — 0.1%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.49%, 02/15/24		2,434	2,434,286
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.36%, 05/18/25		4,445	4,324,634

			6,758,920

Equity Real Estate Investment Trusts (REITs) — 0.1%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.99%, 03/25/24		942	939,151
DTZ US Borrower LLC, Term Loan, (LIBOR USD 6 Month + 3.25%), 5.73%, 12/31/22		3,817	3,816,820
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 03/22/24		2,239	2,163,029
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 01/02/26		2,509	2,456,410

			9,375,410

Food & Staples Retailing — 0.1%
Albertson’s LLC, Term Loan B7, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/17/25		2,038	2,038,877
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.17%, 05/23/25		1,384	1,353,702
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.48%, 05/23/25		1,306	1,293,075
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 06/27/23		3,900	3,888,393

			8,574,047

Food Products — 0.2%
8th Avenue Food & Provisions, Inc. Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 10/01/25		800	802,395
Chobani LLC, Term Loan, 10/10/23(n)		3,065	3,023,056
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73% - 4.83%, 08/03/22		4,265	4,255,402
JBS USA LLC, Term Loan B, 04/24/26(n)		2,821	2,824,526
JBS USA Lux SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 10/30/22		7,705	7,704,244
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 05/15/24		510	507,010
Post Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 05/24/24		1,925	1,924,671
TMK Hawk Parent Corp., Term Loan, 08/28/24(n)		4,109	3,654,034

			24,695,338

Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25		1,979	1,979,488

Health Care Equipment & Supplies — 0.0%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.60%, 06/15/21		3,665	3,683,559
Sterigenics-Nordion Holdings LLC, Term Loan, 05/15/22(n)		1,651	1,636,461

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Universal Hospital Services, Inc., Delayed Draw Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.56%, 10/18/25(d)	USD 911	$908,722

		6,228,742

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 06/30/25	1,107	1,108,021
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 06/07/23	7,713	7,708,070
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.98%, 07/25/23	1,950	1,961,360
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 06/01/22	2,357	2,354,133
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 06/24/21	2,971	2,972,914
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 05/31/25(d)	1,238	1,222,053
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.23%, 05/31/25(d)	228	225,117
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.99%, 12/20/24	951	899,848
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 10/10/25	3,461	3,341,355
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.50%, 07/02/26	344	352,267
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.25%, 07/02/25	1,515	1,518,106
HC Group Holdings III, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.23%, 04/07/22	1,255	1,250,586
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.60% - 8.66%, 10/01/24	354	347,068
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.35%, 06/07/23	5,179	5,124,853
nThrive, Inc., 1st Lien Term Loan, 10/20/22(n)	3,445	3,358,745
Orchid Orthopedic Solutions LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.10%, 02/28/26(d)	801	806,006
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 06/30/25	4,900	4,804,344
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.97%, 04/03/25	1,881	1,859,347
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 06/27/25	964	962,513
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.23%, 06/26/26	527	525,024
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/06/24	2,128	1,992,678
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/13/23	640	639,064
Vizient, Inc., Term Loan B5, 05/17/26(n)	1,110	1,113,925

47

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 12/02/24	USD 928	$913,166

		47,360,563

Health Care Technology — 0.1%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 7.20%, 02/05/26	5,900	5,927,022
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/01/24	4,930	4,927,301
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.47%, 10/10/25	1,191	1,190,694
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 10/23/23	2,216	2,212,775

		14,257,792

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/16/24	8,006	7,979,420
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/19/24	1,667	1,663,274
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.67%, 09/15/23	2,654	2,654,403
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 12/23/24	4,268	4,279,939
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 08/06/21	991	990,867
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 02/12/21	2,073	2,065,979
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/18/24	2,969	2,966,213
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/17/24	395	394,340
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.48%, 11/30/23	337	337,116
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(n)	1,988	1,988,511
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/25/23	2,769	2,776,429
IRB Holding Corp., Term Loan B, 02/05/25(n)	5,282	5,266,767
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 04/03/25	2,985	2,981,047
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.61%, 12/16/24	1,479	1,473,007
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 03/21/25	4,938	4,933,453
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 10/15/25	848	848,011
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/29/24	2,352	2,314,412
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 08/14/24	2,732	2,723,899
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25	7,438	7,468,985
Station Casinos LLC, Term Loan B, 06/08/23(n)	3,585	3,586,346

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 05/30/25	USD 2,492	$2,488,961
Wynn Resorts Ltd., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.76%, 10/22/24	954	945,094

		63,126,473

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan: (LIBOR USD 1 Month + 3.50%), 5.97% - 5.97% , 11/08/23	1,170	845,421
(LIBOR USD 1 Month + 8.00%), 10.47% , 11/08/24	317	133,862

		979,283

Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 12/17/25	983	982,538
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 01/26/24	1,817	1,811,594
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 12/16/24	647	642,891

		3,437,023

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 5.11%, 01/15/24	2,577	2,578,702
Calpine Corp., Term Loan B9, (LIBOR USD 3 Month + 2.75%), 5.34%, 03/20/26	2,809	2,816,023
NRG Energy, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 06/30/23	2,044	2,041,810

		7,436,535

Industrial Conglomerates — 0.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 08/18/24	3,682	3,679,527
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/29/25	5,895	5,906,533
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.73% - 5.88%, 02/21/25	1,856	1,822,408
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, 04/23/26(d)(n)	2,247	2,249,809
Uber Technologies, Inc., Term Loan: 07/13/23(n)	1,560	1,558,353
(LIBOR USD 1 Month + 4.00%), 6.48% , 03/14/25	1,573	1,578,681
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.63%, 11/30/23(d)	4,569	4,363,762

		21,159,073

Insurance — 0.2%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.50%, 10/03/25	1,030	1,027,425
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.24%, 05/09/25	3,315	3,253,680
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23% - 5.23%, 01/25/24	3,660	3,655,220
AssuredPartners, Inc., Term Loan, 10/22/24(n) .	2,413	2,399,088
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/03/23	3,470	3,479,236
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.98%, 08/04/25	3,096	3,154,050
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 11/03/24	4,208	4,218,131

48

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Hub International Ltd., Term Loan B, 04/25/25(n)	USD	3,059	$3,025,762
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/31/25		5,766	5,746,812
USI, Inc., 1st Lien Term Loan B, 05/16/24(n)		3,298	3,263,829
			33,223,233

IT Services — 0.8%
Aligned Energy LLC, Term Loan, 09/12/24(n)		40,000	40,000,000
Applied Systems, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 09/19/24		2,990	2,984,869
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.85%, 10/02/25		3,711	3,686,760
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.24%, 04/29/24		2,029	2,021,254
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 06/01/22		1,390	1,389,500
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 11/27/24		1,103	1,105,077
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/26/24		11,345	11,341,424
GoDaddy, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 02/15/24		3,345	3,349,061
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/01/23		2,222	2,225,195
IG Investments Holdings LLC, Term Loan, 05/23/25(n)		4,442	4,439,954
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 11/29/24		4,765	4,699,374
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.73%, 12/01/25		1,077	1,052,442
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 08/01/25		1,564	1,379,260
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 08/01/24		1,660	1,526,117
Rackspace Hosting, Inc., Term Loan, 11/03/23(n)		2,315	2,187,475
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 05/24/25		978	958,794
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 02/22/24		2,434	2,428,604
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/03/23		2,526	2,527,312
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.85%, 09/30/22		3,088	3,088,802
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/16/25		3,161	3,161,041
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.73%, 07/08/22		1,660	1,661,923
SS&C Technologies, Inc., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/16/25		3,064	3,063,981
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.24%, 02/01/23		1,374	1,368,155
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/10/23		5,558	5,558,355
Trans Union Term Loan, 1st Lien Term loan B4, (LIBOR USD 1 Month + 2.00%), 4.48%, 06/19/25		1,050	1,049,193

Security	Par (000)		Value

IT Services (continued)
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.98%, 08/27/25	USD	7,219	$7,255,142
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 07/02/25		1,586	1,571,323
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 06/30/23		4,522	4,525,931
Worldpay LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 4.18% - 4.22%, 08/09/24		2,210	2,210,153
			123,816,471

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 08/30/24		949	945,350
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.60%, 03/07/24		2,095	2,094,889
			3,040,239

Machinery — 0.1%
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.60%, 05/18/24		1,011	1,006,594
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 07/30/24		927	928,061
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 04/01/24		2,552	2,555,068
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.99%, 03/12/25		933	937,567
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/24		424	424,797
Titan Acquisition Ltd., Term Loan, 03/28/25(n)		5,157	4,946,602
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 10/11/25(d)		1,070	1,067,026
			11,865,715

Media — 0.4%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 07/12/24		1,267	1,260,646
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 07/17/25		1,759	1,749,853
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 04/30/25		15,727	15,754,366
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.97%, 01/25/26		2,163	2,158,651
E.W. Scripps Co. (The), Term Loan B, 04/03/26(d)(n)		1,293	1,296,232
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 01/02/26		1,977	1,980,011
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 01/02/24		2,326	2,338,698
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90% - 5.74%, 12/01/23		2,067	2,071,708
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 03/24/25		1,395	1,386,669
Meredith Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 01/31/25		1,561	1,565,435
Nielsen Finance LLC, Term Loan B4, (LIBOR USD 1 Month + 2.00%), 4.47%, 10/04/23		1,169	1,163,635
Radiate Holdco LLC, 1st Lien Term Loan, 02/01/24(n)		3,869	3,854,801

49

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.72%, 08/15/26	USD	3,944	$3,928,926
Trader Corp., Term Loan, 09/28/23(n)		4,660	4,645,754
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 01/26/24		4,773	4,771,318
Unitymedia Finance LLC, Term Loan: (LIBOR USD 1 Month + 2.00%), 4.47% , 06/01/23		1,349	1,345,165
(LIBOR USD 1 Month + 2.25%), 4.72% , 01/15/26		505	503,596
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.72%, 09/30/25		3,465	3,457,793
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 5.23%, 03/15/24		1,061	1,019,724
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.97%, 01/15/26		3,014	3,021,173

			59,274,154

Metals & Mining — 0.0%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.98%, 07/31/25		1,067	1,065,604
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.48%, 03/08/24		2,160	2,159,130

			3,224,734

Mortgage Real Estate Investment Trusts (REITs) — 0.2%(d)
Chimera Special Holding LLC, Term Loan, (LIBOR USD 6 Month + 4.50%), 4.49%, 10/06/19		17,094	17,093,735
Starwood Austin, Term Loan, (LIBOR USD 6 Month + 3.22%), 4.76%, 11/01/24		18,000	18,000,000

			35,093,735

Multiline Retail — 0.0%
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 08/18/23		1,585	1,576,258
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.81%, 09/30/22		2,252	2,220,780
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.98%, 08/16/23		1,810	1,759,040
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/20		1,238	1,144,171

			6,700,249

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 11/28/24		902	869,158
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 12/08/23		1,331	1,327,183

			2,196,341

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.37%, 10/22/25		810	783,424
California Resources Corp., Term Loan, 12/31/21(n)		1,587	1,629,918
CNX Resources Corp., Term Loan, 11/28/22(n)		1,450	1,440,937
Edgewater Generation LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 6.23%, 12/13/25		971	974,207
EURO Garages Ltd., Term Loan B, 02/07/25(n)		2,665	2,633,379

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.99%, 12/31/23	USD	550	$549,304

			8,011,169

Pharmaceuticals — 0.2%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 8.00%, 04/16/21		1,189	1,030,288
Alphabet Holding Co., Inc., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.23%, 09/26/25 .		1,507	1,235,740
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 6.00%, 03/21/25		3,577	3,582,586
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.47%, 06/02/25		9,888	9,926,847
Catalent Pharma Dollar, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 05/20/24		2,404	2,399,756
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.75%, 04/29/24		2,405	2,374,872
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.67%, 01/31/25		6,379	6,385,788
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 08/18/22		6,983	6,933,926
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/02/25		1,667	1,636,707

			35,506,510

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.48%, 02/06/26		5,886	5,926,496
ON Assignment, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 04/02/25		1,040	1,038,708

			6,965,204

Real Estate Management & Development — 0.6%
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.48%, 08/30/23		4,730	4,723,784
Forest City, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.48%, 12/31/25		1,990	2,001,614
Houston Center, Term Loan, 12/09/22(d)(n)		46,000	46,000,000
Moffett Towers, Term Loan, 06/09/21(d)(n)		19,473	19,472,634
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/08/25		1,765	1,721,459
Riata Corporate Park, Term Loan, (LIBOR USD 6 Month + 5.30%), 6.78%, 06/09/22(d)		20,000	20,000,000

			93,919,491

Road & Rail — 0.0%
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 08/18/22(d)		651	645,861

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.49%, 05/29/25		3,245	3,238,099
ON Semiconductor Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 03/31/23		932	927,514
Versum Materials, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.60%, 09/29/23		1,043	1,042,603

			5,208,216

50

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software — 0.3%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.29% - 7.33%, 09/29/23	USD	1,756	$1,648,840
Financial & Risk US Holdings, Inc., Term Loan, 10/01/25(n)		12,241	12,102,917
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/01/22		6,453	6,453,679
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.73%, 08/05/22		5,026	5,040,803
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.74%, 11/01/23		6,498	6,502,443
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.23%, 09/30/24		3,409	3,428,424
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.99%, 07/31/25		1,009	1,003,161
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 10/12/23		1,566	1,564,037
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.23%, 02/05/24		5,911	5,912,162
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.73%, 04/16/25		2,259	2,259,553
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.99%, 12/04/20		5,232	5,230,521
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 04/08/26(n)		3,745	3,769,343

			54,915,883

Specialty Retail — 0.0%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.99%, 11/07/24		1,585	1,579,993
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.50%), 5.19%, 11/06/25		1,341	1,338,133
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(n)		1,020	997,050
National Vision, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 11/20/24		263	263,478
Optiv, Inc., Term Loan, 02/01/24(n)		767	722,352

			4,901,006

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 04/29/23		5,975	5,913,669

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 01/02/25		1,428	1,416,160
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/23		7,476	7,485,679
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/31/25		395	395,456

			9,297,295

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.88%, 05/27/24		1,725	1,542,031
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 04/06/25		1,995	1,981,668
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 5.00%, 02/02/24		2,651	2,571,982

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Sprint Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 02/02/24	USD	153	$150,116

			6,245,797

Total Floating Rate Loan Interests — 6.4% (Cost: $1,027,765,599)			1,026,478,306

Foreign Agency Obligations — 0.6%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24(b)		4,770	4,560,955
8.75%, 04/04/24		340	325,099

			4,886,054

Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)		6,730	7,167,147

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	1,800	1,891,448
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(j)	USD	520	506,530
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		1,100	1,056,715
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		432	423,900

			3,878,593

France — 0.0%
Electricite de France SA, (EUR Swap Annual 6 Year + 3.44%), 4.00%(a)(j)	EUR	600	706,473

India — 0.0%
NTPC Ltd., 5.63%, 07/14/21	USD	2,590	2,706,978
Power Finance Corp. Ltd., 3.75%, 12/06/27		3,797	3,581,615

			6,288,593

Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	14,820,000	994,760
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	2,900	3,207,676
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24		2,300	2,381,891
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	13,240,000	889,728

			7,474,055

Mexico — 0.2%
Petroleos Mexicanos:
6.00%, 03/05/20	USD	1,425	1,453,500
5.50%, 01/21/21		17,816	18,158,869
6.38%, 02/04/21		6,400	6,624,000
3.50%, 01/30/23		2,090	2,009,744

			28,246,113

Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)		8,333	8,560,033

Saudi Arabia — 0.0%
Saudi Arabian Oil Co.(b):
2.88%, 04/16/24		1,190	1,171,977
3.50%, 04/16/29		3,125	3,071,844

			4,243,821

51

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b).	USD	12,887	$13,391,075

South Korea — 0.0%
Export-Import Bank of Korea, 3.00%, 11/01/22		3,700	3,710,721

Total Foreign Agency Obligations — 0.6% (Cost: $88,767,772)			88,552,678

Foreign Government Obligations — 2.7%

Argentina — 0.0%
Republic of Argentina:
8.00%, 10/08/20		141	124,970
6.88%, 04/22/21		4,108	3,444,558
8.75%, 05/07/24		319	265,323

			3,834,851

Brazil — 0.1%
Federative Republic of Brazil, 4.88%, 01/22/21		12,256	12,574,656

Chile — 0.2%
Republic of Chile:
2.25%, 10/30/22		3,250	3,213,437
3.13%, 03/27/25		13,600	13,729,200
3.13%, 01/21/26		4,700	4,725,850
3.24%, 02/06/28		16,080	16,144,320

			37,812,807

Colombia — 0.4%
Republic of Colombia:
4.00%, 02/26/24		16,600	17,031,600
8.13%, 05/21/24		10,300	12,473,558
4.50%, 01/28/26		12,870	13,564,980
3.88%, 04/25/27		8,585	8,709,482
4.50%, 03/15/29		5,872	6,189,088

			57,968,708

Croatia — 0.1%
Republic of Croatia, 6.63%, 07/14/20		7,384	7,694,128

Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 04/29/20		7,158	7,247,475
6.13%, 01/31/22(b)		4,664	4,710,640
6.13%, 01/31/22		12,427	12,551,270
5.58%, 02/21/23(b)		3,970	3,930,300
6.20%, 03/01/24(b)		1,257	1,261,714
4.75%, 04/11/25(b)	EUR	985	1,096,490
7.60%, 03/01/29(b)	USD	2,808	2,822,040
6.38%, 04/11/31(b)	EUR	985	1,084,757

			34,704,686

Indonesia — 0.5%
Republic of Indonesia:
5.88%, 03/13/20	USD	24,677	25,305,647
3.75%, 04/25/22		4,394	4,461,206
4.75%, 01/08/26		6,864	7,310,126
3.50%, 01/11/28		5,460	5,350,800
4.10%, 04/24/28		4,070	4,161,575
6.13%, 05/15/28	IDR	307,980,000	19,283,870
4.75%, 02/11/29	USD	6,400	6,854,400
5.35%, 02/11/49		1,495	1,669,339

			74,396,963

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,585	2,508,872

Security	Par (000)		Value

Mexico — 0.1%
United Mexican States, 3.50%, 01/21/21	USD	6,450	$6,516,016

Nigeria — 0.0%
Republic of Nigeria, 7.63%, 11/21/25		3,200	3,416,000

Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		9,720	10,128,240
3.88%, 03/17/28		6,770	7,003,937

			17,132,177

Paraguay — 0.0%
Republic of Paraguay, 5.40%, 03/30/50(b)		4,945	5,155,163

Peru — 0.0%
Republic of Peru, 4.13%, 08/25/27		3,300	3,549,150

Philippines — 0.1%
Republic of Philippines:
4.20%, 01/21/24		12,585	13,318,013
5.50%, 03/30/26		6,000	6,906,690

			20,224,703

Poland — 0.1%
Republic of Poland:
3.00%, 03/17/23		6,700	6,767,503
3.25%, 04/06/26		6,800	6,932,736

			13,700,239

Qatar — 0.2%
State of Qatar:
4.50%, 04/23/28		19,440	20,970,900
4.00%, 03/14/29(b)		10,205	10,623,762
5.10%, 04/23/48(b)		2,813	3,142,304

			34,736,966

Russia — 0.1%
Russian Federation:
4.75%, 05/27/26		8,400	8,695,050
4.25%, 06/23/27		4,000	4,028,000

			12,723,050

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia:
4.00%, 04/17/25		7,000	7,252,000
4.38%, 04/16/29(b)		4,247	4,457,227
4.50%, 04/17/30		9,700	10,218,950
5.00%, 04/17/49		4,550	4,804,800
5.25%, 01/16/50(b)		7,727	8,380,356

			35,113,333

South Africa — 0.2%
Republic of South Africa:
5.50%, 03/09/20		19,170	19,385,663
5.88%, 05/30/22		9,220	9,669,475

			29,055,138

Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20		3,585	3,602,118
6.25%, 07/27/21		473	475,065
5.75%, 01/18/22		1,750	1,733,086
6.85%, 03/14/24		1,250	1,259,375
7.85%, 03/14/29		6,400	6,561,888

			13,631,532

52

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43	USD 7,695	$5,657,941

United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47	3,510	3,562,650

Total Foreign Government Obligations — 2.7% (Cost: $426,326,413)		435,669,729

	Shares

Investment Companies — 10.8%
Buckeye Partners LP	478,482	16,010,008
DCP Midstream LP	587,228	18,262,791
iShares iBoxx $ High Yield Corporate Bond ETF(h)(r)	15,075,748	1,310,685,531
iShares Short-Term Corporate Bond ETF(h)(r)	5,248,968	277,250,490
SPDR Bloomberg Barclays High Yield Bond ETF(h)	2,457,872	89,147,017
Western Midstream Partners LP	1,112,737	35,140,234

Total Investment Companies — 10.8% (Cost: $1,728,803,426)		1,746,496,071

	Par (000)

Non-Agency Mortgage-Backed Securities — 7.5%

Collateralized Mortgage Obligations — 2.7%
Adjustable Rate Mortgage Trust(c):
Series 2005-8, Class 2A1, 4.41%, 11/25/35	3,778	3,487,248
Series 2005-8, Class 7A2, 3.04%, 11/25/35	1,882	1,856,521
Series 2005-9, Class 5A1, 3.02%, 11/25/35	1,683	1,675,966
Alternative Loan Trust:
Series 2005-16, Class A1, 4.09%, 06/25/35(c)	667	626,493
Series 2005-36, Class 2A1A, 2.79%, 08/25/35(c)	2,255	1,972,346
Series 2005-56, Class 1A1, 3.86%, 11/25/35(c)	4,062	4,089,623
Series 2005-61, Class 1A1, 3.00%, 12/25/35(c)	352	346,130
Series 2005-63, Class 3A3, 4.09%, 11/25/35(c)	3,654	3,373,081
Series 2005-63, Class 5A1, 4.10%, 12/25/35(c)	307	279,134
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35	106	103,750
Series 2005-72, Class A1, 3.02%, 01/25/36(c)	3,846	3,690,096
Series 2005-72, Class A3, 3.08%, 01/25/36(c)	3,713	3,180,828
Series 2005-76, Class 2A1, 3.45%, 02/25/36(c)	7,050	6,505,696
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36	1,026	853,800
Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,395	1,048,282
Series 2006-20CB, Class A9, 6.00%, 07/25/36	688	500,420
Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,081	791,088
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37	3,779	2,608,231
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,695	2,218,867
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36	1,164	911,500
Series 2006-9T1, Class A7, 6.00%, 05/25/36	544	398,827

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2006-J7, Class 2A1, 2.67%, 11/20/46(c)	USD 6,531	$4,545,822
Series 2006-J8, Class A5, 6.00%, 02/25/37	1,735	1,209,157
Series 2006-OA14, Class 1A1, 4.18%, 11/25/46(c)	9,177	7,979,666
Series 2006-OA14, Class 2A1, 2.67%, 11/25/46(c)	8,086	7,111,039
Series 2006-OA14, Class 3A1, 3.30%, 11/25/46(c)	12,142	10,831,337
Series 2006-OA16, Class A2, 2.67%, 10/25/46(c)	542	522,860
Series 2006-OA2, Class A1, 2.70%, 05/20/46(c)	2,245	1,859,872
Series 2006-OA3, Class 2A1, 2.69%, 05/25/36(c)	13,705	12,070,887
Series 2006-OA8, Class 1A1, 2.67%, 07/25/46(c)	18,244	17,321,270
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,563	1,832,688
Series 2007-12T1, Class A5, 6.00%, 06/25/37	569	418,196
Series 2007-15CB, Class A7, 6.00%, 07/25/37	391	334,141
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37	376	341,721
Series 2007-19, Class 1A4, 6.00%, 08/25/37	1,693	1,317,372
Series 2007-19, Class 1A8, 6.00%, 08/25/37	824	640,954
Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,266	3,094,597
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	706	489,100
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37	4,082	2,860,802
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37	701	491,065
Series 2007-AL1, Class A1, 2.73%, 06/25/37(c)	8,952	7,206,939
Series 2007-J1, Class 2A5, 6.00%, 03/25/37	1,885	1,149,207
Series 2007-OA11, Class A1A, 3.83%, 11/25/47(c)	3,215	2,799,946
Series 2007-OA3, Class 1A1, 2.62%, 04/25/47(c)	15,766	14,778,724
Series 2007-OA4, Class A1, 2.65%, 05/25/47(c)	6,164	5,791,702
Series 2007-OA8, Class 2A1, 2.66%, 06/25/47(c)	14,230	11,099,913
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36	1,603	1,287,218
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 3.42%, 10/25/46(c)	17,447	16,662,409
Series 2006-3, Class 2A11, 3.39%, 10/25/46(c)	7,016	6,232,827
Series 2007-3, Class 22A1, 6.25%, 06/25/37(e)	1,261	1,125,747
Banc of America Funding Trust(c):
Series 2006-7, Class T2A3, 5.69%, 10/25/36	713	674,273
Series 2006-D, Class 6A1, 4.28%, 05/20/36	521	508,143
Series 2007-D, Class 1A1, 2.70%, 06/20/47	1,981	1,779,682
Banc of America Mortgage Trust, Series 2004- L, Class 4A1, 4.60%, 01/25/35(c)	13	13,524
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 2.92%, 04/25/36(c)	8,726	9,850,611
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35	1,066	1,031,334

53

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36	USD 1,228	$1,119,291
Bear Stearns Mortgage Funding Trust(c):
Series 2007-AR2, Class A1, 2.65%, 03/25/37	2,420	2,217,418
Series 2007-AR3, Class 1A1, 2.62%, 03/25/37	3,142	3,043,552
Series 2007-AR4, Class 1A1, 2.68%, 09/25/47	4,195	3,922,782
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 2.75%, 04/25/35(c)	2,371	2,284,592
Series 2005-9, Class 1A1, 3.08%, 05/25/35(c)	4,670	4,289,487
Series 2006-OA4, Class A1, 3.41%, 04/25/46(c)	3,198	1,597,280
Series 2007-21, Class 1A1, 6.25%, 02/25/38	242	193,482
Series 2007-J2, Class 2A6, 6.00%, 07/25/37	935	640,048
Series 2007-J2, Class 2A8, 6.00%, 07/25/37	1,428	977,361
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(b)(c)	11,893	11,440,619
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 01/25/37	124	118,989
CSMC Mortgage-Backed Trust:
4.10%, 09/27/66(c)	7,400	7,399,741
Series 2006-8, Class 1A1, 4.50%, 10/25/21	42	40,472
CSMC Trust(b):
Series 2008-2R, Class 1A1, 6.00%, 07/25/37	980	881,590
Series 2018-RPL8, Class A1, 4.12%, 07/25/58(c)	26,601	26,717,446
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1, 2.67%, 08/25/47(c)	17,425	15,912,266
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 3.73%, 02/25/37(c)	2,081	1,635,190
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 4.13%, 05/25/35(c)	63	60,982
GreenPoint Mortgage Funding Trust(c):
Series 2006-AR1, Class GA1B, 2.65%, 02/25/36	6,446	6,245,353
Series 2006-AR2, Class 4A1, 4.45%, 03/25/36	2,114	2,052,864
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	17	36,352
Impac CMB Trust, Series 2005-6, Class 1A1, 2.98%, 10/25/35(c)	2,636	2,553,868
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37	958	925,303
Series 2007-F2, Class 2A1, 6.50%, 07/25/37	2,262	1,310,660
IndyMac INDX Mortgage Loan Trust(c):
Series 2007-AR15, Class 1A1, 3.83%, 08/25/37	165	143,019
Series 2007-AR15, Class 2A1, 3.79%, 08/25/37	763	656,918
JP Morgan Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)	1,464	1,471,748
Lehman XS Trust, Series 2007-20N, Class A1, 3.63%, 12/25/37(c)	14,547	13,488,259
LSTAR Securities Investment Ltd.(b)(c):
Series 2019-2, Class A1, 3.98%, 04/01/24	25,000	25,012,500
Series 2019-3, Class A1, 3.98%, 04/01/24	20,235	20,235,000
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 4.15%, 11/01/22(b)(c)	6,432	6,450,377

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 4.19%, 03/01/24(b)(c)	USD 5,132	$5,131,706
Merrill Lynch Mortgage Investors Trust(c):
Series 2005-A9, Class 2A1E, 4.44%, 12/25/35	1,075	1,053,008
Series 2006-1, Class 2A1, 4.35%, 02/25/36	544	548,795
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(c) .	512	513,021
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	22	21,241
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	596	500,555
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%, 03/25/37	282	258,777
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 01/25/37	375	239,198
RFMSI Series Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37	73	69,229
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 4.50%, 04/25/47(c)	340	251,618
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 2.71%, 02/25/36	1,564	1,509,672
Series 2006-AR4, Class 3A1, 2.67%, 06/25/36(d)	12,744	11,151,340
Series 2006-AR6, Class 2A1, 2.67%, 07/25/46	15,615	12,913,645
Series 2007-AR4, Class GA4B, 2.66%, 09/25/47	4,004	3,791,382
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2007-OA4, Class 1A, 3.22%, 05/25/47	2,750	2,568,391
Series 2007-OA5, Class 1A, 3.20%, 06/25/47	9,383	8,845,340
Series 2007-OA6, Class 1A, 3.26%, 07/25/47	4,943	4,447,652
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA1, Class 2A, 3.17%, 12/25/46(c)	6,331	5,506,833
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-8, Class A5, 4.47%, 10/25/36(e)	1,352	766,447
Series 2006-AR5, Class 1A, 3.43%, 06/25/46(c)	7,010	5,255,563
Series 2007-OA5, Class A1A, 3.29%, 05/25/47(c)	4,622	4,287,248

		432,488,142

Commercial Mortgage-Backed Securities — 4.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(c)	9,251	8,751,788
280 Park Avenue Mortgage Trust(b)(c):
Series 2017-280P, Class A, 3.35%, 09/15/34	975	975,620
Series 2017-280P, Class E, 4.59%, 09/15/34	29,015	29,123,879
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)	1,750	1,750,693
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.57%, 04/15/35(b)(c)	4,500	4,516,868
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43	270	275,203

54

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust(b)(c):
Series 2017-ATRM, Class D, 4.42%, 12/15/36	USD 11,310	$11,331,100
Series 2017-ATRM, Class E, 5.52%, 12/15/36	3,910	3,938,093
Aventura Mall Trust(b)(c):
Series 2013-AVM, Class A, 3.87%, 12/05/32	2,000	2,024,289
Series 2013-AVM, Class E, 3.87%, 12/05/32	5,635	5,703,658
BAMLL Commercial Mortgage Securities Trust(b)(c):
Series 2016-ISQ, Class E, 3.73%, 08/14/34	23,440	21,935,108
Series 2017-SCH, Class CL, 3.97%, 11/15/32	3,225	3,225,000
Series 2017-SCH, Class DL, 4.47%, 11/15/32	3,965	3,965,000
Series 2018-DSNY, Class D, 4.17%, 09/15/34	11,982	11,967,110
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)	811	814,109
Bayview Commercial Asset Trust(b)(c):
Series 2005-2A, Class A1, 2.79%, 08/25/35	4,821	4,608,089
Series 2005-3A, Class A1, 2.80%, 11/25/35	1,155	1,107,364
Series 2007-1, Class A1, 2.70%, 03/25/37	6,988	6,605,909
Series 2007-3, Class A2, 2.77%, 07/25/37	6,150	5,792,156
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 3.33%, 04/25/36(b)(c)	4,019	4,014,410
BBCMS Mortgage Trust(b)(c):
Series 2018-CHRS, Class E, 4.41%, 08/05/38	1,750	1,537,284
Series 2018-TALL, Class D, 3.92%, 03/15/37	2,000	1,997,485
BBCMS Trust,
Series 2015-STP, Class E, 4.43%, 09/10/28(b)(c)	375	367,672
BB-UBS Trust,
Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(c)	2,672	2,605,518
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PW10, Class B, 5.79%, 12/11/40	4,000	4,080,637
Series 2007-PW18, Class B, 6.69%, 06/11/50(b)	2,239	2,291,635
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(b)	1,250	1,102,776
Series 2018-B7, Class C, 5.02%, 05/15/53(c)	4,770	5,082,335
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33	3,600	3,584,729
Series 2013-1515, Class E, 3.72%, 03/10/33	2,000	1,979,699
Series 2015-1740, Class E, 4.81%, 01/10/35(c)	2,000	2,011,633
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class G, 4.52%, 11/15/35	11,849	11,923,072
Series 2018-IND, Class H, 5.47%, 11/15/35	13,483	13,567,650
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.67%, 08/13/37	6,800	6,607,852
Series 2017-CC, Class E, 3.67%, 08/13/37	10,985	10,087,028
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(c) .	3,040	3,096,774
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.27%, 04/15/44(b)(c)	3,027	3,171,637
Series 2016-C4, Class C, 5.04%, 05/10/58(c)	3,330	3,466,472
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)	2,100	2,167,410

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CGBAM Commercial Mortgage Trust(b):
Series 2015-SMRT, Class B, 3.21%, 04/10/28	USD 415	$416,546
Series 2015-SMRT, Class E, 3.91%, 04/10/28(c)	2,550	2,567,023
Series 2015-SMRT, Class F, 3.91%, 04/10/28(c)	800	805,415
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 3.26%, 07/15/32	1,740	1,740,002
Series 2017-BIOC, Class D, 4.07%, 07/15/32	7,220	7,231,303
Series 2017-BIOC, Class E, 4.62%, 07/15/32	5,169	5,168,996
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A3, 2.82%, 04/10/46	1,841	1,842,680
Series 2014-GC19, Class C, 5.26%, 03/10/47(c)	2,278	2,417,366
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	1,090	1,095,971
Series 2015-GC27, Class C, 4.58%, 02/10/48(c)	3,000	3,035,453
Series 2016-C1, Class C, 5.12%, 05/10/49(c)	2,870	3,070,219
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(c)	980	963,998
Series 2016-C2, Class AAB, 2.71%, 08/10/49	930	925,289
Series 2016-GC37, Class C, 5.09%, 04/10/49(c)	2,640	2,770,373
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)	3,446	2,775,248
Series 2016-P3, Class C, 4.99%, 04/15/49(c)	1,271	1,340,225
Series 2016-P5, Class AAB, 2.84%, 10/10/49	1,700	1,697,660
Series 2016-P6, Class C, 4.43%, 12/10/49(c)	2,400	2,382,772
Series 2018-C6, Class C, 5.07%, 11/10/51	3,976	4,304,089
CLNS Trust(b)(c):
Series 2017-IKPR, Class A, 3.28%, 06/11/32	1,080	1,077,962
Series 2017-IKPR, Class E, 5.98%, 06/11/32	1,738	1,744,517
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.87%, 06/10/44(b)(c)	3,247	3,290,055
Series 2012-LC4, Class A4, 3.29%, 12/10/44	1,397	1,413,941
Series 2013-300P, Class A1, 4.35%, 08/10/30(b)	850	896,606
Series 2013-300P, Class D, 4.54%, 08/10/30(b)(c)	3,000	3,085,593
Series 2013-CR12, Class A4, 4.05%, 10/10/46	965	1,009,289
Series 2013-CR7, Class ASB, 2.74%, 03/10/46	765	765,007
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)	431	423,847
Series 2014-CR15, Class ASB, 3.60%, 02/10/47	1,934	1,972,698
Series 2014-CR15, Class C, 4.90%, 02/10/47(c)	2,050	2,178,296
Series 2014-CR17, Class A5, 3.98%, 05/10/47	1,010	1,057,518
Series 2014-CR18, Class ASB, 3.45%, 07/15/47	2,000	2,031,214
Series 2014-CR21, Class A2, 3.10%, 12/10/47	1,721	1,722,196

55

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-LC15, Class ASB, 3.53%, 04/10/47	USD 1,968	$2,001,893
Series 2014-TWC, Class C, 4.32%, 02/13/32(b)(c)	8,000	7,999,998
Series 2014-TWC, Class E, 5.72%, 02/13/32(b)(c)	1,910	1,911,197
Series 2015-CR23, Class B, 4.18%, 05/10/48(c)	9,520	9,821,780
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(b)(c)	7,688	7,695,435
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(c)	18,170	18,157,690
Series 2015-CR23, Class CME, 3.81%, 05/10/48(b)(c)	2,180	2,171,380
Series 2015-CR25, Class C, 4.70%, 08/10/48(c)	1,024	1,044,378
Series 2015-LC19, Class C, 4.40%, 02/10/48(c)	8,623	8,827,482
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)	3,282	2,927,662
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	1,045	1,066,636
Series 2015-LC21, Class C, 4.44%, 07/10/48(c)	6,010	6,142,366
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	600	615,584
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(c)	3,200	2,968,954
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	500	513,787
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)	3,425	3,039,937
Series 2018-HCLV, Class B, 3.87%, 09/15/33(b)(c)	2,500	2,500,000
Core Industrial Trust(b):
Series 2015-CALW, Class G, 3.98%, 02/10/34(c)	6,060	6,036,704
Series 2015-TEXW, Class A, 3.08%, 02/10/34	1,552	1,566,419
Series 2015-TEXW, Class D, 3.98%, 02/10/34(c)	1,500	1,514,821
Series 2015-TEXW, Class E, 3.98%, 02/10/34(c)	3,570	3,577,348
Series 2015-WEST, Class E, 4.37%, 02/10/37(c)	6,400	6,473,947
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(c)	217	217,283
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class ASB, 3.22%, 06/15/57	1,440	1,457,724
Series 2016-C6, Class C, 4.91%, 01/15/49(c)	3,950	4,119,946
Series 2018-C14, Class D, 5.06%, 11/15/51(b)(c)	5,030	4,861,566
CSMC Trust, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)	2,000	2,063,045
DBJPM Mortgage Trust,
Series 2016-C3, Class D, 3.63%, 08/10/49(b)(c)	8,736	7,945,123
DBUBS Mortgage Trust(b)(c):
Series 2017-BRBK, Class E, 3.65%, 10/10/34	10,428	10,142,756
Series 2017-BRBK, Class F, 3.65%, 10/10/34(d)	3,710	3,448,574

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Four Times Square Trust Commercial Mortgage Pass-Through Certificates,
Series 2006-4TS, Class A, 5.40%, 12/13/28(b)	USD 1,888	$1,955,450
GAHR Commercial Mortgage Trust(b):
Series 2015-NRF, Class AFX, 3.23%, 12/15/34	1,195	1,193,337
Series 2015-NRF, Class EFX, 3.49%, 12/15/34(c)	2,080	2,063,475
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28	2,000	2,021,751
Series 2014-GRCE, Class F, 3.71%, 06/10/28(c)	10,256	10,206,106
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)	1,500	1,664,664
Series 2013-GC10, Class AAB, 2.56%, 02/10/46	1,514	1,508,002
Series 2013-KING, Class C, 3.55%, 12/10/27(b)(c)	5,600	5,590,625
Series 2013-KING, Class D, 3.55%, 12/10/27(b)(c)	3,750	3,735,938
Series 2013-KING, Class E, 3.55%, 12/10/27(b)(c)	11,600	11,532,517
Series 2015-GC30, Class A2, 2.73%, 05/10/50	2,000	1,994,571
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34	863	884,138
Series 2016-RENT, Class C, 4.20%, 02/10/29(c)	2,550	2,570,057
Series 2017-500K, Class D, 3.77%, 07/15/32(c)	1,130	1,127,877
Series 2017-500K, Class E, 3.97%, 07/15/32(c)	1,650	1,649,481
Series 2017-500K, Class F, 4.27%, 07/15/32(c)	540	538,524
Series 2017-500K, Class G, 4.97%, 07/15/32(c)	280	278,573
Series 2018-HULA, Class D, 4.27%, 07/15/25(c)	2,335	2,341,842
GS Mortgage Securities Trust:
Series 2013-GC12, Class AAB, 2.68%, 06/10/46	1,621	1,614,964
Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,856	1,898,116
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	2,000	2,040,721
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	2,000	2,047,135
Series 2015-GC32, Class C, 4.56%, 07/10/48(c)	2,085	2,154,690
Series 2015-GC32, Class D, 3.35%, 07/10/48	2,282	2,043,097
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)	2,749	2,470,730
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)	1,260	1,093,404
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 3.32%, 05/08/30(b)(c)	790	789,501
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class A3, 3.51%, 05/15/45	1,931	1,969,358
Series 2012-CBX, Class A4, 3.48%, 06/15/45	2,150	2,181,284

56

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-LC11, Class ASB, 2.55%, 04/15/46	USD 1,719	$1,714,287
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)	2,840	2,863,133
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.66%, 07/15/45	910	938,796
Series 2013-C14, Class ASB, 3.76%, 08/15/46(c)	1,651	1,687,110
Series 2015-C28, Class ASB, 3.04%, 10/15/48	1,641	1,655,130
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(c)	1,898	1,848,919
JPMCC Commercial Mortgage Securities Trust(c):
Series 2017-JP5, Class C, 4.05%, 03/15/50	5,137	5,087,160
Series 2017-JP5, Class D, 4.80%, 03/15/50(b)	7,320	7,213,480
JPMDB Commercial Mortgage Securities Trust(c):
Series 2017-C5, Class C, 4.51%, 03/15/50	1,486	1,523,384
Series 2017-C5, Class D, 4.72%, 03/15/50(b)	2,170	2,160,733
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)	1,654	1,673,830
Series 2015-JP1, Class D, 4.40%, 01/15/49(c)	5,750	5,570,971
Series 2015-UES, Class D, 3.74%, 09/05/32(b)(c)	2,630	2,629,630
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(c)	3,750	3,727,262
Series 2017-MAUI, Class D, 4.42%, 07/15/34(b)(c)	1,480	1,480,448
Series 2017-MAUI, Class E, 5.42%, 07/15/34(b)(c)	7,780	7,784,813
Series 2017-MAUI, Class F, 6.22%, 07/15/34(b)(c)	2,100	2,106,606
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class AM, 6.11%, 07/15/40(c)	36	36,315
LCCM Mortgage Trust,
Series 2014-909, Class E, 4.03%, 05/15/31(b)(c)	2,500	2,487,174
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class C, 4.87%, 03/10/50(b)(c)	3,375	3,110,599
MAD Mortgage Trust,
Series 2017-330M, Class D, 4.11%, 08/15/34(b)(c)	3,305	3,307,795
Madison Avenue Trust,
Series 2013-650M, Class D, 4.17%, 10/12/32(b)(c)	6,670	6,714,356
Merrill Lynch Mortgage Trust,
Series 2005- CIP1, Class D, 5.79%, 07/12/38(c)	1,435	1,454,963
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class A4, 4.26%, 10/15/46(c)	1,395	1,475,621
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,000	2,025,528
Series 2014-C18, Class A2, 3.19%, 10/15/47	1,922	1,921,595
Series 2014-C19, Class A2, 3.10%, 12/15/47	2,000	1,999,954
Series 2015-C23, Class A2, 2.98%, 07/15/50	2,000	1,997,362
Series 2015-C23, Class D, 4.27%, 07/15/50(b)(c)	2,800	2,649,849
Series 2015-C25, Class D, 3.07%, 10/15/48	7,113	6,482,224
Series 2015-C26, Class D, 3.06%, 10/15/48(b)	3,232	2,926,915
Series 2017-C33, Class C, 4.56%, 05/15/50(c)	3,161	3,186,632

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50	USD 1,570	$1,356,622
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.38%, 10/15/42(c)	2,670	2,745,549
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(c)	950	949,039
Series 2014-CPT, Class F, 3.56%, 07/13/29(b)(c)	5,625	5,584,235
Series 2014-CPT, Class G, 3.56%, 07/13/29(b)(c)	3,392	3,339,473
Series 2014-MP, Class A, 3.47%, 08/11/33(b)	1,500	1,522,419
Series 2015-MS1, Class D, 4.17%, 05/15/48(b)(c)	7,725	7,230,776
Series 2017-CLS, Class F, 5.07%, 11/15/34(b)(c)	7,904	7,870,264
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	7,130	5,785,924
Series 2017-JWDR, Class D, 4.42%, 11/15/34(b)(c)	2,290	2,297,145
Series 2017-JWDR, Class E, 5.52%, 11/15/34(b)(c)	3,350	3,370,864
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(c)	2,930	2,781,553
Series 2018-SUN, Class F, 5.02%, 07/15/35(b)(c)	4,040	4,040,472
Morgan Stanley Capital I, Inc., Series 2018-H3, Class C, 5.01%, 07/15/51(c)	2,880	3,024,730
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(c)	8,300	7,897,257
Prima Capital CRE Securitization 2016-VI Ltd., Series 2016-6A, Class C, 4.00%, 08/24/40(b)	16,500	16,386,563
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(d)	3,210	3,200,370
RAIT Trust(b)(c):
Series 2017-FL7, Class A, 3.42%, 06/15/37	363	360,961
Series 2017-FL7, Class C, 4.97%, 06/15/37	990	978,382
Resource Capital Corp. Ltd., Series 2017- CRE5, Class B, 4.47%, 07/15/34(b)(c)	1,485	1,484,252
ROCKT:
0.00%, 04/20/32(c)	3,000	2,992,750
RSO Repo SPE Trust, 3.82%, 09/15/20(c)(d)	9,483	9,388,352
USDC, Series 2018-USDC, Class F, 4.64%, 05/09/38(b)(c)	2,550	2,463,352
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 8.69%, 09/25/44(b)(c)	3,309	3,299,055
VNDO Mortgage Trust(b):
Series 2012-6AVE, Class E, 3.45%, 11/15/30(c)	3,000	2,969,148
Series 2013-PENN, Class A, 3.81%, 12/13/29	1,575	1,596,355
Series 2013-PENN, Class D, 4.08%, 12/13/29(c)	5,060	5,074,559
Waldorf Astoria Boca Raton Trust, Series 2016- BOCA, Class A, 3.82%, 06/15/29(b)(c)	410	409,994
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.64%, 09/15/57(c)	1,600	1,679,625
Series 2015-NXS4, Class D, 3.75%, 12/15/48(c)	898	863,709
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	1,093	934,290
Series 2016-C32, Class ASB, 3.32%, 01/15/59	514	523,863
Series 2016-C34, Class C, 5.20%, 06/15/49(c)	1,080	1,132,567

57

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C37, Class C, 4.64%, 12/15/49(c)	USD	4,000	$4,080,611
Series 2016-LC25, Class C, 4.57%, 12/15/59(c)		8,320	8,500,643
Series 2016-NXS5, Class D, 5.04%, 01/15/59(c)		2,750	2,705,592
Series 2016-NXS6, Class C, 4.46%, 11/15/49(c)		4,783	4,938,097
Series 2017-C39, Class C, 4.12%, 09/15/50		3,268	3,229,546
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(c)		1,690	1,630,101
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		787	653,249
Series 2018-BXI, Class E, 4.63%, 12/15/36(b)(c)		1,510	1,511,331
Series 2018-C44, Class C, 5.00%, 05/15/51(c)		2,346	2,446,110
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		2,150	1,791,695
Series 2018-C45, Class C, 4.73%, 06/15/51		1,158	1,189,341
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		2,390	2,424,153
Series 2013-C12, Class ASB, 2.84%, 03/15/48		2,016	2,017,852
Series 2014-C20, Class A4, 3.72%, 05/15/47		770	796,237
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,550	1,581,580
Series 2014-C22, Class C, 3.91%, 09/15/57(c)		1,300	1,268,211
Series 2014-LC14, Class A4, 3.77%, 03/15/47		605	624,272

			738,731,118

Interest Only Commercial Mortgage-Backed Securities — 0.2%(c)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 1.12%, 08/10/35		78,000	4,804,020
Series 2015-SRCH, Class XB, 0.30%, 08/10/35		35,000	541,100
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.89%, 05/10/58		24,528	2,232,279
Series 2016-C6, Class XA, 1.32%, 11/10/49		64,650	4,420,865
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.84%, 09/10/47(b)		12,675	463,145
Series 2015-CR25, Class XA, 1.06%, 08/10/48		64,483	2,733,392
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27(b)		34,659	92,781
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47		776	28,159
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.01%, 09/15/47		7,453	270,354
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	1,921,536
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.27%, 03/10/50(b)		46,890	2,069,844
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.51%, 04/15/47(b)		80,982	1,372,499
Series 2015-C22, Class XA, 1.24%, 04/15/48		27,846	1,295,698

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)	USD 12,675	$961,526
Series 2016-C31, Class XA, 1.57%, 11/15/49	50,586	3,871,737
Series 2016-C32, Class XA, 0.89%, 12/15/49	32,346	1,419,674
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.69%, 03/15/49(b)	13,600	1,271,192
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.34%, 04/09/37	40,610	696,612
Series 2017-75B, Class XB, 0.11%, 04/09/37	27,000	119,367
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/29(b)	121,745	334,799
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)	11,784	866,477
Series 2016-LC25, Class XA, 1.16%, 12/15/59	22,759	1,176,730
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.74%, 05/15/47	57,079	1,632,075
Series 2014-LC14, Class XA, 1.40%, 03/15/47	49,048	2,208,339

		36,804,200

Total Non-Agency Mortgage-Backed Securities — 7.5% (Cost: $1,166,836,327)		1,208,023,460

	Shares

Participation Notes — 0.0%

Capital Markets — 0.0%
Deutsche Bank AG/London (Deutsche Bank AG), due 02/01/28(z)	326,825	1,882,456

Total Participation Notes — 0.0% (Cost: $1,930,280)		1,882,456

	Par (000)

Preferred Securities — 3.8%

Capital Trusts — 2.8%

Banks — 1.0%(j)(l)
Bank of America Corp.:
Series X, 6.25%	36,885	39,743,587
Series Z, 6.50%	532	584,242
Series AA, 6.10%	3,163	3,392,318
Citigroup, Inc.:
5.90%	7,219	7,463,002
Series P, 5.95%	23,541	24,659,198
Citizens Financial Group, Inc., Series A, 5.50%	5,500	5,527,500
Fifth Third Bancorp, Series J, 4.90%	14,175	14,086,406
ING Groep NV, 6.00%	1,500	1,511,400
JPMorgan Chase & Co.:
Series V, 5.00%	2,250	2,255,625
Series X, 6.10%	2,015	2,140,132
Lloyds Banking Group plc, 6.66%(b)	3,000	3,131,250
M&T Bank Corp., Series F, 5.13%	14,800	15,022,000
SunTrust Banks, Inc.:
Series G, 5.05%	30,245	29,904,744
Series H, 5.13%	16,825	16,273,140
Wells Fargo & Co., Series U, 5.87%	3,330	3,596,400

		169,290,944

58

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets — 0.5%(j)(l)
Bank of New York Mellon Corp. (The), Series F, 4.62%	USD 29,850	$29,299,865
Goldman Sachs Group, Inc. (The):
Series M, 5.38%	12,395	12,683,432
Series P, 5.00%	6,897	6,565,944
Series O, 5.30%	4,315	4,466,025
Morgan Stanley, Series H, 5.45%	4,057	4,062,071
Northern Trust Corp., Series D, 4.60%	17,700	17,655,750

		74,733,087

Consumer Finance — 0.4%(j)(l)
Discover Financial Services, Series C, 5.50%	24,300	23,540,625
General Motors Financial Co., Inc., Series A, 5.75%	51,647	48,289,945

		71,830,570

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(j)(l)	11,590	12,053,600

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(j)	146	150,282

Insurance — 0.2%(j)(l)
Progressive Corp. (The), Series B, 5.38%	9,110	9,087,225
XLIT Ltd., Series E, 5.05%	18,160	17,660,600

		26,747,825

Oil, Gas & Consumable Fuels — 0.6%(j)(l)
Andeavor Logistics LP, Series A, 6.87%	45,745	46,259,631
EnLink Midstream Partners LP, Series C, 6.00%	14,325	12,337,406
Plains All American Pipeline LP, Series B, 6.13%	33,500	32,076,250

		90,673,287

Total Capital Trusts — 2.8% (Cost: $443,032,355)		445,479,595

	Shares

Preferred Stocks — 0.8%

Banks — 0.2%
Banco Bradesco SA (Preference), 0.00%	24,300	220,622
Itau Unibanco Holding SA (Preference), 0.00%	525,312	4,546,961
KeyCorp, Series E, 6.13%(j)(l)	375,000	10,233,750
US Bancorp, Series F, 6.50%(j)(l)	442,000	11,823,500

		26,824,833

Beverages — 0.0%
Embotelladora Andina SA (Preference), Series B, 0.00%	48,580	173,433

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(j)(l)	1,995,000	52,388,700

Consumer Finance — 0.1%
SLM Corp., Series B, 4.31%(j)(l)	122,000	8,056,880

Electric Utilities — 0.0%
Entergy Arkansas LLC:
4.90%	102,000	2,622,420
4.88%	93,168	2,353,424
Entergy Louisiana LLC, 4.88%	32,274	814,918
Entergy Mississippi LLC, 4.90%	94,932	2,406,526
Entergy Texas, Inc., 5.63%	146,739	3,810,812

		12,008,100

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%(b)(j)
Firstar Realty LLC, 8.88%	5,000	$5,725,000
SunTrust Real Estate Investment Corp., 9.00%(d)	15	1,574,592

		7,299,592

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (Preference), 0.00%	587,859	18,753,419

Total Preferred Stocks — 0.8% (Cost: $122,612,959)		125,504,957

Trust Preferreds — 0.2%

Banks — 0.0%
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40(l)	182,724	4,805,641

Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.57%, 12/21/65(b)(l)	25,372,000	19,051,835

Consumer Finance — 0.1%
ILFC E-Capital Trust II, 4.85%, 12/21/65(b)(l)	11,944,000	9,196,880

Total Trust Preferreds — 0.2% (Cost: $41,096,704)		33,054,356

Total Preferred Securities — 3.8% (Cost: $606,742,018)		604,038,908

	Par (000)

U.S. Government Sponsored Agency Securities — 0.3%

Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association:
Series 2013-133, Class NA, 3.00%, 05/25/36	496	496,583
Series 2016-49, Class DA, 3.50%, 10/25/42	775	796,797
Series 2016-76, Class ME, 3.00%, 01/25/46	4,466	4,443,574
Federal National Mortgage Association
Variable Rate Notes, Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 3.63%, 09/25/29(a)	1,083	1,085,629
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42	2,277	2,329,945

		9,152,528

Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp., Series KJ05, Class A2, 2.16%, 10/25/21	1,316	1,306,858
Federal Home Loan Mortgage Corp. Variable
Rate Notes(l):
Series 2018-K732, Class B, 4.19%, 05/25/25(b)	1,500	1,529,208
Series 2018-SB52, Class A5F, 3.25%, 05/25/23	1,015	1,034,817

		3,870,883

Interest Only Commercial Mortgage-Backed Securities — 0.0%(l)
Federal Home Loan Mortgage Corp. Variable
Rate Notes:
Series K055, Class X1, 1.50%, 03/25/26	22,513	1,779,482
Series K714, Class X1, 0.79%, 10/25/20	54,134	397,714
Series KW01, Class X1, 1.11%, 01/25/26	5,332	281,630
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.36%, 01/25/22	1,958	53,697

59

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes, Series 2017-44, Class IO, 0.70%, 04/17/51	USD	28,123	$1,614,706

			4,127,229

Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp.:
3.50%, 07/01/32		2,500	2,563,314
4.00%, 07/01/26 - 03/01/34		2,116	2,202,421
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.90%, 11/01/45(a)		2,530	2,544,077
Federal National Mortgage Association:
2.50%, 04/01/28 - 09/01/31		12,238	12,139,038
3.00%, 09/01/28 - 02/01/33		12,257	12,335,414
3.50%, 06/01/32 - 04/01/34		1,733	1,774,677
4.00%, 05/01/27 - 03/01/34		2,666	2,760,664
4.50%, 04/01/24 - 11/01/48		1,469	1,536,742

			37,856,347

Total U.S. Government Sponsored Agency Securities — 0.3% (Cost: $55,560,544)			55,006,987

U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29		3,954	4,073,705

Total U.S. Treasury Obligations — 0.0% (Cost: $4,075,126)			4,073,705

Total Long-Term Investments — 96.9% (Cost: $15,258,247,000)			15,607,007,527

Short-Term Securities — 11.3%

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 18.65%, 08/20/19(o)	EGP	175,475	9,709,991

Total Foreign Government Obligations — 0.1% (Cost: $9,493,725)			9,709,991

Security	Shares	Value

Money Market Funds — 11.2%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(r)	903,965,775	$903,965,775
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.25%	10,159,779	10,159,779
SL Liquidity Series, LLC, Money Market Series, 2.61%(q)(r)	897,814,212	897,993,776

Total Money Market Funds — 11.2% (Cost: $1,811,964,415)		1,812,119,330

Total Short-Term Securities — 11.3% (Cost: $1,821,458,140)		1,821,829,321

Total Options Purchased — 0.0% (Cost: $69,225)		79,105

Total Investments — 108.2% (Cost: $17,079,774,365)		17,428,915,953

Liabilities in Excess of Other Assets — (8.2)%		(1,323,575,366)

Net Assets — 100.0%		$16,105,340,587

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Security, or a portion of the security, is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.
(q)	Security was purchased with the cash collateral from loaned securities.

60

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

(r)

During the period ended April 30, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,655,376,352	—		(751,410,577	)(b)	903,965,775	$903,965,775	$9,750,600		$—	$—
SL Liquidity Series, LLC, Money Market Series	423,903,737	473,910,475	(c)	—		897,814,212	897,993,776	6,929,529	(d)	(45,760)	56,958
iShares iBoxx $ High Yield Corporate Bond ETF	6,154,836	8,920,912		—		15,075,748	1,310,685,531	35,358,127		—	17,800,243
iShares Short-Term Corporate Bond ETF	—	7,202,399		(1,953,431)		5,248,968	277,250,490	937,668		194,230	1,970,104

							$3,389,895,572	$52,975,924		$148,470	$19,827,305

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

61

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	7,598	06/19/19	$939,659	$6,937,973
U.S. Treasury Long Bond	4,028	06/19/19	594,004	3,238,776
U.S. Treasury Ultra Bond	1	06/19/19	164	1,795
EURO STOXX 50 Index	5,853	06/21/19	226,614	15,977,434
MSCI Emerging Markets E-Mini Index	246	06/21/19	13,286	305,356
STOXX 600 Banks Index	16	06/21/19	131	9,350
U.S. Treasury 2 Year Note	306	06/28/19	65,180	75,173
U.S. Treasury 5 Year Note	11,393	06/28/19	1,317,494	9,384,365

				35,930,222

Short Contracts
Euro-Bobl	20	06/06/19	2,982	(18,128)
Euro-Bund	15	06/06/19	2,781	(39,925)
Euro-Schatz	12	06/06/19	1,506	(1,897)
EUR Currency	2,903	06/17/19	408,833	4,391,463
GBP Currency	3,430	06/17/19	280,167	4,052,428
JPY Currency	523	06/17/19	58,900	393,243
U.S. Treasury 10 Year Ultra Note	94	06/19/19	12,387	(79,495)
S&P 500 E-Mini Index	3,634	06/21/19	535,742	(12,232,071)
Long Gilt	5	06/26/19	830	(355)

				(3,534,737)

				$32,395,485

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,383,495	EUR	3,003,000	State Street Bank and Trust Co.	05/06/19	$14,155
USD	702,130	EUR	620,000	Bank of America NA	05/13/19	6,063
USD	317,590,309	EUR	280,940,000	Barclays Bank plc	05/13/19	2,181,984
USD	1,360,026	EUR	1,200,000	BNP Paribas SA	05/13/19	12,799
USD	2,544,054	EUR	2,250,000	Citibank NA	05/13/19	18,003
USD	1,096,776	EUR	970,000	Toronto Dominion Bank	05/13/19	7,767
USD	523,694	GBP	400,000	Bank of America NA	05/13/19	1,778
USD	222,811	GBP	170,000	Citibank NA	05/13/19	997
USD	628,099	GBP	480,000	Societe Generale SA	05/13/19	1,800
USD	13,100	GBP	10,000	Toronto Dominion Bank	05/13/19	52
USD	37,060,321	GBP	28,300,000	UBS AG	05/13/19	134,765
IDR	37,289,792,400	USD	2,586,157	Bank of America NA	05/29/19	26,739
USD	2,627,337	IDR	37,289,792,400	Citibank NA	05/29/19	14,441
USD	3,379,085	EUR	3,003,000	State Street Bank and Trust Co.	06/05/19	700
USD	53,798	CNY	362,315	UBS AG	06/17/19	11
USD	3,923,757	EUR	3,471,814	Bank of America NA	06/17/19	13,859
USD	5,979,785	HKD	46,815,787	Bank of America NA	06/17/19	7,868
USD	1,626,250	ARS	77,816,062	Citibank NA	07/17/19	66,681
USD	2,239,933	EUR	1,970,000	Bank of America NA	09/09/19	5,156

						2,515,618

EUR	3,003,000	USD	3,370,338	State Street Bank and Trust Co.	05/06/19	(998)
USD	156,188	EUR	140,000	Barclays Bank plc	05/13/19	(989)
USD	273,291	GBP	210,000	Bank of America NA	05/13/19	(715)
USD	2,013,034	IDR	29,199,062,937	Bank of America NA	06/18/19	(27,192)

						(29,894)

	Net Unrealized Appreciation					$2,485,724

62

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	16	05/17/19	USD	2,950.00	USD	4,713	$36,480
Liberty Global plc	100	07/19/19	USD	27.50	USD	270	16,000
Liberty Global plc	355	07/19/19	USD	30.00	USD	959	26,625

							$79,105

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	10,000	$(149,381)	$(8,588)	$(140,793)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	840	(14,914)	6,967	(21,881)

							$(164,295)	$(1,621)	$(162,674)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB-	EUR	215	$(31,707)	$(23,671)	$(8,036)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB-	EUR	455	(67,084)	(48,580)	(18,504)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB-	EUR	100	(14,745)	(10,889)	(3,856)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	91	(13,362)	(10,728)	(2,634)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB-	EUR	13	(1,893)	(1,575)	(318)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	36	(5,351)	(4,021)	(1,330)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	91	(13,375)	(10,738)	(2,637)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB-	EUR	54	(8,025)	(6,031)	(1,994)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	400	(32,272)	4,574	(36,846)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA Goldman Sachs	06/20/23	B	EUR	123	(28,712)	13,916	(42,628)
Thomas Cook Group plc	5.00%	Quarterly	International Goldman Sachs	06/20/23	B	EUR	480	(112,296)	52,784	(165,080)
Thomas Cook Group plc	5.00%	Quarterly	International	06/20/23	B	EUR	124	(29,074)	13,768	(42,842)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB-	EUR	650	(111,613)	(95,572)	(16,041)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	65	(6,528)	1,162	(7,690)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	150	(14,985)	(980)	(14,005)
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	72	4,678	1,608	3,070
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	128	8,354	2,871	5,483
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	300	(8,273)	(8,464)	191
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International Morgan Stanley & Co.	12/20/25	B	EUR	850	181,663	139,940	41,723
Tesco plc	1.00%	Quarterly	International plc	12/20/28	BB+	EUR	1,420	(103,732)	(139,052)	35,320
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International Morgan Stanley & Co.	09/17/58	NR	USD	3,750	56,611	(112,699)	169,310
CMBX.NA.9.BBB-	3.00%	Monthly	International plc	09/17/58	NR	USD	3,750	$(126,523)	$(376,868)	$250,345

								$(478,244)	$(619,245)	$141,001

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

63

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

CHF	Swiss Franc

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipt

CBOE	Chicago Board Options Exchange

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CVA	Certification Van Aandelon (Dutch Certificate)

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

NVDR	Non-Voting Depository Receipts

OTC	Over The Counter

PIK	Pay-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

64

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,424,394,665	$51,257,445	$1,475,652,110
Common Stocks:
Aerospace & Defense	22,804,128	25,601,857	—	48,405,985
Air Freight & Logistics	2,027,162	22,613,127	—	24,640,289
Airlines	8,739,217	369,205	—	9,108,422
Auto Components	1,992,235	—	—	1,992,235
Automobiles	1,367,006	16,436,484	—	17,803,490
Banks	86,117,922	123,560,296	—	209,678,218
Beverages	58,670,348	29,185,991	—	87,856,339
Biotechnology	28,863,257	1,336,547	—	30,199,804
Building Products	971,402	—	—	971,402
Capital Markets	9,406,301	7,638,530	—	17,044,831
Chemicals	6,878,034	5,091,153	—	11,969,187
Commercial Services & Supplies	18,301,475	6,329,422	132,671	24,763,568
Communications Equipment	20,973,607	150,260	—	21,123,867
Construction & Engineering	445,926	34,892,734	—	35,338,660
Construction Materials	481,012	5,624,669	—	6,105,681
Consumer Finance	2,502,807	—	—	2,502,807
Containers & Packaging	14,953,873	16,201,194	—	31,155,067
Distributors	17,822,791	54,874	—	17,877,665
Diversified Consumer Services	84,814	—	—	84,814
Diversified Financial Services	6,075,183	3,406,155	—	9,481,338
Diversified Telecommunication Services	45,594,691	27,713,733	—	73,308,424
Electric Utilities	18,537,536	18,106,463	—	36,643,999
Electrical Equipment	20,443,664	—	—	20,443,664
Electronic Equipment, Instruments & Components	7,731,554	9,401,415	—	17,132,969
Energy Equipment & Services	1,730,687	—	—	1,730,687
Entertainment	12,754,787	6,843,319	—	19,598,106
Equity Real Estate Investment Trusts (REITs)	377,831,103	99,461,475	—	477,292,578
Food & Staples Retailing	12,004,138	8,884,185	—	20,888,323

65

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$9,166,429	$39,710,869	$—	$48,877,298
Gas Utilities	175,001	9,073,593	—	9,248,594
Health Care Equipment & Supplies	31,241,461	16,411,443	—	47,652,904
Health Care Providers & Services	26,376,027	19,805,474	—	46,181,501
Health Care Technology	303,078	—	—	303,078
Hotels, Restaurants & Leisure	23,355,142	15,647,432	—	39,002,574
Household Durables	3,801,018	30,154,967	—	33,955,985
Household Products	15,706,005	2,873,110	—	18,579,115
Independent Power and Renewable Electricity Producers	1,497,179	5,397,269	—	6,894,448
Industrial Conglomerates	14,493,359	7,298,641	—	21,792,000
Insurance	17,097,787	120,062,820	—	137,160,607
Interactive Media & Services	18,025,747	32,964	—	18,058,711
Internet & Direct Marketing Retail	17,944,995	—	—	17,944,995
IT Services	55,451,978	5,605,116	—	61,057,094
Leisure Products	230,285	—	—	230,285
Life Sciences Tools & Services	5,775,893	5,652,503	—	11,428,396
Machinery	7,409,869	28,372,751	—	35,782,620
Marine	—	—	—	—
Media	9,149,470	4,001,859	—	13,151,329
Metals & Mining	5,963,786	9,843,187	—	15,806,973
Multiline Retail	12,317,013	5,167,314	—	17,484,327
Multi-Utilities	6,105,169	14,653,853	—	20,759,022
Oil, Gas & Consumable Fuels	577,773,672	37,997,008	—	615,770,680
Paper & Forest Products	863,637	—	—	863,637
Personal Products	594,264	30,589,459	—	31,183,723
Pharmaceuticals	83,828,366	113,467,629	—	197,295,995
Professional Services	1,058,963	22,490,801	—	23,549,764
Real Estate Management & Development	870,571	55,039,502	—	55,910,073
Road & Rail	17,182,553	500,602	—	17,683,155
Semiconductors & Semiconductor Equipment	33,484,375	43,263,736	—	76,748,111
Software	42,347,880	674,891	—	43,022,771
Specialty Retail	17,592,780	6,408,049	—	24,000,829
Technology Hardware, Storage & Peripherals	15,270,203	13,341,912	—	28,612,115
Textiles, Apparel & Luxury Goods	14,801,697	24,390,093	—	39,191,790
Thrifts & Mortgage Finance	—	197,408	—	197,408
Tobacco	38,050,973	47,799,375	—	85,850,348
Trading Companies & Distributors	890,655	1,167,584	—	2,058,239
Transportation Infrastructure	17,122,979	7,876,419	—	24,999,398
Water Utilities	453,418	1,047,574	—	1,500,992
Wireless Telecommunication Services	25,594,368	19,069,699	—	44,664,067
Corporate Bonds:
Aerospace & Defense	—	89,651,059	—	89,651,059
Air Freight & Logistics	—	937,190	—	937,190
Airlines	—	10,698,660	—	10,698,660
Auto Components	—	45,339,332	—	45,339,332
Automobiles	—	5,191,094	—	5,191,094
Banks	—	1,044,918,286	—	1,044,918,286
Beverages	—	14,868,556	—	14,868,556
Biotechnology	—	19,121,213	—	19,121,213
Building Products	—	15,992,217	—	15,992,217
Capital Markets	—	242,680,201	—	242,680,201
Chemicals	—	74,672,942	—	74,672,942
Commercial Services & Supplies	—	48,792,572	—	48,792,572
Communications Equipment	—	20,509,006	—	20,509,006
Construction & Engineering	—	20,438,391	706,028	21,144,419
Construction Materials	—	1,540,663	—	1,540,663
Consumer Finance	—	160,775,666	—	160,775,666
Containers & Packaging	—	48,068,273	—	48,068,273
Distributors	—	4,568,142	—	4,568,142
Diversified Consumer Services	—	8,172,892	—	8,172,892
Diversified Financial Services	—	61,718,360	—	61,718,360
Diversified Telecommunication Services	—	142,955,685	—	142,955,685
Electric Utilities	—	83,620,779	—	83,620,779
Electrical Equipment	—	8,675,863	—	8,675,863
Electronic Equipment, Instruments & Components	—	11,537,952	—	11,537,952
Energy Equipment & Services	—	41,941,669	—	41,941,669

66

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Entertainment	$—	$43,383,179	$—	$43,383,179
Equity Real Estate Investment Trusts (REITs)	—	77,535,326	—	77,535,326
Food & Staples Retailing	—	9,785,554	—	9,785,554
Food Products	—	56,549,811	—	56,549,811
Gas Utilities	—	5,903,533	—	5,903,533
Health Care Equipment & Supplies	—	35,344,700	—	35,344,700
Health Care Providers & Services	—	119,298,265	—	119,298,265
Health Care Technology	—	5,089,640	—	5,089,640
Hotels, Restaurants & Leisure	—	114,367,922	—	114,367,922
Household Durables	—	27,215,377	—	27,215,377
Household Products	—	7,455,248	—	7,455,248
Independent Power and Renewable Electricity Producers	—	48,264,736	—	48,264,736
Industrial Conglomerates	—	10,796,914	—	10,796,914
Insurance	—	53,621,721	—	53,621,721
Interactive Media & Services	—	5,718,435	—	5,718,435
Internet & Direct Marketing Retail	—	4,622,366	—	4,622,366
IT Services	—	66,102,003	—	66,102,003
Leisure Products	—	2,886,902	—	2,886,902
Life Sciences Tools & Services	—	2,941,353	—	2,941,353
Machinery	—	33,088,075	—	33,088,075
Marine	—	1,405,653	—	1,405,653
Media	—	175,144,214	—	175,144,214
Metals & Mining	—	92,726,195	—	92,726,195
Mortgage Real Estate Investment Trusts (REITs)	—	2,299,424	—	2,299,424
Multiline Retail	—	463,253	—	463,253
Multi-Utilities	—	12,474,977	—	12,474,977
Oil, Gas & Consumable Fuels	—	477,221,297	—	477,221,297
Paper & Forest Products	—	4,141,737	—	4,141,737
Personal Products	—	2,456,047	—	2,456,047
Pharmaceuticals	—	65,353,553	—	65,353,553
Professional Services	—	7,033,093	—	7,033,093
Real Estate Management & Development	—	186,997,608	—	186,997,608
Road & Rail	—	30,768,227	—	30,768,227
Semiconductors & Semiconductor Equipment	—	23,195,534	—	23,195,534
Software	—	71,955,945	—	71,955,945
Specialty Retail	—	21,695,032	—	21,695,032
Technology Hardware, Storage & Peripherals	—	22,504,643	—	22,504,643
Textiles, Apparel & Luxury Goods	—	7,412,165	—	7,412,165
Thrifts & Mortgage Finance	—	16,373,748	—	16,373,748
Tobacco	—	11,527,799	—	11,527,799
Trading Companies & Distributors	—	32,868,559	—	32,868,559
Transportation Infrastructure	—	7,087,189	—	7,087,189
Wireless Telecommunication Services	—	106,255,344	—	106,255,344
Equity-Linked Notes(a)	—	1,414,110,760	—	1,414,110,760
Floating Rate Loan Interests:
Aerospace & Defense	—	13,359,873	1,435,411	14,795,284
Air Freight & Logistics	—	1,826,376	—	1,826,376
Airlines	—	2,445,535	—	2,445,535
Auto Components	—	6,465,062	—	6,465,062
Beverages	—	954,752	—	954,752
Building Products	—	4,086,629	—	4,086,629
Capital Markets	—	12,999,651	—	12,999,651
Chemicals	—	30,496,118	1,004,254	31,500,372
Commercial Services & Supplies	—	34,923,565	1,146,337	36,069,902
Communications Equipment	—	4,954,811	—	4,954,811
Construction & Engineering	—	3,028,801	—	3,028,801
Construction Materials	—	9,473,118	19,477,589	28,950,707
Containers & Packaging	—	23,001,873	—	23,001,873
Distributors	—	4,325,289	—	4,325,289
Diversified Consumer Services	—	26,124,889	4,348,437	30,473,326
Diversified Financial Services	—	19,797,014	21,216,203	41,013,217
Diversified Telecommunication Services	—	36,138,852	—	36,138,852
Electric Utilities	—	3,940,444	—	3,940,444
Electrical Equipment	—	4,952,856	2,102,896	7,055,752
Electronic Equipment, Instruments & Components	—	3,309,888	—	3,309,888
Energy Equipment & Services	—	3,808,124	—	3,808,124

67

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Entertainment	$—	$6,758,920	$—	$6,758,920
Equity Real Estate Investment Trusts (REITs)	—	9,375,410	—	9,375,410
Food & Staples Retailing	—	8,574,047	—	8,574,047
Food Products	—	24,695,338	—	24,695,338
Gas Utilities	—	1,979,488	—	1,979,488
Health Care Equipment & Supplies	—	5,320,020	908,722	6,228,742
Health Care Providers & Services	—	45,107,387	2,253,176	47,360,563
Health Care Technology	—	14,257,792	—	14,257,792
Hotels, Restaurants & Leisure	—	63,126,473	—	63,126,473
Household Durables	—	979,283	—	979,283
Household Products	—	3,437,023	—	3,437,023
Independent Power and Renewable Electricity Producers	—	7,436,535	—	7,436,535
Industrial Conglomerates	—	14,545,502	6,613,571	21,159,073
Insurance	—	33,223,233	—	33,223,233
IT Services	—	123,816,471	—	123,816,471
Life Sciences Tools & Services	—	3,040,239	—	3,040,239
Machinery	—	10,798,689	1,067,026	11,865,715
Media	—	57,977,922	1,296,232	59,274,154
Metals & Mining	—	3,224,734	—	3,224,734
Mortgage Real Estate Investment Trusts (REITs)	—	—	35,093,735	35,093,735
Multiline Retail	—	6,700,249	—	6,700,249
Multi-Utilities	—	2,196,341	—	2,196,341
Oil, Gas & Consumable Fuels	—	8,011,169	—	8,011,169
Pharmaceuticals	—	35,506,510	—	35,506,510
Professional Services	—	6,965,204	—	6,965,204
Real Estate Management & Development	—	8,446,857	85,472,634	93,919,491
Road & Rail	—	—	645,861	645,861
Semiconductors & Semiconductor Equipment	—	5,208,216	—	5,208,216
Software	—	54,915,883	—	54,915,883
Specialty Retail	—	4,901,006	—	4,901,006
Technology Hardware, Storage & Peripherals	—	5,913,669	—	5,913,669
Trading Companies & Distributors	—	9,297,295	—	9,297,295
Wireless Telecommunication Services	—	6,245,797	—	6,245,797
Foreign Agency Obligations(a)	—	88,552,678	—	88,552,678
Foreign Government Obligations(a)	—	435,669,729	—	435,669,729
Investment Companies	1,746,496,071	—	—	1,746,496,071
Non-Agency Mortgage-Backed Securities	—	1,180,834,824	27,188,636	1,208,023,460
Participation Notes	—	1,882,456	—	1,882,456
Preferred Securities:
Banks	31,630,474	169,290,944	—	200,921,418
Beverages	173,433	—	—	173,433
Capital Markets	52,388,700	74,733,087	—	127,121,787
Commercial Services & Supplies	—	19,051,835	—	19,051,835
Consumer Finance	8,056,880	81,027,450	—	89,084,330
Diversified Financial Services	—	12,053,600	—	12,053,600
Electric Utilities	12,008,100	—	—	12,008,100
Entertainment	—	150,282	—	150,282
Equity Real Estate Investment Trusts (REITs)	—	5,725,000	1,574,592	7,299,592
Insurance	—	26,747,825	—	26,747,825
Oil, Gas & Consumable Fuels	—	90,673,287	—	90,673,287
Technology Hardware, Storage & Peripherals	—	18,753,419	—	18,753,419
U.S. Government Sponsored Agency Securities	—	55,006,987	—	55,006,987
U.S. Treasury Obligations	—	4,073,705	—	4,073,705
Short-Term Securities:
Foreign Government Obligations(a)	—	9,709,991	—	9,709,991
Money Market Funds	914,125,554	—	—	914,125,554
Options Purchased:
Equity contracts	79,105	—	—	79,105
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	—	(1,032)	(1,032)

Subtotal	$4,740,433,022	$11,525,547,699	$264,940,424	$16,530,921,145

Investments valued at NAV(c)				897,993,776

Total Investments				$17,428,914,921

68

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$505,442	$—	$505,442
Equity contracts	16,292,140	—	—	16,292,140
Foreign currency exchange contracts	8,837,134	2,515,618	—	11,352,752
Interest rate contracts	19,638,082	—	—	19,638,082
Liabilities:
Credit contracts	—	(527,115)	—	(527,115)
Equity contracts	(12,232,071)	—	—	(12,232,071)
Foreign currency exchange contracts	—	(29,894)	—	(29,894)
Interest rate contracts	(139,800)	—	—	(139,800)

	$32,395,485	$2,464,051	$—	$34,859,536

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets/Liabilities:
Opening Balance, as of July 31, 2018	$122,674,120	$6,619,407	$—	$130,108,267	$81,626,451	$1,734,777	$—	$342,763,022
Transfers into level 3	—	—	695,470	79,987,587	—	—	—	80,683,057
Transfers out of level 3(a)	(99,334,465)	(6,619,407)	—	(14,711,434)	(40,551,231)	—	—	(161,216,537)
Accrued discounts/premiums	73,228	—	—	8,430	90,298	—	—	171,956
Net realized gain (loss)	391,269	—	—	82,421	191,354	—	—	665,044
Net change in unrealized appreciation (depreciation)(b)	(79,032)	(11,404)	10,558	389,833	176,919	(160,185)	(1,032)	325,657
Purchases	33,149,625	144,075	—	22,986,348	—	—	—	56,280,048
Sales	(5,617,300)	—	—	(34,769,368)	(14,345,155)	—	—	(54,731,823)

Closing Balance, as of April 30, 2019	$51,257,445	$132,671	$706,028	$184,082,084	$27,188,636	$1,574,592	$(1,032)	$264,940,424

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019(b)	$(84,582)	$(11,404)	$10,558	$361,739	$85,507	$(160,185)	$(1,032)	$200,601

(a)

As of July 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

69